UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7023

Name of Registrant:	Vanguard Valley Forge Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1:	Schedule of Investments

Vanguard Balanced Index Fund

Schedule of Investments

As of September 30, 2008

			Market
			Value
		Shares	($000)
Common Stocks (60.3%)
Consumer Discretionary (5.6%)
	McDonald's Corp.	460,757	28,429
	The Walt Disney Co.	735,770	22,581
	Comcast Corp. Class A	1,061,143	20,830
	Time Warner, Inc.	1,454,585	19,070
	Home Depot, Inc.	687,016	17,787
	Target Corp.	304,602	14,941
	Lowe's Cos., Inc.	594,317	14,079
	News Corp., Class A	917,351	10,999
	NIKE, Inc. Class B	149,765	10,019
*	Amazon.com, Inc.	127,399	9,270
	Johnson Controls, Inc.	241,255	7,317
*	DIRECTV Group, Inc.	279,484	7,314
	Staples, Inc.	285,436	6,422
	Yum! Brands, Inc.	192,624	6,281
	Carnival Corp.	177,542	6,276
*	Kohl's Corp.	119,360	5,500
*	Viacom Inc. Class B	221,195	5,494
	Best Buy Co., Inc.	142,366	5,339
	TJX Cos., Inc.	172,649	5,269
	Omnicom Group Inc.	130,274	5,023
*	Liberty Media Corp.	200,444	5,005
*	Starbucks Corp.	295,987	4,401
	The McGraw-Hill Cos., Inc.	130,603	4,128
	The Gap, Inc.	208,990	3,716
*	Ford Motor Co.	706,072	3,672
	Fortune Brands, Inc.	62,541	3,587
	Harley-Davidson, Inc.	96,166	3,587
	CBS Corp.	239,403	3,490
*	Coach, Inc.	138,789	3,475
*	Apollo Group, Inc. Class A	58,029	3,441
*	Bed Bath & Beyond, Inc.	105,259	3,306
	Macy's Inc.	171,351	3,081
	Marriott International, Inc. Class A	115,027	3,001
	H & R Block, Inc.	132,287	2,983
*	Liberty Media Corp.-Interactive Series A	229,429	2,962
	J.C. Penney Co., Inc. (Holding Co.)	85,747	2,859
*,^	Sears Holdings Corp.	29,546	2,763
	VF Corp.	35,585	2,751
	Genuine Parts Co.	66,674	2,681
	Mattel, Inc.	147,175	2,655
	Whirlpool Corp.	30,631	2,429
	Cablevision Systems NY Group Class A	95,001	2,390
	Sherwin-Williams Co.	41,239	2,357
*	AutoZone Inc.	18,095	2,232
	Tim Hortons, Inc.	75,108	2,225
	International Game Technology	125,938	2,164
	Limited Brands, Inc.	124,654	2,159
*	GameStop Corp. Class A	63,048	2,157
	Starwood Hotels & Resorts Worldwide, Inc.	75,966	2,138

	Wynn Resorts Ltd.	25,054	2,045
*	Liberty Global, Inc. Class A	65,962	1,999
	Ross Stores, Inc.	54,215	1,996
	Newell Rubbermaid, Inc.	112,625	1,944
	Nordstrom, Inc.	66,838	1,926
	Comcast Corp. Special Class A	97,197	1,917
	Tiffany & Co.	51,263	1,821
*	Liberty Global, Inc. Series C	64,795	1,820
	Eastman Kodak Co.	117,171	1,802
*	DISH Network Corp.	85,759	1,801
*	Time Warner Cable, Inc.	73,400	1,776
	Hasbro, Inc.	50,813	1,764
^	General Motors Corp.	184,138	1,740
*,^	Garmin Ltd.	48,300	1,639
*	Mohawk Industries, Inc.	23,667	1,595
	Gannett Co., Inc.	93,044	1,573
*	Las Vegas Sands Corp.	43,500	1,571
	BorgWarner, Inc.	47,232	1,548
	Darden Restaurants Inc.	54,005	1,546
	Advance Auto Parts, Inc.	38,785	1,538
	Polo Ralph Lauren Corp.	22,948	1,529
	Black & Decker Corp.	25,003	1,519
*	Urban Outfitters, Inc.	47,600	1,517
	D. R. Horton, Inc.	115,598	1,505
*	Interpublic Group of Cos., Inc.	192,466	1,492
	Leggett & Platt, Inc.	67,758	1,476
*	The Goodyear Tire & Rubber Co.	92,957	1,423
	Washington Post Co. Class B	2,524	1,405
*	O'Reilly Automotive, Inc.	52,055	1,394
	Abercrombie & Fitch Co.	35,263	1,391
*	Toll Brothers, Inc.	55,026	1,388
*	Dollar Tree, Inc.	36,868	1,341
	Scripps Networks Interactive	36,258	1,317
	DeVry, Inc.	26,218	1,299
	PetSmart, Inc.	52,303	1,292
*	ITT Educational Services, Inc.	15,923	1,288
	Family Dollar Stores, Inc.	53,997	1,280
*,^	CarMax, Inc.	89,142	1,248
	Pulte Homes, Inc.	89,282	1,247
	Snap-On Inc.	23,535	1,239
*	Expedia, Inc.	80,414	1,215
	The Stanley Works	28,985	1,210
	Royal Caribbean Cruises, Ltd.	56,759	1,178
	Strayer Education, Inc.	5,840	1,170
	American Eagle Outfitters, Inc.	76,415	1,165
*,^	MGM Mirage, Inc.	40,045	1,141
	Wyndham Worldwide Corp.	72,486	1,139
	Foot Locker, Inc.	63,832	1,032
*	Priceline.com, Inc.	15,022	1,028
	Autoliv, Inc.	29,934	1,010
	Burger King Holdings Inc.	39,219	963
*	Wendy's/Arby's Group, Inc.	180,522	950
*	NVR, Inc.	1,647	942
*	Big Lots Inc.	33,642	936
*	Lamar Advertising Co. Class A	30,224	934

	Virgin Media Inc.	115,185	910
	Service Corp. International	108,359	906
*	Aeropostale, Inc.	27,850	894
	RadioShack Corp.	51,537	891
*	DreamWorks Animation SKG, Inc.	27,620	869
	WABCO Holdings Inc.	24,070	855
*	The Warnaco Group, Inc.	18,800	851
*	LKQ Corp.	50,120	851
	Gentex Corp.	59,195	846
*	Hanesbrands Inc.	38,307	833
	Centex Corp.	51,407	833
	Guess ?, Inc.	23,655	823
*	Penn National Gaming, Inc.	30,551	812
*	Discovery Communications Inc. Class C	57,196	810
	Phillips-Van Heusen Corp.	20,900	792
^	New York Times Co. Class A	55,208	789
*	Discovery Communications Inc. Class A	54,896	782
	Harman International Industries, Inc.	22,586	770
	Brinker International, Inc.	42,100	753
	Lennar Corp. Class A	49,460	751
	John Wiley & Sons Class A	17,998	728
	Tupperware Brands Corp.	25,940	717
*	Marvel Entertainment, Inc.	20,901	714
*	Dick's Sporting Goods, Inc.	35,626	698
*	Jarden Corp.	29,031	681
*	Liberty Media Corp.-Capital Series A	50,361	674
	Jones Apparel Group, Inc.	35,440	656
*	Office Depot, Inc.	112,242	653
*	WMS Industries, Inc.	21,275	650
*	Scientific Games Corp.	28,244	650
	Matthews International Corp.	12,714	645
	Liz Claiborne, Inc.	38,629	635
*	Sirius XM Radio Inc.	1,108,626	632
*,^	AutoNation, Inc.	55,960	629
^	Polaris Industries, Inc.	13,790	627
*,^	Netflix.com, Inc.	20,138	622
*	Rent-A-Center, Inc.	27,770	619
	KB Home	31,013	610
*	Bally Technologies Inc.	20,135	610
*,^	Panera Bread Co.	11,800	601
*	Career Education Corp.	36,453	596
	Williams-Sonoma, Inc.	36,717	594
*	Tractor Supply Co.	14,049	591
	Sotheby's	28,124	564
*	Fossil, Inc.	19,904	562
	Wolverine World Wide, Inc.	20,575	545
*,^	Saks Inc.	57,987	536
	Weight Watchers International, Inc.	14,618	535
*	Corinthian Colleges, Inc.	35,391	531
*	Deckers Outdoor Corp.	5,100	531
*	Jack in the Box Inc.	24,880	525
	Hillenbrand Inc.	25,513	514
	MDC Holdings, Inc.	14,015	513
*	AnnTaylor Stores Corp.	24,528	506
	Arbitron Inc.	11,278	504

*	Gaylord Entertainment Co.	17,040	500
	Regal Entertainment Group Class A	31,650	499
*	Live Nation, Inc.	30,357	494
*,^	J. Crew Group, Inc.	17,122	489
	Aaron Rents, Inc.	17,675	478
*	Collective Brands, Inc.	26,050	477
	Brunswick Corp.	36,508	467
	International Speedway Corp.	11,955	465
	Pool Corp.	19,778	461
*	Carter's, Inc.	23,188	457
	Ryland Group, Inc.	17,249	457
	Regis Corp.	16,612	457
*	Lions Gate Entertainment Corp.	49,628	448
	Orient-Express Hotel Ltd.	18,100	437
*,^	Life Time Fitness, Inc.	13,883	434
	Meredith Corp.	15,172	426
	Men's Wearhouse, Inc.	19,992	425
*	The Gymboree Corp.	11,800	419
	Barnes & Noble, Inc.	15,993	417
*	Chico's FAS, Inc.	74,801	409
	Interactive Data Corp.	15,833	399
	Choice Hotels International, Inc.	14,700	398
*,^	Under Armour, Inc.	12,482	396
*,^	Vail Resorts Inc.	11,200	391
*	Standard Pacific Corp.	79,101	388
*	The Cheesecake Factory Inc.	26,492	387
*	Morningstar, Inc.	6,864	381
	ArvinMeritor, Inc.	28,981	378
^	Thor Industries, Inc.	15,082	374
	Callaway Golf Co.	26,604	374
	Bob Evans Farms, Inc.	13,638	372
*	Coinstar, Inc.	11,492	368
*	TRW Automotive Holdings Corp.	22,855	364
*	CEC Entertainment Inc.	10,894	362
*	Iconix Brand Group Inc.	27,188	356
*	Zale Corp.	13,998	350
	The Buckle, Inc.	6,250	347
	Stewart Enterprises, Inc. Class A	43,900	345
*	The Children's Place Retail Stores, Inc.	10,200	340
*	Sonic Corp.	23,091	336
	Scholastic Corp.	13,100	336
*	The Dress Barn, Inc.	21,888	335
	Tempur-Pedic International Inc.	28,436	334
*	Chipotle Mexican Grill, Inc. Class B	6,955	325
*	Timberland Co.	18,468	321
*,^	Chipotle Mexican Grill, Inc.	5,736	318
	American Greetings Corp. Class A	20,144	308
^	Ethan Allen Interiors, Inc.	10,959	307
	Brown Shoe Co., Inc.	18,675	306
*,^	Meritage Corp.	12,000	296
*	Quiksilver, Inc.	51,440	295
*	Lear Corp.	27,919	293
	OfficeMax, Inc.	31,157	277
*	CTC Media, Inc.	18,424	276
	Dillard's Inc.	22,995	271

	Genesco, Inc.	8,000	268
*	Hibbett Sports Inc.	13,318	267
	CBRL Group, Inc.	9,923	261
*	Helen of Troy Ltd.	11,400	260
	Fred's, Inc.	17,750	252
*	Domino's Pizza, Inc.	20,200	245
*	Papa John's International, Inc.	8,900	242
*	Sally Beauty Co. Inc.	27,755	239
	Stage Stores, Inc.	17,343	237
*,^	Cabela's Inc.	19,200	232
*,^	Blue Nile Inc.	5,307	228
*	Exide Technologies	30,586	226
*	Texas Roadhouse, Inc.	25,100	226
*	P.F. Chang's China Bistro, Inc.	9,500	224
^	Columbia Sportswear Co.	5,284	222
*	Charming Shoppes, Inc.	43,856	214
*	99 Cents Only Stores	19,329	212
	Boyd Gaming Corp.	22,556	211
	Belo Corp. Class A	35,150	209
*	Tenneco Automotive, Inc.	19,660	209
*	Pacific Sunwear of California, Inc.	31,048	209
*	JAKKS Pacific, Inc.	8,361	208
	Churchill Downs, Inc.	4,200	206
^	NutriSystem, Inc.	11,590	205
*	Buffalo Wild Wings Inc.	5,100	205
	Finish Line, Inc.	20,394	204
	K-Swiss, Inc.	11,600	202
	Harte-Hanks, Inc.	19,399	201
*	Steven Madden, Ltd.	8,087	200
*	Jos. A. Bank Clothiers, Inc.	5,925	199
	CKE Restaurants Inc.	18,751	199
*	Capella Education Co.	4,620	198
*	Skechers U.S.A., Inc.	11,700	197
	Cooper Tire & Rubber Co.	22,793	196
*	Coldwater Creek Inc.	33,818	196
*,^	Lululemon Athletica, Inc.	8,467	195
*	Unifi, Inc.	39,870	193
	Jackson Hewitt Tax Service Inc.	12,400	190
	UniFirst Corp.	4,400	190
^	Hearst-Argyle Television Inc.	8,411	188
*	Hovnanian Enterprises Inc. Class A	23,476	188
*	Fuel Systems Solutions, Inc.	5,442	187
*	California Pizza Kitchen, Inc.	14,550	187
	Cato Corp. Class A	10,198	179
	National CineMedia Inc.	16,158	179
*	Pinnacle Entertainment, Inc.	23,600	178
*	ATC Technology Corp.	7,429	176
	Movado Group, Inc.	7,876	176
*	Steiner Leisure Ltd.	5,085	175
	Furniture Brands International Inc.	16,573	174
*	Clear Channel Outdoor Holdings, Inc. Class A	12,694	174
*,^	True Religion Apparel, Inc.	6,681	173
	Modine Manufacturing Co.	11,838	171
*	Visteon Corp.	73,852	171
	Group 1 Automotive, Inc.	7,851	171

*	thinkorswim Group, Inc.	20,469	171
	Monro Muffler Brake, Inc.	7,320	169
*	RC2 Corp.	8,400	168
*	Champion Enterprises, Inc.	29,800	165
	Superior Industries International, Inc.	8,579	164
*	Volcom, Inc.	9,414	163
	The Marcus Corp.	10,100	162
*	HSN,Inc.	14,701	162
*,^	Raser Technologies, Inc.	18,900	161
*	Jo-Ann Stores, Inc.	7,635	160
*	Pre-Paid Legal Services, Inc.	3,880	160
	Winnebago Industries, Inc.	12,342	159
	La-Z-Boy Inc.	17,047	159
*	Ticketmaster Entertainment Inc.	14,701	158
	Oxford Industries, Inc.	6,100	158
	Penske Automotive Group Inc.	13,600	156
	Borders Group, Inc.	23,717	156
	Ameristar Casinos, Inc.	10,854	154
*	Interval Leisure Group, Inc.	14,701	153
	Big 5 Sporting Goods Corp.	14,700	152
*	Valassis Communications, Inc.	17,258	149
*,^	Crocs, Inc.	39,700	142
*	Pier 1 Imports Inc.	33,984	140
*	Universal Technical Institute Inc.	8,178	140
*	Leapfrog Enterprises, Inc.	13,180	139
*	Peet's Coffee & Tea Inc.	4,934	138
	National Presto Industries, Inc.	1,820	136
*	Hot Topic, Inc.	20,369	135
*	Hayes Lemmerz International, Inc.	49,137	134
*	RCN Corp.	10,935	134
*	Cox Radio, Inc.	12,678	134
*	Universal Electronics, Inc.	5,289	132
*	Midas Inc.	9,448	130
*,^	Charter Communications, Inc.	178,032	130
*	Gaiam, Inc.	12,241	130
*	1-800-FLOWERS.COM, Inc.	21,537	130
	Systemax Inc.	9,100	128
*	BJ's Restaurants Inc.	10,556	126
*	Red Robin Gourmet Burgers, Inc.	4,700	126
^	The McClatchy Co. Class A	28,497	125
*	Ruby Tuesday, Inc.	21,633	125
*	Sturm, Ruger & Co., Inc.	17,976	125
*,^	Blockbuster Inc. Class A	59,686	123
	Speedway Motorsports, Inc.	6,285	122
*	Mediacom Communications Corp.	20,480	121
*	Citi Trends Inc.	7,400	121
*	The Wet Seal, Inc. Class A	32,875	119
	Cinemark Holdings Inc.	8,600	117
*	Tween Brands, Inc.	11,798	116
	Landry's Restaurants, Inc.	7,384	115
*	K12 Inc.	4,300	114
*	drugstore.com, Inc.	48,241	113
	Asbury Automotive Group, Inc.	9,700	112
	Christopher & Banks Corp.	14,202	109
	Warner Music Group Corp.	14,212	108

*	Shuffle Master, Inc.	21,213	108
	The Pep Boys (Manny, Moe & Jack)	17,240	107
	Blyth, Inc.	9,324	106
^	Talbots Inc.	7,978	105
	World Wrestling Entertainment, Inc.	6,600	102
^	DineEquity, Inc.	6,051	102
*	PetMed Express, Inc.	6,400	100
*	Maidenform Brands, Inc.	6,900	100
*	Rentrak Corp.	7,200	100
	American Axle & Manufacturing Holdings, Inc.	18,436	99
	Ambassadors Group, Inc.	6,200	99
*	R.H. Donnelley Corp.	49,539	99
*	Zumiez Inc.	5,956	98
*	Cavco Industries, Inc.	2,610	94
*	America's Car-Mart, Inc.	5,000	93
	Skyline Corp.	3,500	93
*	Drew Industries, Inc.	5,382	92
*	American Public Education, Inc.	1,900	92
	Haverty Furniture Cos., Inc.	7,948	91
*	New York & Co., Inc.	9,500	91
*	Morgans Hotel Group	8,300	91
*	Ulta Salon, Cosmetics & Fragrance, Inc.	6,760	90
^	Media General, Inc. Class A	7,157	89
	M/I Homes, Inc.	3,900	89
	Sinclair Broadcast Group, Inc.	17,200	87
*	Stoneridge, Inc.	7,700	87
	Cherokee Inc.	3,938	87
	Journal Communications, Inc.	17,539	86
	Sonic Automotive, Inc.	10,099	85
*	Krispy Kreme Doughnuts, Inc.	25,597	84
*	Overstock.com, Inc.	4,262	84
*,^	Beazer Homes USA, Inc.	14,000	84
*	Perry Ellis International Corp.	5,491	82
	Sealy Corp.	12,647	82
*	Casual Male Retail Group, Inc.	20,575	81
*	Steak n Shake Co.	9,282	81
*	Alloy, Inc.	10,275	79
	E.W. Scripps Co. Class A	11,219	79
	Fisher Communications, Inc.	1,960	77
	Circuit City Stores, Inc.	102,783	77
*	Audiovox Corp.	7,998	75
*	Learning Tree International, Inc.	5,981	74
*	Reading International Inc. Class A	10,600	73
*	Amerigon Inc.	11,000	72
	bebe stores, inc.	7,350	72
	Idearc Inc.	57,259	72
*	Shutterfly, Inc.	7,400	71
*	DSW Inc. Class A	5,151	71
	CKX, Inc.	11,273	69
*	Stamps.com Inc.	5,950	69
*	Cumulus Media Inc.	15,330	65
*	iRobot Corp.	4,345	64
^	Brookfield Homes Corp.	4,479	64
*	Citadel Broadcasting Corp.	77,811	64
*	Steinway Musical Instruments Inc.	2,200	62

*	Orbitz Worldwide, Inc.	10,600	62
	Entercom Communications Corp.	12,294	62
	O'Charley's Inc.	7,039	62
*	Charlotte Russe Holding Inc.	6,000	61
*	Luby's, Inc.	7,600	61
*	Daily Journal Corp.	1,428	60
*	Denny's Corp.	23,112	60
*	Bluegreen Corp.	8,500	59
*	Dolan Media Co.	5,800	59
*	American Apparel, Inc.	7,100	58
*	West Marine, Inc.	9,762	58
*	Smith & Wesson Holding Corp.	15,460	58
*	Mothers Work, Inc.	4,134	57
*	Knology, Inc.	7,107	57
	Weyco Group, Inc.	1,696	57
*	FGX International Holdings Ltd.	5,100	56
*	AFC Enterprises, Inc.	7,585	55
*	Mac-Gray Corp.	5,200	55
	Kenneth Cole Productions, Inc.	3,650	54
*	Isle of Capri Casinos, Inc.	5,797	52
*	Martha Stewart Living Omnimedia, Inc.	6,130	52
	CSS Industries, Inc.	2,010	52
*	Tuesday Morning Corp.	12,473	52
	Arctic Cat, Inc.	5,600	51
	Dover Downs Gaming & Entertainment, Inc.	6,583	51
	Stanley Furniture Co., Inc.	5,600	51
*	Lin TV Corp.	9,878	51
*,^	Conn's, Inc.	2,700	51
*	Entravision Communications Corp.	18,529	50
^	Lee Enterprises, Inc.	14,198	50
*	REX Stores Corp.	4,300	50
*	Playboy Enterprises, Inc. Class B	12,000	47
*	Saga Communications, Inc.	8,200	47
*	Harris Interactive Inc.	27,000	47
	Standard Motor Products, Inc.	7,500	47
	Strattec Security Corp.	1,725	46
*	Monarch Casino & Resort, Inc.	4,000	46
*	Nautilus Inc.	9,900	45
	Marine Products Corp.	5,136	43
*	Morton's Restaurant Group Inc.	8,400	43
*	Core-Mark Holding Co., Inc.	1,700	42
*	Russ Berrie and Co., Inc.	5,538	42
*	Shoe Carnival, Inc.	2,550	42
*	MarineMax, Inc.	5,700	41
	Lennar Corp. Class B	3,364	41
	Stein Mart, Inc.	10,466	41
*	Lodgian, Inc.	5,200	41
*	MTR Gaming Group Inc.	12,037	40
	CPI Corp.	3,600	39
*	Famous Dave's of America, Inc.	6,350	38
*	Quantum Fuel Systems Technologies Worldwide, Inc.	29,300	38
*	G-III Apparel Group, Ltd.	2,000	37
*	Multimedia Games Inc.	8,500	37
*	Lazare Kaplan International, Inc.	4,741	37
*	The Princeton Review, Inc.	4,500	36

	Libbey, Inc.	4,200	36
*	Palm Harbor Homes, Inc.	3,600	36
*	Riviera Holdings Corp.	4,800	35
	AH Belo Corp.	6,710	35
*	4Kids Entertainment Inc.	4,900	35
*	dELiA*S, Inc.	11,858	34
*	Ashworth, Inc.	10,078	34
	Koss Corp.	2,101	34
*	Cosi, Inc.	16,980	33
*	Eddie Bauer Holding, Inc.	6,247	33
*	Interstate Hotels & Resorts, Inc.	13,982	33
	Books-a-Million Inc.	6,500	32
	Dover Motorsports, Inc.	5,900	32
*	Empire Resorts Inc.	12,697	32
	Bassett Furniture Industries, Inc.	3,700	32
*	Select Comfort Corp.	18,937	31
	Lifetime Brands, Inc.	3,200	31
*	Carriage Services, Inc.	8,900	31
*	Youbet.com, Inc.	21,280	31
*	A.C. Moore Arts & Crafts, Inc.	4,858	30
*	Great Wolf Resorts, Inc.	8,318	30
*	New Motion, Inc.	8,417	29
*	Six Flags, Inc.	42,579	29
*	Retail Ventures, Inc.	7,300	28
*	Build-A-Bear-Workshop, Inc.	3,900	28
*	McCormick & Schmick's Seafood Restaurants, Inc.	2,860	28
*	Cache, Inc.	3,950	27
	Spartan Motors, Inc.	8,389	27
*	Viacom Inc. Class A	1,040	26
*	Heelys Inc.	5,550	25
	Lithia Motors, Inc.	5,600	24
*	ValueVision Media, Inc.	11,940	22
*	Woodbridge Holdings Corp.	7,809	22
*	Fleetwood Enterprises, Inc.	20,400	21
*	Ascent Media Corp.	857	21
*	Rubio's Restaurants, Inc.	3,622	21
*	Trans World Entertainment Corp.	7,150	20
	PRIMEDIA Inc.	8,292	20
*	Radio One, Inc.	14,000	20
	Gray Television, Inc.	11,200	19
*	Nexstar Broadcasting Group, Inc.	8,317	18
	Monaco Coach Corp.	9,194	18
*	Benihana Inc. Class A	3,860	18
*	Dorman Products, Inc.	1,417	18
*	Design Within Reach Inc.	5,339	17
*,^	Source Interlink Cos., Inc.	16,591	17
*	Maxxam Inc.	1,225	17
*	Ruth's Hospitality Group Inc.	4,202	17
	Noble International, Ltd.	2,700	16
*	Premier Exhibitions Inc.	8,900	16
	Hooker Furniture Corp.	900	16
	CBS Corp. Class A	1,040	15
*	Radio One, Inc. Class D	20,091	15
*	Kirkland's, Inc.	6,400	15
*	Hartmarx Corp.	7,700	14

*	Cost Plus, Inc.	7,100	14
*	Hollywood Media Corp.	6,000	14
*,^	Trump Entertainment Resorts, Inc.	11,058	13
*	LodgeNet Interactive Corp.	6,600	13
*	Westwood One, Inc.	24,568	12
*	Pomeroy IT Solutions, Inc.	2,700	12
*	EDCI Holdings, Inc.	3,023	12
*	Navarre Corp.	8,214	12
*	Blockbuster Inc. Class B	8,811	12
*	Century Casinos, Inc.	5,100	11
*	Emmis Communications, Inc.	10,365	10
*	Regent Communications, Inc.	11,300	10
*	Outdoor Channel Holdings Inc.	1,100	10
	Carmike Cinemas, Inc.	2,600	10
*	Fairchild Corp.	3,570	9
*	Nexcen Brands, Inc.	32,292	9
*	Benihana Inc.	1,930	9
*	Emerson Radio Corp.	9,600	9
*	Jamba Inc.	9,207	8
*	Coachmen Industries, Inc.	4,740	8
	Shiloh Industries, Inc.	900	8
*	The Dixie Group, Inc.	1,011	7
	Flexsteel Industries, Inc.	701	7
	Beasley Broadcast Group, Inc.	4,235	7
*	Town Sports International Holdings, Inc.	1,000	6
	Orleans Homebuilders, Inc.	1,500	6
	Bon-Ton Stores, Inc.	2,200	6
*	S&K Famous Brands Inc.	1,795	6
	Escalade, Inc.	1,686	5
*	Salem Communications Corp.	3,960	5
	News Corp., Class B	400	5
	Collectors Universe, Inc.	500	5
*	California Coastal Communities, Inc.	2,111	5
*	Joe's Jeans, Inc.	4,000	4
*	Concord Camera Corp.	1,780	4
*	Spanish Broadcasting System, Inc.	11,100	4
	GateHouse Media, Inc.	8,499	4
*	Charles & Colvard Ltd.	6,925	4
*	Red Lion Hotels Corp.	500	4
*	Lakes Entertainment, Inc.	600	4
	Craftmade International, Inc.	960	4
*	Ambassadors International, Inc.	1,700	3
*	Rocky Brands Inc	1,000	3
*	Gander Mountain Co.	800	3
*	Carrols Restaurant Group Inc.	844	3
*	Culp, Inc.	400	2
*	Tarrant Apparel Group, Inc.	3,500	2
*	Progressive Gaming International Corp.	1,392	2
*	Proliance International Inc.	2,412	2
*	Tarragon Corp.	4,500	1
*	Magna Entertainment Corp.	629	1
*	DEI Holdings, Inc.	1,000	1
	Cobra Electronics Corp.	398	1
*	WPT Enterprises Inc.	1,600	1
*	Comstock Homebuilding Cos., Inc.	1,367	—

*	Young Broadcasting Inc.	5,997	—
*	SPAR Group, Inc.	300	—
*	Gadzooks, Inc.	4,700	—
			482,072
Consumer Staples (6.4%)
	The Procter & Gamble Co.	1,240,998	86,485
	Wal-Mart Stores, Inc.	963,957	57,731
	PepsiCo, Inc.	644,732	45,950
	The Coca-Cola Co.	849,822	44,939
	Philip Morris International Inc.	857,392	41,241
	CVS/Caremark Corp.	581,082	19,559
	Kraft Foods Inc.	591,620	19,376
	Anheuser-Busch Cos., Inc.	289,873	18,807
	Altria Group, Inc.	851,342	16,891
	Colgate-Palmolive Co.	206,423	15,554
	Walgreen Co.	402,603	12,465
	Costco Wholesale Corp.	176,131	11,436
	Kimberly-Clark Corp.	170,167	11,034
	General Mills, Inc.	136,218	9,361
	Sysco Corp.	244,162	7,528
	Avon Products, Inc.	173,527	7,214
	The Kroger Co.	255,058	7,009
	H.J. Heinz Co.	128,113	6,394
	Kellogg Co.	107,816	6,048
	Wm. Wrigley Jr. Co.	71,403	5,669
	Archer-Daniels-Midland Co.	235,571	5,161
	Lorillard, Inc.	70,795	5,037
	Safeway, Inc.	178,136	4,225
	UST, Inc.	60,120	4,000
	ConAgra Foods, Inc.	198,245	3,858
	Sara Lee Corp.	287,163	3,627
	Campbell Soup Co.	92,655	3,576
	The Clorox Co.	56,078	3,516
	Reynolds American Inc.	72,038	3,502
	Bunge Ltd.	49,425	3,123
*	Dr. Pepper Snapple Group, Inc.	102,877	2,724
	The Hershey Co.	64,260	2,541
	Molson Coors Brewing Co. Class B	49,986	2,337
	The Estee Lauder Cos. Inc. Class A	42,226	2,107
	Coca-Cola Enterprises, Inc.	119,010	1,996
	SuperValu Inc.	86,458	1,876
	McCormick & Co., Inc.	46,917	1,804
*	Energizer Holdings, Inc.	22,251	1,792
*	Constellation Brands, Inc. Class A	78,640	1,688
	Church & Dwight, Inc.	27,155	1,686
	The Pepsi Bottling Group, Inc.	57,715	1,684
	Brown-Forman Corp. Class B	22,125	1,589
*	Ralcorp Holdings, Inc.	23,017	1,552
*	Dean Foods Co.	61,779	1,443
	Tyson Foods, Inc.	117,905	1,408
^	Whole Foods Market, Inc.	57,272	1,147
	Hormel Foods Corp.	30,597	1,110
	J.M. Smucker Co.	21,638	1,097
	Alberto-Culver Co.	37,605	1,024
	Flowers Foods, Inc.	34,419	1,011

	Corn Products International, Inc.	30,650	989
*	BJ's Wholesale Club, Inc.	24,866	966
	Longs Drug Stores, Inc.	12,625	955
	Wm. Wrigley Jr. Co. Class B	12,050	952
*,^	Hansen Natural Corp.	30,925	935
	Herbalife Ltd.	20,400	806
*	Smithfield Foods, Inc.	50,159	797
*	Central European Distribution Corp.	16,750	761
*	NBTY, Inc.	22,894	676
	Del Monte Foods Co.	82,203	641
	Casey's General Stores, Inc.	19,925	601
	Universal Corp. (VA)	11,200	550
	PepsiAmericas, Inc.	26,201	543
*	Chattem, Inc.	6,705	524
	Ruddick Corp.	15,909	516
*	Hain Celestial Group, Inc.	16,735	461
*	United Natural Foods, Inc.	17,000	425
	Lancaster Colony Corp.	10,051	379
*	Darling International, Inc.	34,007	378
*	TreeHouse Foods Inc.	12,711	378
	Nu Skin Enterprises, Inc.	21,901	355
*	Winn-Dixie Stores, Inc.	23,966	333
	Sanderson Farms, Inc.	7,519	276
	Vector Group Ltd.	15,364	271
*	Green Mountain Coffee Roasters, Inc.	6,870	270
	Nash-Finch Co.	6,156	265
*	Chiquita Brands International, Inc.	16,436	260
	Tootsie Roll Industries, Inc.	8,897	257
	J & J Snack Foods Corp.	7,400	251
	Lance, Inc.	11,000	250
*	Bare Escentuals, Inc.	21,737	236
	Spartan Stores, Inc.	9,000	224
	The Andersons, Inc.	6,300	222
	WD-40 Co.	5,612	202
*,^	USANA Health Sciences, Inc.	4,350	178
*,^	Rite Aid Corp.	219,938	178
*	The Pantry, Inc.	8,400	178
*	Alliance One International, Inc.	46,788	178
*	American Oriental Bioengineering, Inc.	26,700	173
*	Elizabeth Arden, Inc.	8,538	168
*	Boston Beer Co., Inc. Class A	3,300	157
	Weis Markets, Inc.	3,952	142
*	The Great Atlantic & Pacific Tea Co., Inc.	10,726	116
	B&G Foods Inc.	16,200	116
	Arden Group Inc. Class A	790	115
*	Smart Balance Inc.	15,700	103
	Diamond Foods, Inc.	3,433	96
*	Revlon, Inc.	6,406	95
^	Cal-Maine Foods, Inc.	3,400	93
*	Lifeway Foods, Inc.	7,522	88
	Ingles Markets, Inc.	3,800	87
	Inter Parfums, Inc.	6,225	84
	Griffin Land & Nurseries, Inc.	2,257	84
*	Nutraceutical International Corp.	7,300	81
*	Central Garden & Pet Co. Class A	13,550	81

	Alico, Inc.	1,667	79
	Coca-Cola Bottling Co.	1,700	74
*	Zapata Corp.	10,300	69
*	Prestige Brands Holdings Inc.	7,635	68
	Farmer Brothers, Inc.	2,598	65
*	Omega Protein Corp.	4,700	55
*	National Beverage Corp.	5,760	51
*	Susser Holdings Corp.	3,392	51
*,^	Star Scientific, Inc.	13,862	49
	Pilgrim's Pride Corp.	18,944	47
*	Medifast, Inc.	6,400	44
	Oil-Dri Corp. of America	2,500	42
*	Central Garden and Pet Co.	6,775	40
*	John B. Sanfilippo & Son, Inc.	4,200	36
	PriceSmart, Inc.	1,939	32
*	Parlux Fragrances, Inc.	5,800	30
	Mannatech, Inc.	6,650	27
	Reddy Ice Holdings, Inc.	6,613	24
*	Schiff Nutrition International, Inc.	2,700	18
*	Spectrum Brands Inc.	12,900	18
	Imperial Sugar Co.	1,200	16
	Calavo Growers, Inc.	1,200	15
*	Jones Soda Co.	6,300	9
	MGP Ingredients, Inc.	2,300	7
*	Physicians Formula Holdings, Inc.	900	5
*	Monterey Pasta Co.	2,700	5
*	iBioPharma Inc.	1,900	2
*	Integrated Biopharma, Inc.	1,900	1
*	Vermont Pure Holdings, Ltd.	800	1
			544,408
Energy (7.4%)
	ExxonMobil Corp.	2,147,752	166,794
	Chevron Corp.	840,792	69,349
	ConocoPhillips Co.	595,698	43,635
	Schlumberger Ltd.	485,063	37,879
	Occidental Petroleum Corp.	333,684	23,508
	Devon Energy Corp.	172,356	15,719
*	Transocean, Inc.	129,620	14,237
	Apache Corp.	135,660	14,147
	Halliburton Co.	354,650	11,487
	Marathon Oil Corp.	287,816	11,475
	XTO Energy, Inc.	223,360	10,391
	Hess Corp.	118,171	9,699
	Anadarko Petroleum Corp.	190,296	9,231
	EOG Resources, Inc.	100,989	9,034
*	National Oilwell Varco Inc.	168,813	8,479
	Baker Hughes, Inc.	125,281	7,585
	Chesapeake Energy Corp.	208,720	7,485
*	Weatherford International Ltd.	275,811	6,934
	Valero Energy Corp.	214,909	6,512
	Spectra Energy Corp.	257,300	6,124
	Williams Cos., Inc.	237,647	5,620
	Smith International, Inc.	89,024	5,220
	Peabody Energy Corp.	110,396	4,968
	Noble Corp.	109,346	4,800

	Murphy Oil Corp.	73,387	4,707
*	Southwestern Energy Co.	139,075	4,247
	Noble Energy, Inc.	70,008	3,892
	El Paso Corp.	285,561	3,644
*	Ultra Petroleum Corp.	62,207	3,443
	CONSOL Energy, Inc.	74,294	3,409
*	Cameron International Corp.	88,142	3,397
	ENSCO International, Inc.	58,704	3,383
	Diamond Offshore Drilling, Inc.	28,271	2,914
*	Nabors Industries, Inc.	114,466	2,853
	Range Resources Corp.	62,748	2,690
	Pioneer Natural Resources Co.	48,609	2,541
*	FMC Technologies Inc.	52,068	2,424
	BJ Services Co.	119,520	2,286
*	Petrohawk Energy Corp.	100,554	2,175
*	Pride International, Inc.	68,206	2,020
	Arch Coal, Inc.	58,676	1,930
*	Denbury Resources, Inc.	100,000	1,904
	Helmerich & Payne, Inc.	42,490	1,835
*	Newfield Exploration Co.	53,652	1,716
*	Forest Oil Corp.	34,370	1,705
	Sunoco, Inc.	47,558	1,692
	Cimarex Energy Co.	33,757	1,651
*	Plains Exploration & Production Co.	43,924	1,544
*	Alpha Natural Resources, Inc.	28,686	1,475
	Cabot Oil & Gas Corp.	39,900	1,442
	Rowan Cos., Inc.	45,970	1,404
*	Kinder Morgan Management, LLC	27,655	1,361
	Patterson-UTI Energy, Inc.	63,018	1,262
*	Whiting Petroleum Corp.	17,424	1,242
*	Oceaneering International, Inc.	22,570	1,203
	Massey Energy Co.	33,149	1,182
	Tidewater Inc.	20,411	1,130
*	Dresser Rand Group, Inc.	35,422	1,115
	Walter Industries, Inc.	22,715	1,078
*	Superior Energy Services, Inc.	33,395	1,040
*	Unit Corp.	19,550	974
*	Comstock Resources, Inc.	18,900	946
	Southern Union Co.	45,797	946
	Tesoro Corp.	56,600	933
	Core Laboratories N.V.	9,100	922
	Penn Virginia Corp.	16,950	906
	St. Mary Land & Exploration Co.	25,307	902
*	Encore Acquisition Co.	21,100	882
*	Helix Energy Solutions Group, Inc.	36,072	876
*	Atwood Oceanics, Inc.	23,964	872
*	Quicksilver Resources, Inc.	42,850	841
*	Exterran Holdings, Inc.	25,750	823
*	Continental Resources, Inc.	20,965	822
	Frontier Oil Corp.	43,064	793
*	Oil States International, Inc.	20,715	732
	Overseas Shipholding Group Inc.	12,259	715
*	IHS Inc. Class A	14,897	710
	Foundation Coal Holdings, Inc.	19,000	676
*	Mariner Energy Inc.	32,880	674

*	SEACOR Holdings Inc.	8,526	673
*	Patriot Coal Corp.	22,418	651
*	EXCO Resources, Inc.	37,725	616
*	SandRidge Energy, Inc.	29,900	586
	Berry Petroleum Class A	15,000	581
*	Grey Wolf, Inc.	73,510	572
*	Arena Resources, Inc.	14,500	563
*	Concho Resources, Inc.	20,111	555
*	Hercules Offshore, Inc.	36,122	548
*	Dril-Quip, Inc.	12,545	544
	Atlas America, Inc.	15,373	524
*	Stone Energy Corp.	12,266	519
	Holly Corp.	17,686	512
*	Swift Energy Co.	13,000	503
*	ION Geophysical Corp.	34,825	494
	Lufkin Industries, Inc.	6,100	484
*	Goodrich Petroleum Corp.	11,014	480
	CARBO Ceramics Inc.	8,900	459
*	Willbros Group, Inc.	16,575	439
*	TETRA Technologies, Inc.	30,950	429
*	McMoRan Exploration Co.	18,122	428
	Crosstex Energy, Inc.	16,708	417
*	Bill Barrett Corp.	12,992	417
*	Carrizo Oil & Gas, Inc.	11,407	414
*	Rosetta Resources, Inc.	21,700	398
*	Complete Production Services, Inc.	19,607	395
*	Hornbeck Offshore Services, Inc.	10,100	390
*	BPZ Energy, Inc.	22,000	378
*	Bristow Group, Inc.	11,100	376
*	Delta Petroleum Corp.	27,534	374
*	Parker Drilling Co.	46,600	374
*	International Coal Group, Inc.	59,163	369
*	Gulfmark Offshore, Inc.	7,500	337
	W&T Offshore, Inc.	12,297	336
*	Newpark Resources, Inc.	42,921	313
*	NATCO Group Inc.	7,300	293
*	Contango Oil & Gas Co.	5,402	292
*	CNX Gas Corp.	12,293	275
*	Pioneer Drilling Co.	20,208	269
*	James River Coal Co.	12,188	268
*	GMX Resources Inc.	5,600	268
*	Global Industries Ltd.	38,374	266
*	Warren Resources Inc.	26,620	266
*	Petroleum Development Corp.	5,891	261
*	PetroQuest Energy, Inc.	16,400	252
*	Oilsands Quest, Inc.	83,288	249
*	PHI Inc. Non-Voting Shares	6,324	234
	World Fuel Services Corp.	9,995	230
*	USEC Inc.	39,530	214
	RPC Inc.	14,825	208
*	ATP Oil & Gas Corp.	11,254	200
*	Cal Dive International, Inc.	18,255	194
	General Maritime Corp.	9,554	186
	Gulf Island Fabrication, Inc.	5,314	183
^	Western Refining, Inc.	18,100	183

*	Harvest Natural Resources, Inc.	17,000	172
*	Matrix Service Co.	8,900	170
*	ENGlobal Corp.	12,800	170
*	T-3 Energy Services, Inc.	4,500	167
*	Enbridge Energy Management LLC	3,886	163
*	TXCO Resources Inc.	15,553	156
*	Clayton Williams Energy, Inc.	2,188	154
*	Veneco Inc.	11,766	153
*	Basic Energy Services Inc.	6,881	147
*	Brigham Exploration Co.	13,179	145
*	Allis-Chalmers Energy Inc.	11,386	144
*,^	Clean Energy Fuels Corp.	9,800	139
*	Vaalco Energy, Inc.	19,700	135
*	Parallel Petroleum Corp.	14,040	132
*	Gasco Energy Inc.	71,046	129
*	Rentech, Inc.	91,400	122
*	Callon Petroleum Co.	6,061	109
*	Superior Well Services, Inc.	4,136	105
*	Trico Marine Services, Inc.	5,968	102
*	Toreador Resources Corp.	11,152	100
*	FX Energy, Inc.	13,100	97
*	Double Eagle Petroleum Co.	6,523	93
*	Energy Partners, Ltd.	10,536	91
*	Dawson Geophysical Co.	1,900	89
*,^	Tri-Valley Corp.	13,900	88
*	Endeavor International Corp.	64,000	85
*	Bronco Drilling Co., Inc.	7,370	75
*	VeraSun Energy Corp.	23,621	74
	Arlington Tankers Ltd.	4,700	72
*	OYO Geospace Corp.	1,824	72
*	Natural Gas Services Group	4,000	70
*	Gulfport Energy Corp.	6,900	69
*	The Meridian Resource Corp.	36,700	68
*	CVR Energy, Inc.	7,600	65
*	SulphCo, Inc.	31,693	64
	APCO Argentina Inc.	2,200	62
*	RAM Energy Resources, Inc.	20,039	58
*	Harken Energy Corp.	7,047	56
*,^	Evergreen Energy, Inc.	52,194	49
	Panhandle Royalty Co.	1,600	46
*	Abraxas Petroleum Corp.	16,718	44
*	Union Drilling, Inc.	4,000	42
*	Aventine Renewable Energy Holdings, Inc.	13,300	42
*,^	Cheniere Energy, Inc.	17,600	40
*,^	GeoGlobal Resources Inc.	15,000	38
^	Alon USA Energy, Inc.	2,797	38
*	Credo Pete Corp.	5,050	37
*	Pacific Ethanol, Inc.	22,380	31
*	Kodiak Oil & Gas Corp.	19,714	30
*	Syntroleum Corp.	26,257	29
*	Cano Petroleum Inc.	9,900	23
	Delek US Holdings, Inc.	2,400	22
*	Edge Petroleum Corp.	11,800	21
*,^	Transmeridian Exploration Inc.	60,319	18
*	Approach Resources Inc.	1,200	17

*	Quest Resource Corp.	6,100	16
*	Westmoreland Coal Co.	1,000	16
*	CanArgo Energy Corp.	105,700	15
*	Uranium Resources Inc.	8,100	14
*	Bolt Technology Corp.	900	13
*	Geokinetics Inc.	600	11
*	Ngas Resources Inc.	2,400	11
*,^	Verenium Corp.	11,511	11
*,^	Aurora Oil & Gas Corp.	83,192	11
*	American Oil & Gas Inc.	4,017	11
	Barnwell Industries, Inc.	1,000	9
*	BMB Munai Inc.	1,500	6
	CanArgo Energy Corp Rights Exp. 10/24/08	105,700	4
*	Mitcham Industries, Inc.	300	3
			631,312
Financials (10.2%)
	JPMorgan Chase & Co.	1,488,996	69,536
	Bank of America Corp.	1,853,245	64,864
	Wells Fargo & Co.	1,275,379	47,865
	Citigroup, Inc.	2,134,025	43,769
	U.S. Bancorp	707,561	25,486
	The Goldman Sachs Group, Inc.	158,992	20,351
	Merrill Lynch & Co., Inc.	633,226	16,021
	MetLife, Inc.	279,178	15,634
	Bank of New York Mellon Corp.	464,954	15,148
	American Express Co.	423,864	15,017
	Prudential Financial, Inc.	176,484	12,707
*	Berkshire Hathaway Inc. Class A	89	11,623
	AFLAC Inc.	193,281	11,355
	The Travelers Cos., Inc.	245,847	11,112
	PNC Financial Services Group	140,639	10,506
	Charles Schwab Corp.	396,194	10,301
	State Street Corp.	173,456	9,866
	The Allstate Corp.	212,726	9,811
	Morgan Stanley	405,038	9,316
	CME Group, Inc.	24,619	9,146
	Simon Property Group, Inc. REIT	91,422	8,868
^	BB&T Corp.	222,295	8,403
	The Chubb Corp.	148,589	8,158
	Capital One Financial Corp.	152,555	7,780
	Ace Ltd.	135,360	7,327
	Marsh & McLennan Cos., Inc.	207,972	6,605
	SunTrust Banks, Inc.	135,646	6,103
	Franklin Resources Corp.	67,332	5,934
*	Berkshire Hathaway Inc. Class B	1,337	5,876
	Northern Trust Corp.	80,585	5,818
	T. Rowe Price Group Inc.	100,315	5,388
	Loews Corp.	133,012	5,253
	The Hartford Financial Services Group Inc.	127,970	5,245
	Vornado Realty Trust REIT	56,249	5,116
	Public Storage, Inc. REIT	51,645	5,113
	Aon Corp.	109,314	4,915
	Equity Residential REIT	109,974	4,884
	The Principal Financial Group, Inc.	105,313	4,580
	Boston Properties, Inc. REIT	48,681	4,559

	Progressive Corp. of Ohio	261,646	4,553
	Lincoln National Corp.	105,457	4,515
	ProLogis REIT	106,648	4,401
	HCP, Inc. REIT	101,558	4,076
	Unum Group	140,822	3,535
	Hudson City Bancorp, Inc.	189,987	3,505
	Plum Creek Timber Co. Inc. REIT	69,589	3,470
	Ameriprise Financial, Inc.	90,391	3,453
	Leucadia National Corp.	75,688	3,439
	Kimco Realty Corp. REIT	92,867	3,430
	Invesco, Ltd.	157,600	3,306
	American International Group, Inc.	974,339	3,245
	Avalonbay Communities, Inc. REIT	31,355	3,086
	Wachovia Corp.	877,934	3,073
	Annaly Mortgage Management Inc. REIT	215,000	2,892
	Moody's Corp.	84,623	2,877
	Ventas, Inc. REIT	56,385	2,787
	Regions Financial Corp.	282,439	2,711
	People's United Financial Inc.	140,717	2,709
	Host Hotels & Resorts Inc. REIT	201,667	2,680
	M & T Bank Corp.	29,115	2,598
	Fifth Third Bancorp	210,344	2,503
	Discover Financial Services	175,394	2,424
	KeyCorp	197,395	2,357
*	SLM Corp.	189,849	2,343
	Assurant, Inc.	40,942	2,252
	New York Community Bancorp, Inc.	132,622	2,227
	XL Capital Ltd. Class A	123,601	2,217
	Torchmark Corp.	36,563	2,186
	Everest Re Group, Ltd.	25,200	2,181
	Legg Mason Inc.	56,637	2,156
	NYSE Euronext	53,900	2,112
*,^	American Capital Ltd.	82,550	2,106
	Health Care Inc. REIT	39,486	2,102
	Federal Realty Investment Trust REIT	23,928	2,048
	Comerica, Inc.	61,239	2,008
	Marshall & Ilsley Corp.	94,872	1,912
	Regency Centers Corp. REIT	28,505	1,901
	The Macerich Co. REIT	29,585	1,883
*	IntercontinentalExchange Inc.	23,100	1,864
	Willis Group Holdings Ltd.	57,459	1,854
	Axis Capital Holdings Ltd.	57,500	1,823
	AMB Property Corp. REIT	39,846	1,805
	Cincinnati Financial Corp.	63,072	1,794
*	Nasdaq Stock Market Inc.	56,851	1,738
^	Zions Bancorp	43,607	1,688
	Janus Capital Group Inc.	66,339	1,611
	Eaton Vance Corp.	44,603	1,571
*	TD Ameritrade Holding Corp.	96,432	1,562
	White Mountains Insurance Group Inc.	3,313	1,556
	Developers Diversified Realty Corp. REIT	48,810	1,547
	SL Green Realty Corp. REIT	23,845	1,545
	Genworth Financial Inc.	177,432	1,528
	Rayonier Inc. REIT	32,005	1,515
	PartnerRe Ltd.	22,176	1,510

	General Growth Properties Inc. REIT	98,008	1,480
*,^	The St. Joe Co.	37,809	1,478
	Alexandria Real Estate Equities, Inc. REIT	13,128	1,477
	Duke Realty Corp. REIT	60,027	1,475
	W.R. Berkley Corp.	61,954	1,459
*	Philadelphia Consolidated Holding Corp.	24,887	1,458
	Liberty Property Trust REIT	37,835	1,424
	Nationwide Health Properties, Inc. REIT	39,387	1,417
*	Affiliated Managers Group, Inc.	16,763	1,389
	UDR, Inc. REIT	52,655	1,377
*	Markel Corp.	3,860	1,357
*	Arch Capital Group Ltd.	18,337	1,339
	Digital Realty Trust, Inc. REIT	27,750	1,311
	RenaissanceRe Holdings Ltd.	25,200	1,310
	Cullen/Frost Bankers, Inc.	21,746	1,305
	Raymond James Financial, Inc.	39,305	1,296
	Apartment Investment & Management Co. Class A REIT	36,748	1,287
	HCC Insurance Holdings, Inc.	47,439	1,281
	Essex Property Trust, Inc. REIT	10,528	1,246
	SEI Investments Co.	55,408	1,230
	Fidelity National Financial, Inc. Class A	83,385	1,226
	Synovus Financial Corp.	114,433	1,184
	Commerce Bancshares, Inc.	25,224	1,170
	Old Republic International Corp.	90,533	1,154
	Huntington Bancshares Inc.	142,217	1,136
	Weingarten Realty Investors REIT	31,134	1,111
	Valley National Bancorp	52,832	1,107
	Senior Housing Properties Trust REIT	46,324	1,104
	Federated Investors, Inc.	37,874	1,092
	Taubman Co. REIT	21,800	1,090
	Realty Income Corp. REIT	41,681	1,067
	Brown & Brown, Inc.	49,341	1,067
	Bank of Hawaii Corp.	19,773	1,057
	StanCorp Financial Group, Inc.	20,298	1,055
	BRE Properties Inc. Class A REIT	21,215	1,040
	Jefferies Group, Inc.	46,628	1,020
*	CB Richard Ellis Group, Inc.	75,381	1,008
	Camden Property Trust REIT	21,880	1,003
	Apollo Investment Corp.	58,774	1,002
	Associated Banc-Corp.	49,957	997
^	MBIA, Inc.	83,456	993
	Arthur J. Gallagher & Co.	38,401	985
	The Hanover Insurance Group Inc.	21,343	972
	First American Corp.	32,407	956
	CapitalSource Inc. REIT	77,402	952
	Aspen Insurance Holdings Ltd.	34,230	941
	Nationwide Financial Services, Inc.	19,075	941
	Highwood Properties, Inc. REIT	26,355	937
	Mack-Cali Realty Corp. REIT	27,289	924
	Douglas Emmett, Inc. REIT	39,959	922
	City National Corp.	16,878	916
	Popular, Inc.	110,509	916
	American Financial Group, Inc.	30,405	897
	Sovereign Bancorp, Inc.	226,180	893

	BancorpSouth, Inc.	30,921	870
	Corporate Office Properties Trust, Inc. REIT	21,092	851
	TCF Financial Corp.	47,243	850
	Waddell & Reed Financial, Inc.	33,487	829
*	Alleghany Corp.	2,243	819
	CIT Group Inc.	117,314	816
	Hospitality Properties Trust REIT	39,170	804
	Forest City Enterprise Class A	26,118	801
^	Allied Capital Corp.	73,697	796
	BioMed Realty Trust, Inc. REIT	29,900	791
	Protective Life Corp.	27,710	790
	Wilmington Trust Corp.	27,391	790
	Fulton Financial Corp.	70,847	773
	First Horizon National Corp.	80,846	768
	Potlatch Corp. REIT	16,388	760
	Washington REIT	20,653	757
*	SVB Financial Group	13,024	754
	Home Properties, Inc. REIT	12,889	747
	Entertainment Properties Trust REIT	13,634	746
	First Niagara Financial Group, Inc.	46,100	726
	National Retail Properties REIT	30,009	719
	Platinum Underwriters Holdings, Ltd.	20,000	710
	FirstMerit Corp.	33,660	707
*	MSCI, Inc.-Class A Shares	29,161	700
*	ProAssurance Corp.	12,400	694
	Astoria Financial Corp.	33,395	692
	Susquehanna Bancshares, Inc.	35,218	687
	Healthcare Realty Trust Inc. REIT	23,536	686
	Westamerica Bancorporation	11,918	686
*	Reinsurance Group of America, Inc. Class A	12,687	685
	Omega Healthcare Investors, Inc. REIT	34,166	672
	Fannie Mae	437,702	670
	IPC Holdings Ltd.	21,900	662
	Washington Federal Inc.	35,790	660
	Endurance Specialty Holdings Ltd.	21,300	659
	Kilroy Realty Corp. REIT	13,700	655
	HRPT Properties Trust REIT	93,660	645
	Hilb, Rogal and Hamilton Co.	13,700	640
	Whitney Holdings Corp.	26,233	636
^	Colonial BancGroup, Inc.	80,340	631
	NewAlliance Bancshares, Inc.	41,181	619
	International Bancshares Corp.	22,920	619
	Mercury General Corp.	11,255	616
	UMB Financial Corp.	11,721	616
	Transatlantic Holdings, Inc.	11,170	607
	Montpelier Re Holdings Ltd.	36,708	606
*,^	E*TRADE Financial Corp.	216,400	606
	United Bankshares, Inc.	17,225	603
	TFS Financial Corp.	47,804	598
	Brandywine Realty Trust REIT	36,737	589
	Jones Lang LaSalle Inc.	13,511	587
	Erie Indemnity Co. Class A	13,766	582
	Tanger Factory Outlet Centers, Inc. REIT	13,278	581
	Allied World Assurance Holdings, Ltd.	15,965	567
	American Campus Communities, Inc. REIT	16,686	565
	F.N.B. Corp.	35,175	562
	Old National Bancorp	27,924	559
	Zenith National Insurance Corp.	15,228	558
	Prosperity Bancshares, Inc.	16,405	558
	Mid-America Apartment Communities, Inc. REIT	11,158	548
*	Knight Capital Group, Inc. Class A	36,668	545
	Odyssey Re Holdings Corp.	12,400	543
*	Investment Technology Group, Inc.	17,837	543
	Webster Financial Corp.	21,380	540
	Glacier Bancorp, Inc.	21,728	538
	National City Corp.	305,675	535
	CBL & Associates Properties, Inc. REIT	26,488	532

	DCT Industrial Trust Inc. REIT	70,737	530
	First Industrial Realty Trust REIT	18,264	524
	Post Properties, Inc. REIT	18,654	522
	Selective Insurance Group	22,400	513
	Equity Lifestyle Properties, Inc. REIT	9,650	512
	EastGroup Properties, Inc. REIT	10,500	510
	Hancock Holding Co.	9,855	503
^	PrivateBancorp, Inc.	12,041	502
*,^	AmeriCredit Corp.	48,473	491
	Unitrin, Inc.	19,651	490
*	Signature Bank	14,031	489
	First Midwest Bancorp, Inc.	20,154	489
^	Greenhill & Co., Inc.	6,600	487
	Delphi Financial Group, Inc.	17,314	485
	Extra Space Storage Inc. REIT	31,179	479
	BOK Financial Corp.	9,712	470
	R.L.I. Corp.	7,530	468
*	Argo Group International Holdings	12,617	465
	MFA Mortgage Investments, Inc. REIT	71,300	463
*	Stifel Financial Corp.	9,200	459
	Assured Guaranty Ltd.	27,875	453
	Cousins Properties, Inc. REIT	17,878	452
	Freddie Mac	263,533	451
	Inland Real Estate Corp. REIT	27,854	437
*	Reinsurance Group of America, Inc. Group-B	9,190	436
	National Penn Bancshares Inc.	29,594	432
^	Park National Corp.	5,530	431
	Lexington Realty Trust REIT	24,993	430
	Max Re Capital Ltd.	18,500	430
	Ares Capital Corp.	41,182	430
	Cash America International Inc.	11,887	428
	The Phoenix Cos., Inc.	46,230	427
^	Cathay General Bancorp	17,830	424
	Trustmark Corp.	20,103	417
	First Commonwealth Financial Corp.	30,333	409
	Capitol Federal Financial	9,144	405
	Colonial Properties Trust REIT	21,411	400
	Sovran Self Storage, Inc. REIT	8,900	398
	DiamondRock Hospitality Co. REIT	43,685	398
*	Piper Jaffray Cos., Inc.	9,110	394
	NBT Bancorp, Inc.	13,053	391
	LaSalle Hotel Properties REIT	16,460	384
	PS Business Parks, Inc. REIT	6,502	375
*	Interactive Brokers Group, Inc.	16,725	371
	TrustCo Bank NY	31,659	371
	Brookline Bancorp, Inc.	28,489	364
	First BanCorp Puerto Rico	32,000	354
^	Umpqua Holdings Corp.	23,927	352
	Provident Financial Services Inc.	21,226	350
	Pacific Capital Bancorp	17,202	350
	Employers Holdings, Inc.	19,839	345
	optionsXpress Holdings Inc.	17,667	343
	MGIC Investment Corp.	48,617	342

^	East West Bancorp, Inc.	24,848	340
	Medical Properties Trust Inc. REIT	29,986	340
	Chemical Financial Corp.	10,769	335
	First Citizens BancShares Class A	1,859	333
	Infinity Property & Casualty Corp.	8,041	331
	National Health Investors REIT	9,300	318
	Community Bank System, Inc.	12,400	312
	City Holding Co.	7,327	310
	Central Pacific Financial Co.	18,403	309
	Investors Real Estate Trust REIT	27,224	305
	Sterling Bancshares, Inc.	28,950	303
*,^	KBW Inc.	9,131	301
	PacWest Bancorp	10,491	300
	MB Financial, Inc.	9,062	300
	Sterling Financial Corp.	20,608	299
	Pennsylvania REIT	15,649	295
	Cedar Shopping Centers, Inc. REIT	21,900	290
*	Texas Capital Bancshares, Inc.	13,857	288
	Bank Mutual Corp.	25,071	285
	CVB Financial Corp.	20,375	283
	Sunstone Hotel Investors, Inc. REIT	20,957	283
	S & T Bancorp, Inc.	7,676	283
*	PHH Corp.	21,247	282
	Equity One, Inc. REIT	13,683	280
	WesBanco, Inc.	10,494	279
*	EZCORP, Inc.	14,838	279
*	Alexander's, Inc. REIT	679	272
	First Financial Bankshares, Inc.	5,210	270
*	Conseco, Inc.	76,666	270
	Tower Group, Inc.	11,400	269
	First Financial Corp. (IN)	5,681	267
	Acadia Realty Trust REIT	10,500	265
	LTC Properties, Inc. REIT	9,000	264
*	Enstar Group Ltd.	2,700	263
	Wintrust Financial Corp.	8,932	262
	Ambac Financial Group, Inc.	112,471	262
^	UCBH Holdings, Inc.	40,821	262
*	Guaranty Bancorp	42,439	259
*	Investors Bancorp, Inc.	16,746	252
*	World Acceptance Corp.	6,937	250
*,^	Portfolio Recovery Associates, Inc.	5,100	248
	Horace Mann Educators Corp.	19,085	246
	Franklin Street Properties Corp. REIT	18,887	246
*	Pinnacle Financial Partners, Inc.	7,968	245
	Saul Centers, Inc. REIT	4,843	245
*	Navigators Group, Inc.	4,193	243
*	Beneficial Mutual Bancorp, Inc.	19,132	242
	Harleysville National Corp.	14,091	239
*	Hilltop Holdings Inc.	23,038	238
	NorthStar Realty Finance Corp. REIT	30,458	236
*	MF Global Ltd.	54,255	235
^	Redwood Trust, Inc. REIT	10,776	234
*,^	Western Alliance Bancorp	15,040	233
	Financial Federal Corp.	10,100	231
	Northwest Bancorp, Inc.	8,313	229

	Strategic Hotels and Resorts, Inc. REIT	29,600	223
	Simmons First National Corp.	6,237	222
	Mainsource Financial Group, Inc.	11,281	221
	National Financial Partners Corp.	14,225	213
	Ashford Hospitality Trust REIT	52,665	213
	United Fire & Casualty Co.	7,401	212
	The South Financial Group, Inc.	28,634	210
^	Frontier Financial Corp.	15,450	207
	Republic Bancorp, Inc. Class A	6,760	205
	Univest Corp. of Pennsylvania	5,505	204
*	Forestar Real Estate Group, Inc.	13,641	201
*	Ocwen Financial Corp.	24,700	199
*	FCStone Group, Inc.	11,000	198
*	PICO Holdings, Inc.	5,496	197
*	Amerisafe Inc.	10,800	197
^	United Community Banks, Inc.	14,687	195
	Getty Realty Holding Corp. REIT	8,727	194
	Community Trust Bancorp Inc.	5,623	193
	U-Store-It Trust REIT	15,495	190
	Provident New York Bancorp, Inc.	14,330	189
	Columbia Banking System, Inc.	10,634	189
	Southside Bancshares, Inc.	7,416	187
	IBERIABANK Corp.	3,500	185
	Dime Community Bancshares	12,112	184
	National Western Life Insurance Co. Class A	757	183
*	Citizens, Inc.	22,169	182
	iStar Financial Inc. REIT	69,628	181
	TowneBank	8,200	180
	American Equity Investment Life Holding Co.	23,900	179
*	TradeStation Group, Inc.	19,117	179
	FelCor Lodging Trust, Inc. REIT	24,868	178
	StellarOne Corp.	8,515	176
	Citizens Banking Corp.	57,062	176
	TriCo Bancshares	8,078	174
*	CNA Surety Corp.	10,410	174
	Parkway Properties Inc. REIT	4,569	173
*	Oritani Financial Corp.	10,253	173
	First Financial Bancorp	11,782	172
	OneBeacon Insurance Group Ltd.	8,107	171
	Capstead Mortgage Corp. REIT	15,612	171
	Kite Realty Group Trust REIT	15,523	171
	Harleysville Group, Inc.	4,517	171
	Stewart Information Services Corp.	5,720	170
*	FPIC Insurance Group, Inc.	3,300	170
	Safety Insurance Group, Inc.	4,389	166
	Independent Bank Corp. (MA)	5,300	165
	American Physicians Capital, Inc.	3,900	165
	BankFinancial Corp.	11,240	165
	Glimcher Realty Trust REIT	15,734	164
	FBL Financial Group, Inc. Class A	5,883	164
	Amtrust Financial Services Inc.	12,045	164
	WSFS Financial Corp.	2,700	162
	DuPont Fabros Technology Inc.	10,586	161
	Calamos Asset Management, Inc.	9,004	161
	Meadowbrook Insurance Group, Inc.	22,801	161

	Oriental Financial Group Inc.	8,981	160
	Bank of the Ozarks, Inc.	5,908	160
*	First Cash Financial Services, Inc.	10,600	159
	S.Y. Bancorp, Inc.	5,189	159
	SWS Group, Inc.	7,821	158
	First Source Corp.	6,693	157
	Ramco-Gershenson Properties Trust REIT	7,010	157
	Hercules Technology Growth Capital, Inc.	16,200	157
^	First Busey Corp.	8,411	154
	Renasant Corp.	6,847	149
	Anworth Mortgage Asset Corp. REIT	25,062	148
*	Crawford & Co. Class B	9,250	145
^	LandAmerica Financial Group, Inc.	5,945	144
*	LaBranche & Co. Inc.	31,999	144
	Radian Group, Inc.	28,553	144
^	Provident Bankshares Corp.	14,802	144
	Presidential Life Corp.	9,100	144
*	Penson Worldwide, Inc.	10,262	142
	Boston Private Financial Holdings, Inc.	16,263	142
	Suffolk Bancorp	3,600	142
	MCG Capital Corp.	53,615	140
	Universal Health Realty Income REIT	3,600	140
	First Potomac REIT	7,995	137
*,^	Ladenburg Thalmann Financial Services, Inc.	76,300	137
	MVC Capital, Inc.	9,000	137
	Wilshire Bancorp Inc.	11,250	137
	Peapack Gladstone Financial Corp.	4,063	136
	Prospect Energy Corp.	10,500	134
	State Auto Financial Corp.	4,617	134
*	PMA Capital Corp. Class A	15,212	134
*	Guaranty Financial Group, Inc.	33,841	134
	Flushing Financial Corp.	7,352	129
	Gladstone Capital Corp.	8,419	128
	ViewPoint Financial Group	7,327	128
^	The First Marblehead Corp.	51,451	128
	Capital Southwest Corp.	901	128
^	Newcastle Investment Corp. REIT	19,931	127
	Student Loan Corp.	1,350	126
	First Merchants Corp.	5,502	125
	Kayne Anderson Energy Development Co.	7,400	125
	Lakeland Bancorp, Inc.	10,674	125
	Gamco Investors Inc. Class A	2,093	124
	GFI Group Inc.	25,768	121
	Berkshire Hills Bancorp, Inc.	3,778	121
^	Capital City Bank Group, Inc.	3,850	121
	Tompkins Trustco, Inc.	2,390	121
	First Bancorp (NC)	7,017	120
	Washington Trust Bancorp, Inc.	4,493	120
	Cohen & Steers, Inc.	4,200	119
*	Tejon Ranch Co.	3,200	119
	Quanta Capital Holdings Ltd.	43,065	119
	Lakeland Financial Corp.	5,398	119
*	Seabright Insurance Holdings, Inc.	9,100	118
	Arrow Financial Corp.	4,022	118
*	Thomas Weisel Partners Group, Inc.	13,900	117

	RAIT Financial Trust REIT	21,255	117
	Maguire Properties, Inc. REIT	19,500	116
	Clifton Savings Bancorp, Inc.	9,692	116
	First Community Bancshares, Inc.	3,079	116
*	Dollar Financial Corp.	7,500	115
	EMC Insurance Group, Inc.	3,895	115
	Sun Communities, Inc. REIT	5,726	113
	Friedman, Billings, Ramsey Group, Inc. REIT	56,688	113
^	Old Second Bancorp, Inc.	6,115	113
^	Anthracite Capital Inc. REIT	21,100	113
*	Sun Bancorp, Inc. (NJ)	8,279	112
	Sandy Spring Bancorp, Inc.	5,000	110
	Urstadt Biddle Properties Class A REIT	5,766	108
	Heritage Commerce Corp.	7,000	107
	Castlepoint Holdings Ltd.	9,552	106
	Associated Estates Realty Corp. REIT	8,108	106
	First Financial Holdings, Inc.	4,035	106
	Peoples Bancorp, Inc.	4,782	104
	West Coast Bancorp	7,097	104
	Center Financial Corp.	8,115	104
*	Greenlight Capital Re. Ltd.	4,495	103
	Compass Diversified Trust	7,370	103
	BancFirst Corp.	2,100	101
	Home Bancshares Inc.	3,861	100
	BlackRock Kelso Capital Corp.	8,658	100
	Westwood Holdings Group, Inc.	2,100	100
	Mission West Properties Inc. REIT	10,188	99
*	Stratus Properties Inc.	3,604	99
	Heartland Financial USA, Inc.	3,955	99
^	Corus Bankshares Inc.	24,380	99
	BGC Partners, Inc.	22,730	97
*	United America Indemnity, Ltd.	6,800	97
	The PMI Group Inc.	32,800	97
	Cardinal Financial Corp.	11,910	96
	Nara Bancorp, Inc.	8,589	96
*	Encore Capital Group, Inc.	6,923	95
	Hersha Hospitality Trust REIT	12,700	94
	Southwest Bancorp, Inc.	5,344	94
^	BancTrust Financial Group, Inc.	7,033	92
	CapLease, Inc. REIT	11,600	92
*	First Mercury Financial Corp.	6,441	92
	SCBT Financial Corp.	2,418	91
	Flagstone Reinsurance Holdings Ltd.	8,809	90
	Union Bankshares Corp.	3,750	90
*	MarketAxess Holdings, Inc.	11,113	90
	Agree Realty Corp. REIT	3,100	89
*	FBR Capital Markets Corp.	13,632	88
	Merchants Bancshares, Inc.	3,611	88
	Princeton National Bancorp, Inc.	3,399	87
	Abington Community Bancorp Inc.	8,563	87
	Medallion Financial Corp.	8,180	86
^	PremierWest Bancorp	10,434	84
^	NGP Capital Resources Co.	5,761	84
	Sanders Morris Harris Group Inc.	9,701	84
	Sterling Bancorp	5,785	84

	Independent Bank Corp. (MI)	13,405	83
	Nelnet, Inc.	5,800	82
*	Virginia Commerce Bancorp, Inc.	13,167	82
	Irwin Financial Corp.	20,387	81
	Gladstone Commercial Corp. REIT	5,300	80
	Amcore Financial, Inc.	8,652	80
*	Asset Acceptance Capital Corp.	7,559	80
	JER Investors Trust Inc. REIT	16,172	79
	German American Bancorp	6,797	79
^	Capital Trust Class A REIT	5,099	79
	State Bancorp, Inc.	5,243	78
	First Security Group Inc.	10,668	78
	Capitol Bancorp Ltd.	3,990	78
^	First South Bancorp, Inc.	4,352	75
	First Place Financial Corp.	5,836	75
	Advance America, Cash Advance Centers, Inc.	25,059	75
	Bryn Mawr Bank Corp.	3,402	75
	One Liberty Properties, Inc. REIT	4,200	74
	Consolidated-Tomoka Land Co.	1,700	73
	Financial Institutions, Inc.	3,651	73
	Education Realty Trust, Inc. REIT	6,521	72
	CFS Bancorp, Inc.	7,800	72
	Arbor Realty Trust, Inc. REIT	7,200	72
*	Waterstone Financial, Inc.	7,141	70
	Essa Bancorp Inc.	5,000	69
	Center Bancorp, Inc.	6,845	69
	Eastern Insurance Holdings, Inc.	5,100	68
*	Republic First Bancorp, Inc.	7,909	68
*	Northfield Bancorp, Inc.	5,500	67
*	Avatar Holding, Inc.	1,994	66
	Westfield Financial, Inc.	6,281	65
	Camden National Corp.	1,840	64
	Hanmi Financial Corp.	12,669	64
^	Cascade Bancorp	7,181	64
	Camco Financial Corp.	6,536	63
^	Citizens & Northern Corp.	2,898	62
	OceanFirst Financial Corp.	3,436	62
	Baldwin & Lyons, Inc. Class B	2,573	62
	Pacific Mercantile Bancorp	9,491	61
	NYMAGIC, Inc.	2,400	61
	Integra Bank Corp.	7,550	60
	West Bancorporation	4,621	60
^	Ames National Corp.	2,315	60
	Cogdell Spencer Inc. REIT	3,700	59
	Willow Grove Bancorp, Inc.	6,426	59
	Pulaski Financial Corp.	7,046	58
	Penns Woods Bancorp, Inc.	2,008	58
	Life Partners Holdings	1,600	58
	CoBiz Inc.	4,773	57
	Banner Corp.	4,700	56
*	Primus Guaranty, Ltd.	21,467	56
	Eastern Virginia Bankshares, Inc.	4,460	56
	Resource Capital Corp. REIT	8,900	54
*	Ampal-American Israel Corp.	17,444	54
	Winthrop Realty Trust Inc. REIT	13,798	54

	Thomas Properties Group, Inc.	5,320	54
	Advanta Corp. Class A	10,894	54
	MBT Financial Corp.	11,530	53
	First State Bancorporation	9,865	53
	Kearny Financial Corp.	4,284	52
	Greene County Bancshares	2,225	52
	Evercore Partners Inc.	2,900	52
	HF Financial Corp.	3,644	52
*	eHealth, Inc.	3,200	51
*,^	Credit Acceptance Corp.	3,000	51
	Resource America, Inc.	5,286	50
^	Seacoast Banking Corp. of Florida	4,564	49
*	NewStar Financial, Inc.	6,012	49
	Jefferson Bancshares, Inc.	5,200	49
	Advanta Corp. Class B	5,900	49
	Wainwright Bank & Trust Co.	5,682	48
*,^	First Federal Financial Corp.	6,132	48
^	Macatawa Bank Corp.	6,874	48
	Anchor Bancorp Wisconsin Inc.	6,479	48
	Great Southern Bancorp, Inc.	3,677	47
*	The Bancorp Inc.	9,358	47
	American Land Lease, Inc. REIT	2,400	47
	City Bank Lynnwood (WA)	2,965	46
	U.S. Global Investors, Inc. Class A	4,600	46
	First M&F Corp.	3,952	45
	Chimera Investment Corp.	7,195	45
	Heritage Financial Corp.	3,576	45
*	Ameriserv Financial Inc.	18,587	44
	LSB Corp.	4,028	43
	UMH Properties, Inc. REIT	6,159	43
^	W Holding Co., Inc.	91,052	43
	Capital Bank Corp.	4,502	43
	Provident Financial Holdings, Inc.	4,832	43
	Flagstar Bancorp, Inc.	14,254	42
	Shore Bancshares, Inc.	1,650	42
	Intervest Bancshares Corp.	5,348	41
	K-Fed Bancorp	4,436	41
	Gramercy Capital Corp. REIT	15,624	40
	American National Bankshares Inc.	2,283	40
	NewBridge Bancorp.	8,369	40
*	Harris & Harris Group, Inc.	6,200	40
	First Financial Northwest, Inc.	3,816	39
	Gladstone Investment Corp.	5,624	39
	Farmers Capital Bank Corp.	1,430	39
	Taylor Capital Group, Inc.	3,200	38
	National Bankshares, Inc.	2,192	38
	TIB Financial Corp.	6,644	37
	Smithtown Bancorp, Inc.	1,654	37
^	ASTA Funding, Inc.	5,300	37
	Atlantic Coast Federal Corp.	4,745	37
	Horizon Financial Corp.	3,993	36
	Ameris Bancorp	2,421	36
	Enterprise Financial Services Corp.	1,585	36
	Hawthorn Bancshares Inc.	1,461	36
	Comm Bancorp, Inc.	843	35

*	First Regional Bancorp	5,600	35
*	American Safety Insurance Holdings, Ltd.	2,300	35
*	Superior Bancorp	4,089	35
	Investors Title Co.	812	34
	FNB Corp. (NC)	4,656	34
*	Consumer Portfolio Services, Inc.	14,200	33
	Northrim Bancorp Inc.	1,984	33
	HMN Financial, Inc.	2,621	32
	Midwest Banc Holdings, Inc.	8,097	32
	Colony Bankcorp, Inc.	3,062	32
	PMC Commercial Trust REIT	4,300	31
^	United Security Bancshares (CA)	1,916	31
	TICC Capital Corp.	6,084	31
	TierOne Corp.	6,016	31
	Independence Holding Co.	2,602	30
	United Community Financial Corp.	5,993	30
	First Federal Bancshares of Arkansas, Inc.	2,933	29
	MutualFirst Financial Inc.	2,926	29
*	Darwin Professional Underwriters, Inc.	900	28
	North Valley Bancorp	4,618	28
*	United PanAm Financial Corp.	7,392	27
	TF Financial Corp.	1,161	27
	Codorus Valley Bancorp, Inc.	2,097	27
*	Rewards Network Inc.	5,200	26
^	Temecula Valley Bancorp, Inc.	4,763	26
^	Alesco Financial, Inc. REIT	28,832	26
*	BankAtlantic Bancorp, Inc. Class A	3,067	25
^	Sierra Bancorp	1,200	25
*	Cowen Group, Inc.	2,900	25
*,^	CompuCredit Corp.	6,159	24
*	Community Bancorp	3,750	24
	Royal Bancshares of Pennsylvania, Inc.	4,060	23
	Donegal Group Inc. Class A	1,200	22
	Century Bancorp, Inc. Class A	1,440	22
	United Security Bancshares, Inc.	1,292	21
^	Downey Financial Corp.	7,386	21
	HopFed Bancorp, Inc.	1,815	20
	Mercantile Bank Corp.	2,546	20
	Unity Bancorp, Inc.	5,069	20
*	Penn Treaty American Corp.	12,455	20
	Kohlberg Capital Corp.	2,181	19
*	First Acceptance Corp.	5,500	19
*	Marlin Business Services Inc.	2,196	19
	PennantPark Investment Corp.	2,500	19
	Wayne Savings Bancshares, Inc.	2,079	18
	Imperial Capital Bancorp Inc.	2,061	18
	Preferred Bank	1,573	18
	First Defiance Financial Corp.	1,600	18
^	Security Bank Corp.	4,192	17
	Rainier Pacific Financial Group Inc.	3,925	17
^	Washington Mutual, Inc.	203,892	17
	Ameriana Bancorp	1,926	17
	Landmark Bancorp Inc.	749	16
*	BCSB Bancorp, Inc.	1,582	16
	Patriot Capital Funding Inc.	2,500	16

	Citizens South Banking Corp.	2,237	16
	Bank of Granite Corp.	6,687	16
	PAB Bankshares, Inc.	2,195	15
*	Meruelo Maddux Properties Inc.	12,240	15
	Citizens First Bancorp, Inc.	2,748	15
*	Syncora Holdings, Ltd.	10,725	14
*	Reis, Inc.	2,356	14
	Kansas City Life Insurance Co.	300	14
	QC Holdings Inc.	2,008	14
	PFF Bancorp, Inc.	10,909	14
	Crystal River Capital Inc. REIT	6,629	13
	Capital Corp. of the West	3,272	13
[1,2]	Federal Agricultural Mortgage Corp. Class A	3,500	12
*	Tree.com, Inc.	2,450	12
*	American Independence Corp.	1,770	12
	Monmouth Real Estate Investment Corp. REIT	1,500	12
^	Deerfield Capital Corp.	17,642	11
	Dynex Capital, Inc. REIT	1,400	11
	Columbia Bancorp (OR)	1,800	11
	Centerstate Banks of Florida	600	11
*	Thornburg Mortgage, Inc.	5,920	10
	Meta Financial Group, Inc.	554	9
*	First Keystone Financial, Inc.	958	9
	BRT Realty Trust REIT	1,000	9
*	HouseValues, Inc.	3,100	8
*	First Mariner Bancorp, Inc.	5,242	8
	AmericanWest Bancorporation	5,796	8
	Cadence Financial Corp.	800	7
^	BankUnited Financial Corp.	9,685	7
	National Interstate Corp.	300	7
	CBRE Realty Finance Inc. REIT	5,200	7
*,^	Triad Guaranty, Inc.	4,400	7
*	Specialty Underwriters' Alliance, Inc.	1,400	7
	Yadkin Valley Bank and Trust Co.	400	7
*,^	Impac Mortgage Holdings, Inc. REIT	28,200	7
	First Bancorp, Inc.	300	6
*,^	Franklin Bank Corp.	10,515	5
	Vestin Realty Mortgage II, Inc.	1,269	5
	Pacific Continental Corp.	310	5
	Lincoln Bancorp	300	4
[1,2]	Federal Agricultural Mortgage Corp. Class C	900	4
*	ZipRealty, Inc.	900	4
	American Mortgage Acceptance Co. REIT	6,015	4
*	AmCOMP, Inc.	300	3
*	Valley National Bankcorp Warrants Exp. 6/30/15	570	3
^	Vineyard National Bancorp Co.	2,415	3
	Cascade Financial Corp.	375	3
	Eagle Bancorp, Inc.	286	2
*	FX Real Estate and Entertainment Inc.	2,254	2
	Southern Community Financial Corp.	400	2
	Team Financial, Inc.	820	2
	Grubb & Ellis Co.	600	2
	Affirmative Insurance Holdings, Inc.	500	2
*	AMV Liquidating Trust	13,300	1
	Roma Financial Corp.	100	1

	Fidelity Southern Corp.	300	1
	Origen Financial, Inc. REIT	1,000	1
	Habersham Bancorp	200	1
	Community Capital Corp.	115	1
			867,438
Health Care (7.9%)
	Johnson & Johnson	1,145,569	79,365
	Pfizer Inc.	2,749,987	50,710
	Abbott Laboratories	627,348	36,123
	Merck & Co., Inc.	872,547	27,538
*	Amgen, Inc.	442,557	26,230
	Medtronic, Inc.	456,566	22,874
	Wyeth	541,986	20,021
	Eli Lilly & Co.	415,964	18,315
*	Gilead Sciences, Inc.	375,008	17,093
*	Genentech, Inc.	192,322	17,055
	Bristol-Myers Squibb Co.	804,726	16,779
	Baxter International, Inc.	255,081	16,741
	UnitedHealth Group Inc.	499,526	12,683
	Schering-Plough Corp.	659,135	12,174
*	Celgene Corp.	177,264	11,217
	Covidien Ltd.	201,518	10,834
*	WellPoint Inc.	213,968	10,007
*	Thermo Fisher Scientific, Inc.	170,054	9,353
*	Medco Health Solutions, Inc.	206,003	9,270
*	Genzyme Corp.	108,688	8,792
	Becton, Dickinson & Co.	99,275	7,968
	Stryker Corp.	117,236	7,304
	Cardinal Health, Inc.	145,154	7,153
	Aetna Inc.	197,149	7,119
*	Boston Scientific Corp.	547,376	6,716
*	Express Scripts Inc.	86,870	6,413
	Allergan, Inc.	123,996	6,386
*	Zimmer Holdings, Inc.	94,163	6,079
	McKesson Corp.	112,737	6,066
*	St. Jude Medical, Inc.	137,838	5,995
*	Biogen Idec Inc.	118,097	5,939
	CIGNA Corp.	114,215	3,881
	C.R. Bard, Inc.	40,392	3,832
*	Intuitive Surgical, Inc.	15,733	3,791
*	Forest Laboratories, Inc.	123,970	3,506
	Quest Diagnostics, Inc.	67,380	3,482
*	Laboratory Corp. of America Holdings	45,337	3,151
*	Varian Medical Systems, Inc.	51,090	2,919
*	Humana Inc.	68,863	2,837
*	Barr Pharmaceuticals Inc.	41,760	2,727
*	Hospira, Inc.	64,733	2,473
	AmerisourceBergen Corp.	65,526	2,467
*	DaVita, Inc.	42,636	2,431
*	Waters Corp.	40,789	2,373
	Applied Biosystems Inc.	68,622	2,350
*	Covance, Inc.	25,639	2,267
	DENTSPLY International Inc.	57,557	2,161
*	Cephalon, Inc.	27,572	2,137
*	Hologic, Inc.	104,065	2,012

*	Vertex Pharmaceuticals, Inc.	60,430	2,009
*	Coventry Health Care Inc.	61,674	2,007
*	Illumina, Inc.	49,328	1,999
*	Henry Schein, Inc.	36,752	1,979
	Beckman Coulter, Inc.	25,576	1,816
	Pharmaceutical Product Development, Inc.	43,798	1,811
*	ImClone Systems, Inc.	24,858	1,552
*	Millipore Corp.	22,426	1,543
*	Charles River Laboratories, Inc.	27,775	1,542
*	Invitrogen Corp.	38,146	1,442
	Omnicare, Inc.	49,584	1,427
*	Mylan Inc.	124,457	1,421
	IMS Health, Inc.	73,999	1,399
*	ResMed Inc.	31,654	1,361
*	IDEXX Laboratories Corp.	24,570	1,346
*	Edwards Lifesciences Corp.	22,517	1,301
*	Patterson Cos.	42,256	1,285
*	Cerner Corp.	28,024	1,251
	Perrigo Co.	32,455	1,248
	PerkinElmer, Inc.	48,640	1,215
*	Myriad Genetics, Inc.	18,447	1,197
*	Gen-Probe Inc.	22,220	1,179
*	Alexion Pharmaceuticals, Inc.	29,992	1,179
*	OSI Pharmaceuticals, Inc.	23,664	1,166
*	Community Health Systems, Inc.	39,671	1,163
*	Watson Pharmaceuticals, Inc.	40,375	1,151
*	Amylin Pharmaceuticals, Inc.	56,190	1,136
*	Techne Corp.	15,174	1,094
	Universal Health Services Class B	19,487	1,092
*	Tenet Healthcare Corp.	196,089	1,088
*	BioMarin Pharmaceutical Inc.	40,300	1,068
*	Pediatrix Medical Group, Inc.	19,514	1,052
*	Health Net Inc.	44,124	1,041
	Teleflex Inc.	16,389	1,041
*	VCA Antech, Inc.	34,700	1,023
*	Endo Pharmaceuticals Holdings, Inc.	49,789	996
*	King Pharmaceuticals, Inc.	102,339	980
*	United Therapeutics Corp.	9,300	978
	STERIS Corp.	24,337	915
*	Inverness Medical Innovations, Inc.	30,472	914
*	Lincare Holdings, Inc.	30,376	914
*	Immucor Inc.	28,580	913
*	Psychiatric Solutions, Inc.	22,966	872
*	Onyx Pharmaceuticals, Inc.	22,998	832
*	Sepracor Inc.	44,971	823
	Owens & Minor, Inc. Holding Co.	16,760	813
*	Bio-Rad Laboratories, Inc. Class A	7,850	778
*,^	Valeant Pharmaceuticals International	36,848	754
	Hill-Rom Holdings, Inc.	24,113	731
*	Nuvasive, Inc.	14,650	723
*	Masimo Corp.	19,412	722
*	Magellan Health Services, Inc.	16,815	690
*	HealthSouth Corp.	36,948	681
*	LifePoint Hospitals, Inc.	21,071	677
*	Isis Pharmaceuticals, Inc.	40,025	676

*	PAREXEL International Corp.	23,500	674
*	Alpharma, Inc. Class A	18,247	673
*	Haemonetics Corp.	10,462	646
	West Pharmaceutical Services, Inc.	13,175	643
	Cooper Cos., Inc.	18,498	643
*	Kinetic Concepts, Inc.	22,422	641
*	Warner Chilcott Ltd.	41,301	624
*	WellCare Health Plans Inc.	17,068	614
*	Sequenom, Inc.	22,240	592
*	Thoratec Corp.	22,362	587
*	AMERIGROUP Corp.	22,626	571
*	Regeneron Pharmaceuticals, Inc.	25,684	561
*	Amedisys Inc.	11,234	547
*	Varian, Inc.	12,430	533
*	Cubist Pharmaceuticals, Inc.	23,806	529
*	American Medical Systems Holdings, Inc.	29,792	529
*	Alkermes, Inc.	39,314	523
*	Auxilium Pharmaceuticals, Inc.	15,900	515
*	Celera Corp.	32,657	505
*	PSS World Medical, Inc.	25,750	502
*	The Medicines Co.	21,516	500
	Meridian Bioscience Inc.	16,708	485
*	Dionex Corp.	7,600	483
*	Wright Medical Group, Inc.	15,400	469
*	Advanced Medical Optics, Inc.	26,011	462
	PDL BioPharma Inc.	48,625	453
*	Healthspring, Inc.	21,100	446
*	Xenoport Inc.	9,200	446
	Martek Biosciences Corp.	13,884	436
	Sciele Pharma, Inc.	13,900	428
*	ViroPharma Inc.	32,431	425
*	Health Management Associates Class A	102,004	424
*	Eclipsys Corp.	20,200	423
*	Alnylam Pharmaceuticals Inc.	13,900	402
	Chemed Corp.	9,800	402
*	Luminex Corp.	15,766	394
*	CONMED Corp.	12,240	392
*	Integra LifeSciences Holdings	8,601	379
*	HealthExtras, Inc.	14,350	375
*	Rigel Pharmaceuticals, Inc.	15,889	371
*	Centene Corp.	17,700	363
*	Kindred Healthcare, Inc.	12,932	357
*	Seattle Genetics, Inc.	32,386	347
	Medicis Pharmaceutical Corp.	23,192	346
*	Gentiva Health Services, Inc.	12,831	346
*	Acorda Therapeutics Inc.	14,400	343
*	Human Genome Sciences, Inc.	52,763	335
*	Savient Pharmaceuticals Inc.	22,161	330
	Mentor Corp.	13,672	326
*	Allscripts Healthcare Solutions, Inc.	26,000	323
*	Medarex, Inc.	48,951	317
*	Apria Healthcare Group Inc.	16,877	308
*	Phase Forward Inc.	14,714	308
*	Exelixis, Inc.	50,405	306
	Vital Signs, Inc.	4,146	306

*	Cepheid, Inc.	22,122	306
*,^	ArthroCare Corp.	11,013	305
*	Align Technology, Inc.	27,461	297
	Brookdale Senior Living Inc.	13,471	296
*	Sunrise Senior Living, Inc.	21,300	294
*	Incyte Corp.	38,282	293
*	CV Therapeutics, Inc.	26,794	289
*	inVentiv Health, Inc.	16,315	288
*	AmSurg Corp.	11,000	280
*	K-V Pharmaceutical Co. Class A	12,333	280
*	HMS Holdings Corp.	11,633	279
*	PharMerica Corp.	12,254	276
*	InterMune Inc.	15,900	272
*,^	Dendreon Corp.	47,433	271
*	Volcano Corp.	15,300	265
	Invacare Corp.	10,907	263
	Datascope Corp.	5,094	263
*	Sun Healthcare Group Inc.	17,929	263
*	Zoll Medical Corp.	8,000	262
*	Bruker BioSciences Corp.	19,264	257
*	ABIOMED, Inc.	14,200	252
*	AMAG Pharmaceuticals, Inc.	6,433	249
*	Halozyme Therapeutics Inc.	33,600	247
*	Quidel Corp.	15,000	246
*	Theravance, Inc.	19,684	245
*	AMN Healthcare Services, Inc.	13,805	243
*	SonoSite, Inc.	7,700	242
*	Affymetrix, Inc.	31,194	241
*	Merit Medical Systems, Inc.	12,839	241
	Landauer, Inc.	3,300	240
*	Conceptus, Inc.	14,300	237
*	AthenaHealth Inc.	7,100	236
*	eResearch Technology, Inc.	19,350	230
*	Array BioPharma Inc.	29,985	230
*	Healthways, Inc.	14,213	229
*	Natus Medical Inc.	10,000	227
*	Vivus, Inc.	27,914	222
*	Cross Country Healthcare, Inc.	13,500	220
	Analogic Corp.	4,400	219
*	ev3 Inc.	21,637	217
*	Symmetry Medical Inc.	11,700	217
*	Hanger Orthopedic Group, Inc.	12,335	215
*	Momenta Pharmaceuticals, Inc.	16,400	215
*	Medivation Inc.	8,015	212
*	Universal American Corp.	17,357	212
*,^	Accuray Inc.	25,957	209
*	Greatbatch, Inc.	8,341	205
*	RTI Biologics, Inc.	21,863	204
*	Assisted Living Concepts Inc.	31,721	202
*	Pain Therapeutics, Inc.	20,600	201
*,^	MannKind Corp.	48,643	188
*	CryoLife Inc.	14,000	184
*	Abaxis, Inc.	9,300	183
*	Cyberonics, Inc.	10,700	182
*	Somanetics Corp.	8,283	181

*	Questcor Pharmaceuticals, Inc.	24,622	181
*	Kendle International Inc.	4,000	179
*	Durect Corp.	31,841	178
*	Albany Molecular Research, Inc.	9,711	176
	Computer Programs and Systems, Inc.	5,900	171
*	Cougar Biotechnology Inc.	5,100	170
*	Cypress Bioscience, Inc.	22,777	167
*	GTx, Inc.	8,800	167
*	Emeritus Corp.	6,636	165
*	Enzon Pharmaceuticals, Inc.	22,091	163
*	SurModics, Inc.	5,045	159
*	Abraxis BioScience	2,286	158
*	IRIS International, Inc.	8,800	158
*	Life Sciences Research, Inc.	4,500	157
*	OraSure Technologies, Inc.	31,390	154
*	NPS Pharmaceuticals Inc.	21,546	154
*	Progenics Pharmaceuticals, Inc.	11,436	152
*	Geron Corp.	38,080	150
*	Par Pharmaceutical Cos. Inc.	12,027	148
*	Bio-Reference Laboratories, Inc.	5,044	146
*	Novavax, Inc.	48,922	142
*	Air Methods Corp.	5,000	142
*	Cardiac Science Corp.	13,656	141
*	Molina Healthcare Inc.	4,518	140
*	ICU Medical, Inc.	4,600	140
*	Sangamo BioSciences, Inc.	17,874	138
*	XOMA Ltd.	65,000	136
*	MedAssets, Inc.	7,900	136
*	Omnicell, Inc.	10,300	135
*	Arena Pharmaceuticals, Inc.	27,008	135
*	Odyssey Healthcare, Inc.	13,000	132
*	Nabi Biopharmaceuticals	28,171	131
*,^	Pozen Inc.	12,462	131
*	Nektar Therapeutics	36,276	130
*	Ligand Pharmaceuticals Inc. Class B	44,100	130
*	Allos Therapeutics Inc.	17,548	130
*	Neogen Corp.	4,602	130
*,^	Zymogenetics, Inc.	18,875	126
*	Clinical Data, Inc.	7,800	125
*	RehabCare Group, Inc.	6,832	124
*	Sirona Dental Systems Inc.	5,276	123
*	AndioDynamics, Inc.	7,721	122
*	I-Flow Corp.	13,100	122
*	CorVel Corp.	4,256	122
*	ImmunoGen, Inc.	24,400	120
*	Lexicon Pharmaceuticals Inc.	65,336	116
*	Res-Care, Inc.	6,400	116
*	Akorn, Inc.	22,400	115
*	LHC Group Inc.	4,000	114
	National Healthcare Corp.	2,400	113
*	Capital Senior Living Corp.	14,700	112
*	Genoptix, Inc.	3,400	111
*	Inspire Pharmaceuticals, Inc.	31,113	111
*	MWI Veterinary Supply Inc.	2,800	110
*	Metabolix Inc.	10,084	110

*	US Physical Therapy, Inc.	6,300	109
*	Insulet Corp.	7,700	107
*	Kensey Nash Corp.	3,391	107
*	Neurocrine Biosciences, Inc.	22,534	106
*	Discovery Laboratories, Inc.	56,046	105
*	Noven Pharmaceuticals, Inc.	8,900	104
*	Dyax Corp.	23,597	104
*	Salix Pharmaceuticals, Ltd.	16,058	103
*	Enzo Biochem, Inc.	9,335	103
*	Pharmasset, Inc.	5,100	102
*	Adolor Corp.	29,200	101
*	Orthofix International N.V.	5,401	101
*	Dexcom Inc.	15,800	98
*	Orthovita, Inc.	36,716	95
*	Skilled Healthcare Group Inc.	6,000	95
*	Maxygen Inc.	22,491	95
*	Rochester Medical Corp.	7,086	94
*	Accelrys Inc.	17,107	94
*	Matrixx Initiatives, Inc.	5,100	92
*	Spectranetics Corp.	19,196	89
*	Palomar Medical Technologies, Inc.	6,600	89
*	Vital Images, Inc.	5,700	85
*	Alliance Imaging, Inc.	8,200	84
*	Genomic Health, Inc.	3,700	84
*	Immunomedics Inc.	47,075	84
*	Hooper Holmes, Inc.	63,605	83
*	Continucare Corp.	30,435	81
*	American Dental Partners, Inc.	6,900	81
*	MedCath Corp.	4,499	81
*	Columbia Laboratories Inc.	30,465	80
*	Indevus Pharmaceuticals, Inc.	23,343	78
*	Cerus Corp.	18,474	76
*	Orexigen Therapeutics Inc.	7,000	76
*	TomoTherapy, Inc.	16,297	75
*	Biomimetic Therapeutics, Inc.	6,700	74
*	VNUS Medical Technologies, Inc.	3,500	73
	Psychemedics Corp.	4,980	73
*,^	Stereotaxis Inc.	11,807	71
*	Osiris Therapeutics, Inc.	3,658	71
*	Medical Action Industries Inc.	5,250	69
*	ArQule, Inc.	21,301	69
*	Senomyx, Inc.	15,083	68
*	Cambrex Corp.	10,772	66
*	America Service Group Inc.	6,943	66
*	Endologix, Inc.	32,193	65
*	DepoMed, Inc.	17,306	63
*	BioScrip Inc.	20,408	61
*	HealthTronics Surgical Services, Inc.	20,756	61
*	Idera Pharmaceuticals, Inc.	4,300	60
*	Anadys Pharmaceuticals Inc.	21,879	58
*	Anika Resh Inc.	8,000	58
*	Hythiam Inc.	43,818	57
*	Idenix Pharmaceuticals Inc.	7,399	53
*	ARIAD Pharmaceuticals, Inc.	20,212	50
*	ATS Medical, Inc.	17,226	50

*	StemCells, Inc.	46,900	48
*	Amicas, Inc.	20,076	48
*	SuperGen, Inc.	33,900	48
*	Five Star Quality Care, Inc.	12,771	48
*	Animal Health International, Inc.	5,800	48
*	Triple-S Management Corp.	2,900	47
*	Tercica, Inc.	5,020	45
*	ThermoGenesis Corp.	33,937	42
	Young Innovations, Inc.	2,100	42
*	Emergency Medical Services LP Class A	1,400	42
*	Acadia Pharmaceuticals Inc.	15,540	42
*	Omrix Biopharmaceuticals, Inc.	2,300	41
*	PDI, Inc.	5,100	40
*,^	MiddleBrook Pharmaceuticals Inc.	26,570	40
*	Pharmanet Development Group, Inc.	5,505	40
*	Synovis Life Technologies, Inc.	2,095	39
*	Peregrine Pharmaceuticals, Inc.	118,381	39
*	Exactech, Inc.	1,758	39
*	AVANT Immunotherapeutics, Inc.	3,360	39
*	BioSphere Medical Inc.	10,860	38
*	Rural/Metro Corp.	14,870	38
	LCA-Vision Inc.	8,112	38
*	Theragenics Corp.	11,916	37
*	Aspect Medical Systems, Inc.	6,996	36
*	Monogram Biosciences, Inc.	47,778	36
*	Allion Healthcare Inc.	6,100	36
*	Micrus Endovascular Corp.	2,600	36
*	Cytokinetics, Inc.	7,525	36
*	AVI BioPharma, Inc.	29,300	35
*	Sonic Innovations, Inc.	13,930	35
*	Harvard Bioscience, Inc.	7,434	35
*	Hi-Tech Pharmacal Co., Inc.	3,513	34
*	SciClone Pharmaceuticals, Inc.	30,457	34
*,^	GenVec, Inc.	27,997	34
	Trimeris, Inc.	8,104	32
*	Avigen, Inc.	7,930	32
*	Nighthawk Radiology Holdings, Inc.	4,385	32
*	Osteotech, Inc.	7,187	31
*	Generex Biotechnology Corp.	66,500	31
*	Providence Service Corp.	3,100	30
*	Cutera, Inc.	2,800	30
*	BioLase Technology, Inc.	15,314	29
*	La Jolla Pharmaceutical Co.	25,280	28
*	Cadence Pharmaceuticals, Inc.	3,100	28
*	Obagi Medical Products, Inc.	2,700	27
*	Cantel Medical Corp.	2,800	27
*	Vical, Inc.	12,115	27
^	Cytrx Corp.	51,700	26
*	Telik, Inc.	39,883	26
*	NxStage Medical, Inc.	6,200	26
*	Affymax Inc.	1,314	26
*,^	Hansen Medical Inc.	1,921	26
*	Pharmacyclics, Inc.	12,630	26
*	Minrad International, Inc.	23,000	25
*	Allied Healthcare International Inc.	13,217	25

*	National Dentex Corp.	3,896	24
*	Cynosure Inc.	1,300	23
*	Caliper Life Sciences, Inc.	8,280	23
*	Santarus Inc.	11,122	23
*	Orchid Cellmark, Inc.	7,589	22
*	RadNet, Inc.	5,579	22
*	Icad Inc.	7,000	22
*	Penwest Pharmaceuticals Co.	10,450	22
*	RXi Pharmaceuticals Corp.	2,578	21
*	Clarient, Inc.	11,990	21
*	Aastrom Biosciences, Inc.	83,800	21
*	Optimer Pharmaceuticals Inc.	2,600	21
*	Emageon Inc.	9,495	21
*	Medical Staffing Network Holdings, Inc.	12,378	20
*	Candela Corp.	8,123	20
*	EntreMed, Inc.	53,110	20
*	BioCryst Pharmaceuticals, Inc.	6,000	19
*,^	Cell Genesys, Inc.	31,265	18
*	Alexza Pharmaceuticals, Inc.	3,696	18
*	Curis, Inc.	15,270	18
*	CPEX Pharmaceuticals, Inc.	940	18
*	Orthologic Corp.	20,010	18
*	BMP Sunstone Corp.	2,537	18
*	Emisphere Technologies, Inc.	8,800	17
*	Corcept Therapeutics Inc.	13,426	17
*	EPIX Pharmaceuticals Inc.	15,992	16
*	Pharmacopeia Drug Discovery Inc.	11,027	16
*	Nuvelo, Inc.	35,718	16
*	Strategic Diagnostics Inc.	9,612	16
*	Hollis-Eden Pharmaceuticals, Inc.	12,818	16
*	Poniard Pharmaceuticals, Inc.	3,573	15
*	Caraco Pharmaceutical Laboratories, Ltd.	1,200	15
*	Antigenics, Inc.	8,912	14
*	Javelin Pharmaceuticals, Inc.	5,076	13
*	Hemispherx Biopharma, Inc.	35,200	13
*	SRI/Surgical Express, Inc.	3,833	12
*	CuraGen Corp.	15,252	12
*	Micromet, Inc.	2,674	12
*	Infinity Pharmaceuticals, Inc.	1,525	12
*	deCODE genetics, Inc.	30,173	12
*	Insmed Inc.	22,150	11
*	NMT Medical, Inc.	3,531	11
*	STAAR Surgical Co.	2,300	10
	Atrion Corp.	100	10
	Merge Healthcare Inc.	9,681	10
*	Repligen Corp.	2,000	9
*	Ista Pharmaceuticals Inc.	5,337	8
*	Oscient Pharmaceuticals Corp.	7,381	8
*	Neose Technologies, Inc.	24,574	8
*	Oxigene, Inc.	6,748	7
*	Altus Pharmaceuticals, Inc.	6,684	7
*,^	Nanogen, Inc.	26,400	7
*	Panacos Pharmaceuticals Inc.	23,595	7
*	Avanir Pharmaceuticals Class A	12,100	7
*	CardioDynamics International Corp.	4,773	7

*	ADVENTRX Pharmaceuticals, Inc.	35,400	7
*	Biodel Inc.	2,000	7
*	Exact Sciences Corp.	7,166	7
*	Dynavax Technologies Corp.	4,363	6
*	Insite Vision, Inc.	12,200	6
*	Arrowhead Research Corp.	5,498	6
*	Alphatec Holdings, Inc.	1,200	6
*	SCOLR Pharma Inc.	6,600	5
*	GTC Biotherapeutics, Inc.	13,981	5
*	Synta Pharmaceuticals Corp.	600	5
*	IVAX Diagnostics, Inc.	8,700	5
*,^	AtheroGenics, Inc.	12,745	4
*	Titan Pharmaceuticals, Inc.	20,271	4
*	Immtech Pharmaceuticals Inc.	7,148	4
*	Combinatorx, Inc.	1,300	4
*	Northstar Neuroscience, Inc.	2,700	4
*	Threshold Pharmaceuticals, Inc.	3,004	4
*	AspenBio Pharma, Inc.	600	4
*	Hana Biosciences, Inc.	6,238	4
*	NitroMed, Inc.	8,000	4
*	Fonar Corp.	3,106	4
*	Keryx Biopharmaceuticals, Inc.	10,400	4
*	Vanda Parmaceuticals, Inc.	3,600	4
*	MDRNA Inc.	9,000	4
*	OncoGenex Pharmaceutical Inc.	811	3
*	Mediware Information Systems, Inc.	500	3
*	DUSA Pharmaceuticals, Inc.	2,300	3
*	Zila Inc.	1,878	2
*	Genaera Corp.	4,494	2
*	Genelabs Technologies, Inc.	5,200	2
*	Northfield Laboratories, Inc.	7,900	2
*	Neurogen Corp.	7,920	2
*	NeoPharm, Inc.	8,114	2
*	Epicept Corp.	1,913	2
*	Ore Pharmaceuticals, Inc.	2,240	2
*	Anesiva, Inc.	1,135	2
*	Dialysis Corp. of America	200	2
*	TorreyPines Therapeutics Inc.	2,925	1
*	Digirad Corp.	1,200	1
*	Introgen Therapeutics, Inc.	2,000	1
*,^	Cell Therapeutics, Inc.	1,543	1
*	Neurometrix Inc.	1,000	1
*	Novamed, Inc.	200	1
*	Targeted Genetics Corp.	2,245	1
*	Lipid Sciences, Inc.	5,949	1
*	Critical Therapeutics, Inc.	3,000	1
*	Inhibitex Inc.	1,400	1
*	Neurobiological Technolgoies, Inc.	776	—
*	Pharmos Corp.	1,320	—
*	Palatin Technologies, Inc.	1,600	—
*	Biopure Corp.	290	—
*	North American Scientific, Inc.	100	—
			674,731
Industrials (6.9%)
	General Electric Co.	4,051,614	103,316

	United Technologies Corp.	375,858	22,574
	3M Co.	271,970	18,578
	United Parcel Service, Inc.	278,821	17,535
	The Boeing Co.	290,242	16,645
	Lockheed Martin Corp.	140,012	15,355
	Caterpillar, Inc.	250,133	14,908
	Union Pacific Corp.	201,342	14,327
	Burlington Northern Santa Fe Corp.	140,215	12,960
	Emerson Electric Co.	317,402	12,947
	Honeywell International Inc.	286,380	11,899
	General Dynamics Corp.	137,711	10,138
	Norfolk Southern Corp.	152,815	10,118
	FedEx Corp.	119,810	9,470
	Raytheon Co.	170,918	9,146
	CSX Corp.	164,554	8,980
	Deere & Co.	175,220	8,673
	Northrop Grumman Corp.	132,158	8,001
	Illinois Tool Works, Inc.	170,049	7,559
	Danaher Corp.	103,636	7,192
	Tyco International, Ltd.	201,534	7,058
	Waste Management, Inc.	199,509	6,283
	PACCAR, Inc.	141,043	5,386
	L-3 Communications Holdings, Inc.	49,921	4,908
	Precision Castparts Corp.	56,701	4,467
	Southwest Airlines Co.	297,514	4,317
	Ingersoll-Rand Co.	129,355	4,032
	Fluor Corp.	72,120	4,017
	ITT Industries, Inc.	70,182	3,903
	Parker Hannifin Corp.	68,224	3,616
	Eaton Corp.	63,589	3,572
	C.H. Robinson Worldwide Inc.	69,367	3,535
	Cummins Inc.	78,500	3,432
	Rockwell Collins, Inc.	65,409	3,146
	Dover Corp.	77,042	3,124
*	First Solar, Inc.	16,279	3,075
	Expeditors International of Washington, Inc.	86,782	3,023
	Textron, Inc.	101,388	2,969
	Cooper Industries, Inc. Class A	70,738	2,826
	Pitney Bowes, Inc.	84,441	2,808
	Masco Corp.	149,978	2,691
*	Jacobs Engineering Group Inc.	49,540	2,691
	Fastenal Co.	51,546	2,546
*	McDermott International, Inc.	92,100	2,353
	W.W. Grainger, Inc.	26,443	2,300
	Republic Services, Inc. Class A	73,962	2,217
	The Dun & Bradstreet Corp.	22,726	2,144
	Rockwell Automation, Inc.	56,743	2,119
	Goodrich Corp.	50,925	2,118
*	Foster Wheeler Ltd.	58,652	2,118
	R.R. Donnelley & Sons Co.	86,306	2,117
	Flowserve Corp.	23,440	2,081
	Roper Industries Inc.	36,422	2,075
*	Stericycle, Inc.	35,062	2,065
	Joy Global Inc.	43,875	1,981
*	Iron Mountain, Inc.	77,659	1,896

*	Quanta Services, Inc.	69,772	1,885
	Equifax, Inc.	52,687	1,815
	Ametek, Inc.	43,369	1,768
*	Allied Waste Industries, Inc.	158,222	1,758
	Avery Dennison Corp.	38,999	1,735
	Pall Corp.	49,900	1,716
	SPX Corp.	21,748	1,675
	Cintas Corp.	56,247	1,615
*	AGCO Corp.	37,303	1,589
	Robert Half International, Inc.	61,415	1,520
*	FTI Consulting, Inc.	20,480	1,479
	Ryder System, Inc.	23,550	1,460
*	Kansas City Southern	31,750	1,408
	Manpower Inc.	32,436	1,400
	Bucyrus International, Inc.	30,650	1,369
	Pentair, Inc.	38,360	1,326
	DRS Technologies, Inc.	17,054	1,309
	Harsco Corp.	34,446	1,281
*	Alliant Techsystems, Inc.	13,570	1,275
*	Corrections Corp. of America	51,022	1,268
*	URS Corp.	34,531	1,266
*	Terex Corp.	41,300	1,260
	Donaldson Co., Inc.	28,777	1,206
*	Covanta Holding Corp.	50,353	1,205
*	Copart, Inc.	30,724	1,168
	SunPower Corp. Class B	16,594	1,146
	The Brink's Co.	18,656	1,138
	Lincoln Electric Holdings, Inc.	17,600	1,132
*,^	SunPower Corp. Class A	15,800	1,121
	J.B. Hunt Transport Services, Inc.	33,190	1,108
	KBR Inc.	69,600	1,063
*	Shaw Group, Inc.	34,306	1,054
	IDEX Corp.	33,753	1,047
*	Waste Connections, Inc.	30,030	1,030
*	AMR Corp.	102,276	1,004
*	Energy Conversion Devices, Inc.	16,706	973
	Wabtec Corp.	18,814	964
	Landstar System, Inc.	21,875	964
	The Timken Co.	33,995	964
*	Thomas & Betts Corp.	24,032	939
*	Delta Air Lines Inc.	121,575	906
	Graco, Inc.	25,191	897
	Woodward Governor Co.	25,100	885
	Watson Wyatt & Co. Holdings	17,600	875
	Trinity Industries, Inc.	33,588	864
	Kennametal, Inc.	31,682	859
	Curtiss-Wright Corp.	18,568	844
	MSC Industrial Direct Co., Inc. Class A	18,254	841
	Con-way, Inc.	19,026	839
	The Manitowoc Co., Inc.	53,948	839
*	Kirby Corp.	21,400	812
*	Teledyne Technologies, Inc.	13,711	784
*	General Cable Corp.	21,852	779
*	USG Corp.	30,400	778
*	Owens Corning Inc.	32,197	770
	Carlisle Co., Inc.	25,412	762
*	Gardner Denver Inc.	21,792	757
*	Continental Airlines, Inc. Class B	44,689	745
	Alexander & Baldwin, Inc.	16,929	745
	GATX Corp.	18,801	744
	CLARCOR Inc.	19,575	743
	Brady Corp. Class A	20,762	732
*	EMCOR Group, Inc.	27,600	726
	Acuity Brands, Inc.	17,012	710
	Hubbell Inc. Class B	20,249	710
*	Monster Worldwide Inc.	46,603	695
*	Spirit Aerosystems Holdings Inc.	42,010	675
*	Moog Inc.	15,700	673
*	Aecom Technology Corp.	26,904	658
	Lennox International Inc.	19,605	652
	IKON Office Solutions, Inc.	38,302	652
	UTI Worldwide, Inc.	37,428	637
*	GrafTech International Ltd.	42,098	636
	Valmont Industries, Inc.	7,657	633
	The Toro Co.	15,300	632
*	BE Aerospace, Inc.	39,192	620
	Nordson Corp.	12,364	607

*	Clean Harbors Inc.	8,875	599
	Belden Inc.	18,425	586
*	Tetra Tech, Inc.	24,338	586
	Crane Co.	19,597	582
*	Hub Group, Inc.	15,426	581
	Actuant Corp.	22,960	580
*	Orbital Sciences Corp.	24,100	578
*	WESCO International, Inc.	17,625	567
	Herman Miller, Inc.	23,087	565
	Regal-Beloit Corp.	13,100	557
*	Hexcel Corp.	39,200	537
*	ESCO Technologies Inc.	10,900	525
	Kaydon Corp.	11,288	509
	Watsco, Inc.	10,100	508
	Granite Construction Co.	13,877	497
	Baldor Electric Co.	17,219	496
*	Esterline Technologies Corp.	12,400	491
*	Genesee & Wyoming Inc. Class A	12,939	485
	Mine Safety Appliances Co.	12,502	477
*	United Stationers, Inc.	9,919	474
*	Hertz Global Holdings Inc.	61,300	464
*,^	American Superconductor Corp.	19,108	450
*	Geo Group Inc.	21,700	439
	The Corporate Executive Board Co.	13,945	436
^	Simpson Manufacturing Co.	16,000	433
	Knight Transportation, Inc.	25,465	432
*	Huron Consulting Group Inc.	7,565	431
	Otter Tail Corp.	13,968	429
^	HNI Corp.	16,735	424
	UAL Corp.	47,802	420
	Applied Industrial Technology, Inc.	15,589	420
*	II-VI, Inc.	10,800	418
	Heartland Express, Inc.	26,718	415
	ABM Industries Inc.	18,950	414
	Oshkosh Truck Corp.	31,168	410
*	Resources Connection, Inc.	18,200	410
*	Navigant Consulting, Inc.	20,478	407
	Werner Enterprises, Inc.	18,677	405
*	MPS Group, Inc.	40,151	405
	Barnes Group, Inc.	19,604	396
	Skywest, Inc.	24,300	388
*	TransDigm Group, Inc.	11,300	387
*	Ceradyne, Inc.	10,546	387
*	The Middleby Corp.	6,902	375
*	Korn/Ferry International	21,000	374
*	JetBlue Airways Corp.	73,551	364
	Robbins & Myers, Inc.	11,600	359
	Genco Shipping and Trading Ltd.	10,708	356
	Mueller Industries Inc.	15,129	348
*	CoStar Group, Inc.	7,617	346
	Kaman Corp. Class A	11,851	338
*	Chart Industries, Inc.	11,717	335
*	EnPro Industries, Inc.	8,819	328

*	Old Dominion Freight Line, Inc.	11,450	324
	Lindsay Manufacturing Co.	4,350	316
*	Alaska Air Group, Inc.	15,478	316
	Deluxe Corp.	21,837	314
*	TrueBlue, Inc.	19,304	312
	Forward Air Corp.	11,453	312
	Briggs & Stratton Corp.	18,996	307
*	AAR Corp.	18,200	302
	Watts Water Technologies, Inc.	10,711	293
	CIRCOR International, Inc.	6,700	291
*	EnerSys	14,680	289
	EnergySolutions	28,900	289
	Triumph Group, Inc.	6,306	288
	Rollins, Inc.	15,150	288
	Arkansas Best Corp.	8,500	286
*	United Rentals, Inc.	18,680	285
	Franklin Electric, Inc.	6,300	281
	Titan International, Inc.	13,125	280
	Administaff, Inc.	10,100	275
*	YRC Worldwide, Inc.	22,350	267
*	Polypore International Inc.	12,400	267
	Eagle Bulk Shipping Inc.	19,133	267
*	Layne Christensen Co.	7,508	266
*	Perini Corp.	10,300	266
*	American Reprographics Co.	15,057	260
	Healthcare Services Group, Inc.	14,142	259
*	Sykes Enterprises, Inc.	11,567	254
	Ameron International Corp.	3,500	251
*	US Airways Group Inc.	41,460	250
	A.O. Smith Corp.	6,345	249
*	RBC Bearings Inc.	7,377	249
	Macquarie Infrastructure Co. LLC	18,800	248
*	Mobile Mini, Inc.	12,800	247
	Aircastle Ltd.	24,926	247
	Comfort Systems USA, Inc.	18,300	244
	Quanex Building Products Corp.	15,990	244
	Knoll, Inc.	16,100	243
	Gorman-Rupp Co.	6,452	243
	Armstrong Worldwide Industries, Inc.	8,356	241
	Tennant Co.	6,900	236
	Albany International Corp.	8,522	233
*	Astec Industries, Inc.	7,478	231
*	NCI Building Systems, Inc.	7,200	229
*	School Specialty, Inc.	7,299	228
*	Avis Budget Group, Inc.	39,293	226
*	American Commercial Lines Inc.	21,122	225
	Raven Industries, Inc.	5,700	224
	Federal Signal Corp.	16,353	224
	Seaboard Corp.	177	222
	Heidrick & Struggles International, Inc.	7,300	220
*	The Advisory Board Co.	7,291	220
*	Evergreen Solar, Inc.	39,707	219
	Pacer International, Inc.	13,300	219
*	Beacon Roofing Supply, Inc.	13,950	218
	Mueller Water Products, Inc.	33,273	216

	G & K Services, Inc. Class A	6,539	216
	Steelcase Inc.	20,026	215
*	Axsys Technologies, Inc.	3,600	212
*	Dycom Industries, Inc.	16,290	212
*	CBIZ Inc.	25,023	212
	Viad Corp.	7,247	209
*	M&F Worldwide Corp.	5,100	204
*	RSC Holdings Inc.	17,900	203
*	Mastec Inc.	15,275	203
*	Altra Holdings Inc.	13,700	202
	Interface, Inc.	17,743	202
*	Atlas Air Worldwide Holdings, Inc.	5,000	202
*	Innerworkings, Inc.	18,129	201
*	FuelCell Energy, Inc.	32,618	197
	Universal Forest Products, Inc.	5,619	196
	McGrath RentCorp	6,800	196
*	Gehl Co.	6,650	196
*	Furmanite Corp.	18,697	195
*	Columbus McKinnon Corp.	8,237	194
*	Team, Inc.	5,136	186
*	Exponent, Inc.	5,516	183
*	Interline Brands, Inc.	11,204	182
*	Argon ST, Inc.	7,695	181
	American Science & Engineering, Inc.	3,000	179
	NACCO Industries, Inc. Class A	1,891	179
	Badger Meter, Inc.	3,800	178
	Apogee Enterprises, Inc.	11,700	176
	Cascade Corp.	4,000	175
*	Kadant Inc.	7,610	173
*	GeoEye Inc.	7,768	172
*	Titan Machinery, Inc.	8,200	171
*,^	Fuel-Tech N.V.	9,400	170
*	GenCorp, Inc.	24,600	166
	Great Lakes Dredge & Dock Co.	25,681	162
	Kimball International, Inc. Class B	14,764	159
*	Kforce Inc.	15,451	158
	Tredegar Corp.	8,855	158
*	Griffon Corp.	17,391	157
	Xerium Technologies Inc.	24,262	156
	AAON, Inc.	8,530	155
	Ennis, Inc.	10,009	155
*	Taser International Inc.	21,500	154
	Gibraltar Industries Inc.	8,200	153
*	Cenveo Inc.	19,801	152
*	Cornell Cos., Inc.	5,600	152
*	Acco Brands Corp.	19,708	149
	Sauer-Danfoss, Inc.	6,000	148
	HEICO Corp.	4,500	148
	Cubic Corp.	6,000	148
*	Allegiant Travel Co.	4,151	147
	Wabash National Corp.	15,450	146
*	Blount International, Inc.	12,937	144
*	Amerco, Inc.	3,428	144
*	H&E Equipment Services, Inc.	14,693	142
*	AZZ Inc.	3,400	141

	Kelly Services, Inc. Class A	7,300	139
	Ducommun, Inc.	5,800	138
	Freightcar America Inc.	4,715	138
*	John Bean Technologies Corp.	10,901	138
*	Celadon Group Inc.	11,625	133
*	Insituform Technologies Inc. Class A	8,800	132
*	Northwest Pipe Co.	2,950	129
*	Waste Services, Inc.	17,332	128
	Bowne & Co., Inc.	11,100	128
*	Casella Waste Systems, Inc.	10,781	127
*	DynCorp International Inc. Class A	7,549	127
*	Spherion Corp.	25,899	126
*	Republic Airways Holdings Inc.	12,314	125
*	Consolidated Graphics, Inc.	4,100	124
	Encore Wire Corp.	6,850	124
*	Odyssey Marine Exploration, Inc.	27,164	123
	CDI Corp.	5,500	123
	American Ecology Corp.	4,400	122
*	Hill International Inc.	8,700	120
*	Marten Transport, Ltd.	6,150	120
*	Hawaiian Holdings, Inc.	12,800	119
*,^	Valence Technology Inc.	34,365	119
*	3D Systems Corp.	8,104	115
*,^	Capstone Turbine Corp.	88,276	114
	Standex International Corp.	4,100	114
*	Sterling Construction Co., Inc.	6,900	112
*	Dynamex Inc.	3,900	111
*	Metalico, Inc.	18,800	111
*	Herley Industries Inc.	6,452	110
	Aceto Corp.	11,107	107
	Met-Pro Corp.	7,266	106
*	Powell Industries, Inc.	2,532	103
*	Force Protection, Inc.	38,136	102
*	Pike Electric Corp.	6,910	102
	Houston Wire & Cable Co.	5,900	101
*	CRA International Inc.	3,678	101
	Ampco-Pittsburgh Corp.	3,900	101
	The Greenbrier Cos., Inc.	5,100	99
*	Perma-Fix Environmental Services, Inc.	47,558	99
	NN, Inc.	7,480	96
*	Lydall, Inc.	9,942	96
	TAL International Group, Inc.	4,590	96
^	American Woodmark Corp.	4,185	94
*	AirTran Holdings, Inc.	38,600	94
*,^	C & D Technologies, Inc.	16,400	93
*	Rush Enterprises, Inc. Class A	7,250	93
	Horizon Lines Inc.	9,400	93
*	Kratos Defense & Security Inc.	47,029	93
	Diamond Management and Technology Consultants,Inc.	19,676	92
*,^	Protection One, Inc.	10,424	92
*	Power-One, Inc.	62,357	90
	Alamo Group, Inc.	5,242	89
*	PeopleSupport Inc.	7,600	89
*	Trex Co., Inc.	4,900	89

*	Flow International Corp.	17,400	88
*	L.B. Foster Co. Class A	2,900	88
*	Aerovironment Inc.	2,700	86
	Dynamic Materials Corp.	3,700	86
*	Tecumseh Products Co. Class A	3,423	86
*	Hudson Highland Group, Inc.	12,330	86
*	Stanley Inc.	2,300	85
*	TurboChef Technologies, Inc.	13,400	82
*	Ladish Co., Inc.	4,000	81
	Sun Hydraulics Corp.	3,100	81
*	GP Strategies Corp.	10,600	81
	Insteel Industries, Inc.	5,800	79
*	Park-Ohio Holdings Corp.	4,400	79
*	K-Tron International, Inc	600	77
*	Magnatek, Inc.	19,000	77
*	COMSYS IT Partners Inc.	7,856	76
	HEICO Corp. Class A	2,704	76
	Applied Signal Technology, Inc.	4,300	75
*	PMFG Inc.	5,000	72
*	Willis Lease Finance Corp.	6,289	70
	Multi-Color Corp.	2,887	69
*	Ultralife Corp.	8,800	68
	Courier Corp.	3,348	68
*	Saia, Inc.	5,051	67
	Vicor Corp.	7,479	66
*	On Assignment, Inc.	8,300	65
*,^	Builders FirstSource, Inc.	10,869	65
*	Intersections Inc.	7,870	64
*	Acacia Research - Acacia Technologies	21,031	64
	Schawk, Inc.	4,100	62
*	TBS International Ltd.	4,500	61
	Bluelinx Holdings Inc.	11,400	60
	Graham Corp.	1,100	59
	Mueller Water Products, Inc. Class A	6,601	59
	Lawson Products, Inc.	2,138	59
*	Volt Information Sciences Inc.	6,300	57
	The Standard Register Co.	5,676	56
	Quixote Corp.	6,748	55
*	United Capital Corp.	2,064	55
*	Plug Power, Inc.	50,938	50
	LSI Industries Inc.	6,007	50
	Todd Shipyards Corp.	3,676	50
*	TriMas Corp.	7,500	49
*	LMI Aerospace, Inc.	2,400	48
	Preformed Line Products Co.	823	48
*	DXP Enterprises Inc	900	48
*	Miller Industries, Inc.	6,446	48
*,^	Advanced Battery Technologies Inc.	14,700	47
*	PowerSecure International, Inc.	7,800	47
	Textainer Group Holdings Ltd.	3,100	47
*	WCA Waste Corp.	9,763	46
*	Michael Baker Corp.	1,300	45
*,^	Microvision, Inc.	23,195	45
*	Commercial Vehicle Group Inc.	6,012	43
*	Standard Parking Corp.	1,900	42

*	USA Truck, Inc.	2,600	41
	L.S. Starrett Co. Class A	2,200	41
*	P.A.M. Transportation Services, Inc.	3,663	40
*	LECG Corp.	4,969	40
*	Fushi Copperweld, Inc.	4,000	39
*	Integrated Electrical Services, Inc.	2,100	37
*	La Barge, Inc.	2,400	36
*	ICT Group, Inc.	4,456	36
	Paragon Shipping, Inc.	4,200	36
	American Railcar Industries, Inc.	2,200	35
*	International Shipholding Corp.	1,442	32
*	Duff & Phelps Corp.	1,500	32
	Innovative Solutions and Support, Inc.	5,724	31
*,^	Medis Technology Ltd.	16,600	30
*	Pinnacle Airlines Corp.	7,373	29
*	Applied Energetics, Inc.	34,281	29
*	TRC Cos., Inc.	8,800	27
*	Astronics Corp.	1,200	27
*	Quality Distribution Inc.	6,326	27
	Virco Manufacturing Corp.	7,736	27
*	Huttig Building Products, Inc.	12,622	26
	Frozen Food Express Industries, Inc.	4,700	25
	Hardinge, Inc.	2,000	25
	Barrett Business Services, Inc.	1,900	25
*	Paragon Technologies, Inc.	5,095	24
*	Accuride Corp.	15,122	24
*	SL Industries, Inc.	1,700	23
*	Tecumseh Products Co. Class B	1,000	22
*	Innotrac Corp.	5,748	22
	Twin Disc, Inc.	1,600	22
	Superior Uniform Group, Inc.	2,008	21
*	Hurco Cos., Inc.	700	21
*	EnerNOC Inc.	2,000	21
*	Flanders Corp.	3,100	20
*	Active Power, Inc.	31,013	18
	Omega Flex Inc.	810	18
*	Raytheon Co. Warrants Exp. 6/16/11	1,046	18
*	APAC Teleservices, Inc.	8,134	17
*	Dollar Thrifty Automotive Group, Inc.	8,500	16
*	PRG-Schultz International, Inc.	1,681	15
*	Universal Truckload Services, Inc.	600	15
*	Rush Enterprises, Inc. Class B	1,149	14
*	Nashua Corp.	1,786	14
*	Covenant Transport, Inc.	4,806	14
*	Air Transport Services Group Inc.	13,274	10
*	First Advantage Corp. Class A	617	9
*	AMREP Corp.	200	8
*	Spherix Inc.	11,116	8
*	The Allied Defense Group, Inc.	1,100	7
*	ICF International, Inc.	300	6
	Building Materials Holding Corp.	12,100	6
*	Arotech Corp.	4,507	5
*	Mesa Air Group Inc.	13,000	4
	Sypris Solutions, Inc.	2,100	3
*	ExpressJet Holdings, Inc.	13,050	2

*	UQM Technologies, Inc.	600	2
*	Aerosonic Corp.	730	2
*	BMC Industries, Inc.	29,237	—
			594,104
Information Technology (9.7%)
	Microsoft Corp.	3,407,154	90,937
	International Business Machines Corp.	558,309	65,300
*	Cisco Systems, Inc.	2,401,160	54,170
	Hewlett-Packard Co.	1,002,143	46,339
	Intel Corp.	2,328,307	43,609
*	Apple Inc.	358,370	40,732
*	Google Inc.	96,985	38,844
*	Oracle Corp.	1,675,268	34,025
	QUALCOMM Inc.	658,038	28,276
*	Dell Inc.	739,403	12,185
	Texas Instruments, Inc.	537,685	11,560
	Visa Inc.	182,135	11,181
*	eBay Inc.	454,873	10,180
*	EMC Corp.	840,305	10,050
	Corning, Inc.	640,188	10,013
*	Yahoo! Inc.	532,198	9,207
	Accenture Ltd.	240,466	9,138
	Automatic Data Processing, Inc.	210,794	9,011
*	Adobe Systems, Inc.	216,256	8,536
	Applied Materials, Inc.	550,291	8,326
	Western Union Co.	300,829	7,421
*	Symantec Corp.	341,567	6,688
	Motorola, Inc.	916,725	6,545
	Tyco Electronics Ltd.	202,287	5,595
	MasterCard, Inc. Class A	29,800	5,284
*	Electronic Arts Inc.	129,520	4,791
*	Juniper Networks, Inc.	213,414	4,497
*	Agilent Technologies, Inc.	148,452	4,403
	Paychex, Inc.	131,834	4,354
	Xerox Corp.	365,494	4,214
*	Intuit, Inc.	123,960	3,918
*	Activision Blizzard, Inc.	239,714	3,699
*	Broadcom Corp.	181,518	3,382
	CA, Inc.	167,123	3,336
*	Fiserv, Inc.	66,674	3,155
	Analog Devices, Inc.	117,941	3,108
*	Autodesk, Inc.	90,917	3,050
	Amphenol Corp.	71,368	2,865
	Linear Technology Corp.	90,184	2,765
*	Cognizant Technology Solutions Corp.	117,508	2,683
	Xilinx, Inc.	113,523	2,662
*	MEMC Electronic Materials, Inc.	92,582	2,616
*	NetApp, Inc.	139,658	2,546
	Harris Corp.	54,796	2,532
	Altera Corp.	121,910	2,521
*	Computer Sciences Corp.	61,508	2,468
*	Sun Microsystems, Inc.	317,846	2,416
*	Flextronics International Ltd.	340,026	2,407
	Seagate Technology	197,054	2,388
*	NVIDIA Corp.	214,277	2,295

*	McAfee Inc.	65,542	2,226
*	BMC Software, Inc.	77,651	2,223
	Microchip Technology, Inc.	75,207	2,213
	KLA-Tencor Corp.	69,137	2,188
*	VeriSign, Inc.	79,184	2,065
*	Alliance Data Systems Corp.	32,271	2,045
*	FLIR Systems, Inc.	53,050	2,038
*	salesforce.com, inc.	41,600	2,013
*	Marvell Technology Group Ltd.	207,700	1,932
*	Western Digital Corp.	90,035	1,920
*	Citrix Systems, Inc.	74,660	1,886
*	Affiliated Computer Services, Inc. Class A	36,537	1,850
*	SanDisk Corp.	91,358	1,786
	National Semiconductor Corp.	98,715	1,699
*	LAM Research Corp.	50,851	1,601
*	SAIC, Inc.	75,019	1,518
*	Avnet, Inc.	61,176	1,507
*	NCR Corp.	68,271	1,505
	Fidelity National Information Services, Inc.	79,379	1,465
	Global Payments Inc.	32,448	1,456
*	Teradata Corp.	73,171	1,427
*	Mettler-Toledo International Inc.	14,237	1,395
*	LSI Corp.	259,412	1,390
*	Arrow Electronics, Inc.	50,072	1,313
*	Advanced Micro Devices, Inc.	249,931	1,312
*	Hewitt Associates, Inc.	35,904	1,308
*	ANSYS, Inc.	34,335	1,300
*	Trimble Navigation Ltd.	49,738	1,286
*	Lexmark International, Inc.	38,975	1,269
*	Micron Technology, Inc.	309,847	1,255
*	Itron, Inc.	14,038	1,243
	Lender Processing Services, Inc.	39,639	1,210
*	Akamai Technologies, Inc.	68,812	1,200
*	Red Hat, Inc.	78,127	1,177
*	Synopsys, Inc.	58,296	1,163
	Total System Services, Inc.	68,980	1,131
	Molex, Inc.	48,516	1,089
*	ON Semiconductor Corp.	154,940	1,047
*	Compuware Corp.	107,915	1,046
*	Foundry Networks, Inc.	56,871	1,036
*	CommScope, Inc.	28,798	998
*	Sybase, Inc.	32,552	997
*	Ingram Micro, Inc. Class A	61,962	996
	FactSet Research Systems Inc.	18,814	983
*	Equinix, Inc.	13,772	957
*	DST Systems, Inc.	17,008	952
*	Brocade Communications Systems, Inc.	156,211	909
*	MICROS Systems, Inc.	33,900	904
	Broadridge Financial Solutions LLC	57,973	892
	Diebold, Inc.	26,752	886
*	Parametric Technology Corp.	47,068	866
*	Nuance Communications, Inc.	70,205	856
	Intersil Corp.	51,178	849
*	QLogic Corp.	55,160	847
*	Polycom, Inc.	36,539	845

*	Microsemi Corp.	32,829	836
*	HLTH Corp.	72,133	824
*	Novellus Systems, Inc.	41,322	812
*	F5 Networks, Inc.	33,391	781
*	JDS Uniphase Corp.	91,483	774
*	Varian Semiconductor Equipment Associates, Inc.	30,665	770
*	SINA.com	21,718	764
*	Cree, Inc.	33,366	760
*	Zebra Technologies Corp. Class A	27,206	758
*	Convergys Corp.	50,269	743
*	Solera Holdings, Inc.	25,767	740
*	Novell, Inc.	143,287	737
*	Anixter International Inc.	12,342	734
	National Instruments Corp.	24,378	733
*	Dolby Laboratories Inc.	20,756	730
*	Metavante Technologies	37,407	720
*	Cadence Design Systems, Inc.	105,033	710
	Jabil Circuit, Inc.	73,566	702
*	IAC/InterActiveCorp	39,454	683
*	Macrovision Solutions Corp.	43,035	662
*	PMC Sierra Inc.	89,000	660
*	Tech Data Corp.	22,059	658
	Jack Henry & Associates Inc.	32,196	655
*	Concur Technologies, Inc.	17,100	654
*	Perot Systems Corp.	37,200	645
*	NeuStar, Inc. Class A	32,295	642
*	Tellabs, Inc.	157,169	638
*	CACI International, Inc.	12,300	616
*	Gartner, Inc. Class A	27,153	616
*	Sohu.com Inc.	10,846	605
*	Atmel Corp.	173,497	588
*	Silicon Laboratories Inc.	18,992	583
*	International Rectifier Corp.	30,529	581
*	TIBCO Software Inc.	78,284	573
*	Atheros Communications, Inc.	24,255	572
*	VistaPrint Ltd.	17,249	566
*	Teradyne, Inc.	72,319	565
*	Skyworks Solutions, Inc.	67,282	562
*	Integrated Device Technology Inc.	70,316	547
	Take-Two Interactive Software, Inc.	32,100	526
*	ManTech International Corp.	8,600	510
*	Comtech Telecommunications Corp.	10,250	505
*	Blackboard Inc.	12,498	504
*	Digital River, Inc.	15,408	499
*	Ariba, Inc.	35,034	495
*	Rambus Inc.	38,503	495
*	Informatica Corp.	36,462	474
*	VMware Inc.	17,700	472
	Fair Isaac, Inc.	20,447	472
	ADTRAN Inc.	24,091	470
*	Wright Express Corp.	15,874	469
	Plantronics, Inc.	20,772	468
*	VeriFone Holdings, Inc.	28,256	467
*	Vishay Intertechnology, Inc.	70,563	467
*	Fairchild Semiconductor International, Inc.	52,386	466

*	3Com Corp.	198,315	462
*	InterDigital, Inc.	18,845	453
*	Progress Software Corp.	17,300	450
*	j2 Global Communications, Inc.	18,508	432
*	CyberSource Corp.	26,801	432
*	EchoStar Corp.	17,831	430
*	Omniture, Inc.	23,015	423
*	Websense, Inc.	18,900	422
*	Mentor Graphics Corp.	37,055	421
*	L-1 Identity Solutions Inc.	27,486	420
*	ValueClick, Inc.	40,690	416
*	Unisys Corp.	149,202	410
*	Synaptics Inc.	13,540	409
*	ADC Telecommunications, Inc.	48,325	408
*	SRA International, Inc.	17,900	405
*	Verigy Ltd.	24,812	404
*	Intermec, Inc.	20,424	401
*	Benchmark Electronics, Inc.	28,315	399
*	Arris Group Inc.	50,918	394
	Acxiom Corp.	31,367	393
*	Avid Technology, Inc.	16,206	390
*	Rofin-Sinar Technologies Inc.	12,728	390
*	Harmonic, Inc.	46,088	389
*	EarthLink, Inc.	45,053	383
*	MKS Instruments, Inc.	19,153	381
*	Emulex Corp.	35,459	378
*	Avocent Corp.	18,425	377
*	Lawson Software, Inc.	53,401	374
*	Ciena Corp.	36,644	369
*	Infinera Corp.	38,440	368
*	Plexus Corp.	17,704	366
*	Wind River Systems Inc.	36,214	362
*	FEI Co.	14,900	355
*	TiVo Inc.	47,650	349
*	Semtech Corp.	24,893	348
*	Quest Software, Inc.	27,122	344
*	Net 1 UEPS Technologies, Inc.	15,410	344
*	Sonus Networks, Inc.	119,323	344
*	Tekelec	24,511	343
	Blackbaud, Inc.	18,381	339
	Cognex Corp.	16,542	334
*	FormFactor Inc.	18,700	326
*	Genpact, Ltd.	31,219	324
*	Cypress Semiconductor Corp.	61,603	322
*	Cabot Microelectronics Corp.	10,007	321
*	Checkpoint Systems, Inc.	17,000	320
*	THQ Inc.	26,382	318
*	RF Micro Devices, Inc.	106,766	312
*	Cymer, Inc.	12,141	308
*	Tessera Technologies, Inc.	18,481	302
*	Sanmina-SCI Corp.	215,022	301
*	Electronics for Imaging, Inc.	21,460	299
*	Amkor Technology, Inc.	46,486	296
	Quality Systems, Inc.	6,800	287
*	CSG Systems International, Inc.	16,349	287

*	Advent Software, Inc.	8,119	286
*	ScanSource, Inc.	9,900	285
*	TriQuint Semiconductor, Inc.	59,389	284
	Imation Corp.	12,478	282
	United Online, Inc.	29,538	278
*	Rogers Corp.	7,300	270
*	Euronet Worldwide, Inc.	16,100	269
*	Interwoven Inc.	18,847	266
	MTS Systems Corp.	6,320	266
	Black Box Corp.	7,700	266
*	Sapient Corp.	35,013	260
*,^	Palm, Inc.	43,502	260
	MAXIMUS, Inc.	7,000	258
*	Sycamore Networks, Inc.	77,418	250
*	RealNetworks, Inc.	48,479	246
*	OmniVision Technologies, Inc.	21,300	243
*	ATMI, Inc.	13,516	243
*	Manhattan Associates, Inc.	10,800	241
*	Tyler Technologies, Inc.	15,900	241
*	Commvault Systems, Inc.	19,900	240
*	Entegris Inc.	49,492	240
*	Insight Enterprises, Inc.	17,798	239
*	Mercadolibre Inc.	11,663	237
	Daktronics, Inc.	14,218	237
	Micrel, Inc.	25,735	233
	InfoSpace, Inc.	21,448	233
*	MicroStrategy Inc.	3,901	232
*	Forrester Research, Inc.	7,891	231
*	ACI Worldwide, Inc.	13,200	231
*	Brooks Automation, Inc.	26,738	224
*	DealerTrack Holdings Inc.	13,226	223
*	Littelfuse, Inc.	7,400	220
*	Zoran Corp.	26,922	220
*	The Ultimate Software Group, Inc.	8,010	216
*	Integral Systems, Inc.	10,396	216
*	ViaSat, Inc.	8,975	212
	Technitrol, Inc.	14,269	211
*	Powerwave Technologies, Inc.	52,792	209
*	NETGEAR, Inc.	13,900	209
^	Heartland Payment Systems, Inc.	8,136	208
*	Riverbed Technology, Inc.	16,517	207
*	ModusLink Global Solutions, Inc.	21,404	206
*	MSC Software Corp.	19,190	205
*	Cogent Inc.	19,800	202
*	SuccessFactors Inc.	18,538	202
	AVX Corp.	19,814	202
*	Terremark Worldwide, Inc.	29,160	200
*	Advanced Energy Industries, Inc.	14,600	200
*	GSI Commerce, Inc.	12,827	199
*	Silicon Image, Inc.	37,171	199
*	TeleTech Holdings, Inc.	15,947	198
	CTS Corp.	15,300	196
	Syntel, Inc.	7,965	195
*	Art Technology Group, Inc.	55,374	195
*	UTStarcom, Inc.	57,656	194

*	Vocus, Inc.	5,532	188
*	IPG Photonics Corp.	9,500	185
*	Applied Micro Circuits Corp.	30,965	185
	Molex, Inc. Class A	8,800	183
*	Epicor Software Corp.	23,082	182
*	Netezza Corp.	17,100	181
*	Taleo Corp. Class A	9,100	181
*	SYNNEX Corp.	8,100	181
*	JDA Software Group, Inc.	11,827	180
*	Internet Capital Group Inc.	22,048	179
*	Move, Inc.	82,501	175
*	Standard Microsystem Corp.	7,000	175
*	S1 Corp.	28,062	172
*	Rackable Systems Inc.	17,200	169
*	Hittite Microwave Corp.	5,006	168
*	Diodes Inc.	9,100	168
*	OSI Systems Inc.	7,108	167
*,^	Data Domain, Inc.	7,500	167
*	Blue Coat Systems, Inc.	11,534	164
	Cohu, Inc.	10,313	163
*	Echelon Corp.	16,300	161
*,^	Bankrate, Inc.	4,137	161
*	SPSS, Inc.	5,460	160
*,^	Sigma Designs, Inc.	11,200	159
*	LTX-Credence Corp.	91,436	159
*	SonicWALL, Inc.	30,256	159
*	Newport Corp.	14,660	158
	Park Electrochemical Corp.	6,432	156
*	Universal Display Corp.	14,100	155
*,^	EMCORE Corp.	31,277	155
*	Cirrus Logic, Inc.	27,861	152
*	Silicon Storage Technology, Inc.	45,535	148
*	Netlogic Microsystems Inc.	4,900	148
	Methode Electronics, Inc. Class A	16,549	148
*	DTS Inc.	5,300	148
*	The Hackett Group Inc.	26,903	146
*	Mattson Technology, Inc.	30,102	142
*	Electro Scientific Industries, Inc.	9,900	141
*	Ciber, Inc.	20,126	141
*	SAVVIS, Inc.	10,414	140
*	Stratasys, Inc.	8,000	140
*	Finisar Corp.	137,181	139
*	Cavium Networks, Inc.	9,800	138
*	VASCO Data Security International, Inc.	13,200	137
*	Secure Computing Corp.	24,800	136
*	TNS Inc.	7,000	136
*	TTM Technologies, Inc.	13,600	135
*	Veeco Instruments, Inc.	9,100	135
*	FARO Technologies, Inc.	6,600	134
*	Spansion Inc. Class A	86,201	134
*	Digimarc Corp.	8,500	132
*	Conexant Systems, Inc.	32,847	132
*	iGATE Corp.	15,093	131
*	MRV Communications Inc.	110,360	129
*	Adaptec, Inc.	38,526	126

*	Quantum Corp.	116,800	126
*	Brightpoint, Inc.	17,303	125
*	DG FastChannel Inc.	5,619	123
*	Monolithic Power Systems	6,915	120
*	Vignette Corp.	10,969	118
*	OPNET Technologies, Inc.	9,648	118
*	PROS Holdings, Inc.	12,500	117
*	SI International Inc.	3,900	117
*	Starent Networks Corp.	8,900	115
*	Greenfield Online, Inc.	6,601	115
*	Symyx Technologies, Inc.	11,558	115
*	Smith Micro Software, Inc.	16,018	114
*	Actel Corp.	9,000	112
	Electro Rent Corp.	8,350	112
*	IXYS Corp.	12,293	112
*	Kenexa Corp.	7,073	112
*	Phoenix Technologies Ltd.	13,797	110
	Bel Fuse, Inc. Class A	4,000	110
*	Mercury Computer Systems, Inc.	12,300	109
	PC-Tel, Inc.	11,702	109
*	Hypercom Corp.	27,100	108
*	Rimage Corp.	7,700	108
*	Photon Dynamics, Inc.	6,900	106
*	infoGROUP, Inc.	15,984	106
*	Gerber Scientific, Inc.	11,400	104
*	ComScore Inc.	5,900	104
*	Transmeta Corp.	6,334	103
*	Magma Design Automation, Inc.	25,500	103
*	Orbcomm, Inc.	20,565	101
*	EPIQ Systems, Inc.	7,453	101
*	iPass Inc.	46,609	101
*	Hutchinson Technology, Inc.	8,600	100
*	Keynote Systems Inc.	7,516	100
	Marchex, Inc.	9,581	99
*	Harris Stratex Networks, Inc. Class A	12,557	98
*	Supertex, Inc.	3,456	97
*	Online Resources Corp.	12,507	97
*	Extreme Networks, Inc.	28,759	97
*	Microtune, Inc.	35,924	96
*	Advanced Analogic Technologies, Inc.	20,701	96
*	Ness Technologies Inc.	8,314	95
*	Hughes Communications Inc.	2,593	95
*	Zygo Corp.	7,521	95
*	Perficient, Inc.	13,822	92
	Agilysys, Inc.	8,900	90
^	Imergent, Inc.	8,000	90
*	Exar Corp.	11,671	89
*	Ultratech, Inc.	7,200	87
*	Pericom Semiconductor Corp.	8,250	87
*	Bottomline Technologies, Inc.	8,300	86
*	Lattice Semiconductor Corp.	41,553	86
*	EMS Technologies, Inc.	3,831	85
*	Bookham, Inc.	75,500	85
*	SeaChange International, Inc.	8,782	85
*	Digi International, Inc.	8,200	84

*	SupportSoft, Inc.	27,817	83
*	Aruba Networks, Inc.	16,252	83
*	NetScout Systems, Inc.	7,800	83
*	STEC Inc.	10,747	83
*	Symmetricom Inc.	16,350	81
*	Globecomm Systems, Inc.	9,266	81
*	Internap Network Services Corp.	23,192	81
*	Safeguard Scientifics, Inc.	64,518	81
*	Kopin Corp.	25,500	80
*	Ixia	10,649	78
*	Chordiant Software, Inc.	15,280	78
*	Oplink Communications, Inc.	6,483	78
*	Neutral Tandem, Inc.	4,200	78
*	FalconStor Software, Inc.	14,358	77
*	Limelight Networks Inc.	30,749	77
*	Immersion Corp.	13,159	77
*	Novatel Wireless, Inc.	12,627	77
*	Kulicke & Soffa Industries, Inc.	16,834	76
*	Intevac, Inc.	7,100	76
*	PDF Solutions, Inc.	14,369	75
*	Multi-Fineline Electronix, Inc.	4,900	72
	NIC Inc.	10,500	72
*	Measurement Specialties, Inc.	4,100	72
*	KVH Industries, Inc.	7,735	71
*	DSP Group Inc.	9,200	70
*	RadiSys Corp.	8,178	70
*	Dot Hill Systems Corp.	31,231	70
*	Double-Take Software Inc.	7,000	70
*	Radiant Systems, Inc.	7,950	69
*	LivePerson, Inc.	23,600	69
	Gevity HR, Inc.	9,400	68
*	Ceva, Inc.	8,185	68
*	Monotype Imaging Holdings Inc.	6,100	68
*	Anaren, Inc.	6,685	68
*	OpNext, Inc.	14,500	67
*	PLX Technology, Inc.	12,809	66
*	Actuate Software Corp.	18,700	65
*	ANADIGICS, Inc.	23,076	65
	TheStreet.com, Inc.	10,767	65
*	LoopNet, Inc.	6,537	64
*	Cray, Inc.	12,370	64
*	OpenTV Corp.	45,312	64
*	Global Cash Access, Inc.	12,450	63
*	DDi Corp.	12,046	63
*	PC Connection, Inc.	9,314	62
*	Switch and Data Inc.	4,954	62
*	The Knot, Inc.	7,381	62
*	GSI Group, Inc.	17,380	61
*	AsiaInfo Holdings, Inc.	6,600	61
*	RightNow Technologies Inc.	4,800	60
*	Smart Modular Technologies Inc.	20,058	60
*	Presstek, Inc.	10,531	59
*	Lionbridge Technologies, Inc.	24,207	59
*,^	Maxwell Technologies, Inc.	4,400	59
*	Ramtron International Corp.	20,730	57

*	Rudolph Technologies, Inc.	6,792	57
	Renaissance Learning, Inc.	4,366	57
*	Cogo Group, Inc.	10,700	56
*	White Electronic Designs Corp.	11,200	56
	Cass Information Systems, Inc.	1,560	56
*	NetSuite Inc.	3,100	56
*	Axcelis Technologies, Inc.	32,683	56
*	Asyst Technologies, Inc.	23,118	55
*	Captaris Inc.	12,000	55
*	SourceForge Inc.	40,269	55
*	Ultra Clean Holdings, Inc.	10,800	54
	Keithley Instruments Inc.	6,403	54
*	LoJack Corp.	7,969	53
*	PC Mall, Inc.	7,800	53
	Pegasystems Inc.	4,100	53
*	Loral Space and Communications Ltd.	3,500	52
*,^	WebMD Health Corp. Class A	1,726	51
*	Entrust, Inc.	23,824	51
*	I.D. Systems, Inc.	5,700	50
*	Comverge Inc.	10,900	50
*	Startek, Inc.	7,800	50
*	Volterra Semiconductor Corp.	3,900	50
*	Interactive Intelligence Inc.	5,461	49
*	Zix Corp.	21,700	49
*	ShoreTel, Inc.	8,505	49
*	Openwave Systems Inc.	39,175	49
*	NCI, Inc.	1,700	48
*	MoSys, Inc.	11,414	48
*	Telecommunication Systems, Inc.	7,000	48
*	MIPS Technologies, Inc.	13,746	48
*	Semitool, Inc.	5,649	46
*	Avanex Corp.	9,810	46
	MoneyGram International, Inc.	32,290	46
*	Liquidity Services, Inc.	4,200	46
*	TranSwitch Corp.	83,993	45
*,^	ParkerVision, Inc.	4,500	45
*	Dynamics Research Corp.	5,857	45
*	Trident Microsystems, Inc.	18,500	44
*	Soapstone Networks Inc.	12,990	44
*	Synchronoss Technologies, Inc.	4,600	43
*	Kemet Corp.	30,863	43
*	Computer Task Group, Inc.	6,500	42
*	X-Rite Inc.	12,000	42
*	Saba Software, Inc.	12,878	42
*	Network Equipment Technologies, Inc.	12,000	41
*	Isilon Systems Inc.	9,300	41
*	TechTeam Global, Inc.	5,490	41
*	Edgewater Technology, Inc.	7,915	38
	American Software, Inc. Class A	6,941	38
*	Napster, Inc.	14,231	37
*	i2 Technologies, Inc.	2,700	36
*	Borland Software Corp.	23,640	36
*	Integrated Silicon Solution, Inc.	15,300	35
*	Cherokee International Corp.	12,369	35
*	BearingPoint, Inc.	68,198	34

*	Sonic Solutions, Inc.	7,700	34
*	DemandTec, Inc.	3,700	33
	Bel Fuse, Inc. Class B	1,156	33
*	GTSI Corp.	5,149	32
*	Mindspeed Technologies Inc.	13,249	32
*	Aware, Inc.	10,000	31
*	Eagle Test Systems, Inc.	2,000	31
	QAD Inc.	4,420	31
*	Nu Horizons Electronics Corp.	7,522	30
*	SiRF Technology Holdings, Inc.	19,766	29
*	California Micro Devices Corp.	9,828	29
*	Westell Technologies, Inc.	41,100	29
*	Autobytel Inc.	27,010	29
*	Ebix, Inc.	300	28
*	ActivIdentity Corp.	12,400	28
*	Enliven Marketing Technologies Corp.	43,897	28
*	Virage Logic Corp.	4,700	28
*	Internet Brands Inc.	3,800	26
*	InFocus Corp.	18,000	26
*,^	On2 Technologies, Inc.	76,000	26
*	hi/fn, Inc.	7,967	26
*	Photronics, Inc.	13,300	25
*	3PAR, Inc.	3,800	25
*	TransAct Technologies Inc.	3,076	24
*	Digital Angel Corp.	64,870	24
*	Constant Contact, Inc.	1,400	24
*	ExlService Holdings, Inc.	2,649	23
*	Super Micro Computer Inc.	2,500	23
*	PLATO Learning, Inc.	7,653	22
*	Nextwave Wireless Inc.	34,701	21
*	Sumtotal Systems Inc.	5,064	21
*	Convera Corp.	19,158	21
*	GSE Systems, Inc.	2,926	20
*	SM&A Corp.	6,562	20
*	Telular Corp.	8,083	19
*	DivX, Inc.	3,000	19
*,^	Research Frontiers, Inc.	4,700	19
*	Planar Systems, Inc.	7,423	19
*	Superconductor Technologies Inc.	13,815	18
*	Tollgrade Communications, Inc.	4,300	18
*	Zhone Technologies	94,185	18
*	Lasercard Corp.	4,456	18
*	QuickLogic Corp.	17,008	18
*	Nanometrics Inc.	8,204	17
*	LookSmart, Ltd.	6,700	17
*	Website Pros, Inc.	3,085	17
*	Ikanos Communications, Inc.	7,741	15
*	Concurrent Computer Corp.	2,620	15
*	Techwell, Inc.	1,600	15
*	Allen Organ Co. Escrow Shares	1,400	14
*	RAE Systems, Inc.	8,200	14
*	LeCroy Corp.	1,800	14
*	Management Network Group Inc.	15,119	14
*	Performance Technologies, Inc.	2,900	13
*	Merix Corp.	9,904	13

*	Calamp Corp.	8,700	11
*	Newtek Business Services, Inc.	22,635	11
*	SCM Microsystems, Inc.	4,700	11
*	Centillium Communications, Inc.	18,720	11
*	Airspan Networks Inc.	31,680	11
*	American Technology Corp.	19,570	11
*	Endwave Corp.	2,100	11
*	Datalink Corp.	2,405	10
*	Selectica, Inc.	10,200	10
*	iGo, Inc.	9,427	10
*	Atari, Inc.	5,872	10
*	Spectrum Control, Inc.	1,300	10
*	Lantronix, Inc.	21,000	9
*	Analysts International Corp.	8,178	9
*	EFJ, Inc.	7,200	9
*	BSQUARE Corp.	2,425	9
*	COMARCO, Inc.	6,400	8
*	Intraware, Inc.	2,307	8
*	Ditech Networks Inc.	6,780	8
*	Mastech Holdings, Inc.	1,006	8
*	Catapult Communications Corp.	1,521	7
*	BigBand Networks Inc.	1,980	7
*	FSI International, Inc.	9,808	7
*	NMS Communications Corp.	14,700	7
	Qualstar Corp.	2,400	7
*	Callidus Software Inc.	1,800	7
*	Jupitermedia Corp.	6,017	7
*	AuthentiDate Holding Corp.	14,539	7
*	AuthenTec, Inc.	3,100	7
*	Wireless Telecom Group, Inc.	5,909	7
*	Pixelworks, Inc.	4,533	6
*,^	Telkonet, Inc.	17,200	6
*	Network Engines, Inc.	9,800	6
*	Mechanical Technology Inc.	2,931	5
*	Rainmaker Systems, Inc.	2,180	5
*	Evolving Systems, Inc.	2,955	5
*	Wave Systems Corp. Class A	8,326	4
*	Miva Inc.	5,400	3
*	CallWave, Inc.	1,600	3
*	Leadis Technology Inc.	3,900	3
*	Silicon Graphics Inc.	300	3
*	Access Intergrated Technologies Inc.	1,600	2
*	Intelli-Check Inc.	1,297	2
*	Overland Storage, Inc.	4,244	2
*	Entorian Technologies Inc.	2,721	2
*	PlanetOut, Inc.	250	1
*	Optimal Group, Inc.	300	1
*	Channell Commercial Corp.	800	—
			827,276
Materials (2.2%)
	Monsanto Co.	223,119	22,084
	E.I. du Pont de Nemours & Co.	366,188	14,757
	Dow Chemical Co.	378,246	12,021
	Praxair, Inc.	127,285	9,131
	Freeport-McMoRan Copper & Gold, Inc. Class B	155,793	8,857

	Alcoa Inc.	331,375	7,482
	Newmont Mining Corp. (Holding Co.)	177,484	6,879
	Air Products & Chemicals, Inc.	85,706	5,870
	Weyerhaeuser Co.	85,892	5,203
	Nucor Corp.	127,541	5,038
	International Paper Co.	165,194	4,325
	The Mosaic Co.	63,133	4,296
	PPG Industries, Inc.	66,705	3,890
	United States Steel Corp.	47,889	3,717
	Ecolab, Inc.	75,379	3,657
	Rohm & Haas Co.	51,802	3,626
^	Vulcan Materials Co.	44,564	3,320
	Sigma-Aldrich Corp.	52,432	2,748
	CF Industries Holdings, Inc.	21,857	1,999
*	Owens-Illinois, Inc.	67,839	1,994
	Cleveland-Cliffs Inc.	36,738	1,945
^	Martin Marietta Materials, Inc.	16,874	1,890
	Celanese Corp. Series A	61,468	1,716
	Eastman Chemical Co.	31,034	1,709
	MeadWestvaco Corp.	70,672	1,647
	Airgas, Inc.	30,364	1,508
	Ball Corp.	37,777	1,492
	FMC Corp.	29,018	1,491
*	Crown Holdings, Inc.	65,372	1,452
	Sealed Air Corp.	65,292	1,436
*	Pactiv Corp.	53,540	1,329
	Sonoco Products Co.	40,618	1,206
	Lubrizol Corp.	27,843	1,201
	AK Steel Holding Corp.	45,817	1,188
	International Flavors & Fragrances, Inc.	29,858	1,178
	Steel Dynamics, Inc.	65,644	1,122
	Allegheny Technologies Inc.	37,328	1,103
	Terra Industries, Inc.	37,507	1,103
	AptarGroup Inc.	27,900	1,091
	Nalco Holding Co.	58,200	1,079
	Bemis Co., Inc.	41,110	1,074
	Reliance Steel & Aluminum Co.	26,940	1,023
*	Domtar Corp.	220,204	1,013
	Packaging Corp. of America	42,800	992
	RPM International, Inc.	50,052	968
	Albemarle Corp.	30,290	934
	Valspar Corp.	39,476	880
	Hercules, Inc.	43,726	865
	Huntsman Corp.	67,140	846
	Cabot Corp.	26,312	836
	Commercial Metals Co.	47,400	801
	Cytec Industries, Inc.	18,436	717
	Compass Minerals International, Inc.	13,200	692
	Ashland, Inc.	23,147	677
	Greif Inc. Class A	10,100	663
	Temple-Inland Inc.	43,324	661
	Olin Corp.	30,558	593
	Rock-Tenn Co.	14,783	591
^	Titanium Metals Corp.	49,701	564
	Silgan Holdings, Inc.	10,804	552

	Sensient Technologies Corp.	18,612	524
*	Smurfit-Stone Container Corp.	105,040	494
	Carpenter Technology Corp.	19,200	492
*	W.R. Grace & Co.	30,700	464
*	Rockwood Holdings, Inc.	18,078	464
	Minerals Technologies, Inc.	7,800	463
	H.B. Fuller Co.	22,000	459
	Chemtura Corp.	99,258	453
	Royal Gold, Inc.	12,539	451
*	Century Aluminum Co.	16,100	446
	Scotts Miracle-Gro Co.	18,364	434
	Worthington Industries, Inc.	27,900	417
	Eagle Materials, Inc.	18,224	408
	Louisiana-Pacific Corp.	42,356	394
	Texas Industries, Inc.	9,600	392
	Arch Chemicals, Inc.	10,650	376
*	Coeur d'Alene Mines Corp.	233,800	358
	Ferro Corp.	17,776	357
*	Calgon Carbon Corp.	17,100	348
	Schnitzer Steel Industries, Inc. Class A	8,600	337
	Glatfelter	22,300	302
*	Hecla Mining Co.	63,288	296
*	OM Group, Inc.	12,489	281
	NewMarket Corp.	5,319	280
*	PolyOne Corp.	42,300	273
	AMCOL International Corp.	8,400	263
*	Haynes International, Inc.	5,495	257
	Kaiser Aluminum Corp.	5,628	242
	A. Schulman Inc.	11,900	235
*	Headwaters Inc.	17,200	230
	Deltic Timber Corp.	3,500	223
*	RTI International Metals, Inc.	11,239	220
	Zep, Inc.	11,856	209
	Balchem Corp.	7,825	209
	Koppers Holdings, Inc.	5,500	206
	Wausau Paper Corp.	17,126	173
*,^	Zoltek Cos., Inc.	10,134	173
*	Brush Engineered Materials Inc.	9,100	169
	Neenah Paper Inc.	7,004	139
*	Flotek Industries, Inc.	12,600	139
*	Stillwater Mining Co.	22,095	128
*	Graphic Packaging Holding Co.	49,359	123
*	Buckeye Technology, Inc.	13,700	112
	Spartech Corp.	11,300	112
	A.M. Castle & Co.	6,373	110
	Myers Industries, Inc.	8,461	107
	Innospec, Inc.	8,800	106
	Westlake Chemical Corp.	5,042	106
	Schweitzer-Mauduit International, Inc.	5,453	104
*	Landec Corp.	12,600	103
*	GenTek, Inc.	3,832	99
	Penford Corp.	5,215	92
	Innophos Holdings Inc.	3,600	88
	Stepan Co.	1,600	87
	Quaker Chemical Corp.	3,000	85

	Great Northern Iron Ore Properties	1,231	85
	Olympic Steel, Inc.	2,800	83
	American Vanguard Corp.	5,466	82
*	General Moly, Inc.	18,829	82
*,^	Altair Nanotechnology Inc.	33,400	80
*	AbitibiBowater, Inc.	20,394	79
*	Allied Nevada Gold Corp.	12,500	71
*	ICO, Inc.	11,500	64
*	Horsehead Holding Corp.	10,757	63
*	LSB Industries, Inc.	3,600	50
*	Mercer International Inc.	12,482	46
*	U.S. Concrete, Inc.	10,158	45
*	Omnova Solutions Inc.	22,741	45
*	Apex Silver Mines Ltd.	24,400	42
*	U.S. Energy Corp.	14,923	39
*	Material Sciences Corp.	6,300	36
	NL Industries, Inc.	3,199	33
*	U.S. Gold Corp.	22,000	29
	Georgia Gulf Corp.	10,717	27
*	Universal Stainless & Alloy Products, Inc.	1,000	26
*	AEP Industries, Inc.	800	16
*	Caraustar Industries, Inc.	10,300	15
*	Nonophase Technologies Corp.	9,100	12
*	Chesapeake Corp. of Virginia	6,400	4
*	Rock of Ages Corp.	1,410	3
*	Constar International Inc.	3,846	2
			190,493
Telecommunication Services (1.7%)
	AT&T Inc.	2,414,955	67,426
	Verizon Communications Inc.	1,158,773	37,185
	Sprint Nextel Corp.	1,128,547	6,884
*	American Tower Corp. Class A	161,220	5,799
*	Crown Castle International Corp.	109,062	3,160
*	NII Holdings Inc.	68,118	2,583
	Embarq Corp.	60,065	2,436
	Qwest Communications International Inc.	639,808	2,067
	Windstream Corp.	181,882	1,990
*,^	Level 3 Communications, Inc.	630,871	1,703
	Frontier Communications Corp.	131,944	1,517
	CenturyTel, Inc.	40,885	1,498
*	MetroPCS Communications Inc.	85,411	1,195
*	SBA Communications Corp.	40,400	1,045
	Telephone & Data Systems, Inc.	25,067	896
*	Leap Wireless International, Inc.	22,724	866
	Telephone & Data Systems, Inc. - Special Common Shares	17,799	639
*	TW telecom, Inc.	57,054	593
*	U.S. Cellular Corp.	8,149	382
	FairPoint Communications, Inc.	42,406	368
*	Premiere Global Services, Inc.	22,809	321
*	Cincinnati Bell Inc.	100,940	312
*	Syniverse Holdings Inc.	15,155	252
*	Clearwire Corp.	19,802	235
*	General Communication, Inc.	25,346	235
	Iowa Telecommunications Services Inc.	11,971	224
	NTELOS Holdings Corp.	8,200	220
	Alaska Communications Systems Holdings, Inc.	17,100	209
	Shenandoah Telecommunications Co.	7,640	169
*	Centennial Communications Corp. Class A	25,009	156
	Atlantic Tele-Network, Inc.	5,185	145
*	Cbeyond Inc.	9,473	136
*	Cogent Communications Group, Inc.	17,360	134
*	Fibertower Corp.	92,042	127
*	Global Crossing Ltd.	7,900	120
	Consolidated Communications Holdings, Inc.	7,436	112
*	iPCS, Inc.	4,600	102
*	Vonage Holdings Corp.	101,600	102
	USA Mobility, Inc.	8,100	89
	D&E Communications, Inc.	8,591	65
*	iBasis, Inc.	17,200	60
	Hickory Tech Corp.	10,322	60
	Arbinet Holdings, Inc.	21,101	58
*	PAETEC Holding Corp.	24,824	53
*	ICO Global Communications (Holdings) Ltd.	46,159	50
	SureWest Communications	4,500	46
*	TerreStar Corp.	37,411	37
*	8X8 Inc.	27,550	23

*	IDT Corp. Class B	22,800	17
*	Globalstar, Inc.	4,500	8
*	LCC International, Inc. Class A	13,939	1
*	IDT Corp.	800	—
			144,110
Utilities (2.3%)
	Exelon Corp.	266,657	16,698
	Southern Co.	311,952	11,757
	Dominion Resources, Inc.	234,947	10,051
	Duke Energy Corp.	514,076	8,960
	FirstEnergy Corp.	123,922	8,302
	FPL Group, Inc.	157,645	7,930
	Entergy Corp.	77,851	6,930
	Public Service Enterprise Group, Inc.	206,771	6,780
	American Electric Power Co., Inc.	163,293	6,055
	PPL Corp.	151,731	5,617
	PG&E Corp.	147,542	5,525
	Edison International	125,817	5,020
	Sempra Energy	96,740	4,882
	Consolidated Edison Inc.	110,850	4,762
	Progress Energy, Inc.	100,955	4,354
	Xcel Energy, Inc.	175,223	3,503
	Ameren Corp.	85,176	3,324
*	AES Corp.	273,136	3,193
	Questar Corp.	70,448	2,883
	DTE Energy Co.	66,341	2,662
	Allegheny Energy, Inc.	68,379	2,514
*	NRG Energy, Inc.	91,128	2,255
	Wisconsin Energy Corp.	47,552	2,135
	MDU Resources Group, Inc.	70,621	2,048
	Pepco Holdings, Inc.	81,864	1,876
	CenterPoint Energy Inc.	126,814	1,848
	Equitable Resources, Inc.	50,132	1,839
	Constellation Energy Group, Inc.	72,554	1,763
	SCANA Corp.	45,099	1,756
	NiSource, Inc.	111,479	1,645
	Northeast Utilities	63,194	1,621
	Integrys Energy Group, Inc.	31,146	1,555
*	Mirant Corp.	84,283	1,542
	NSTAR	43,698	1,464
	Alliant Energy Corp.	45,063	1,452
	Puget Energy, Inc.	53,031	1,416
	Pinnacle West Capital Corp.	40,982	1,410
	ONEOK, Inc.	40,294	1,386
	TECO Energy, Inc.	86,243	1,357
	National Fuel Gas Co.	30,143	1,271
	Energen Corp.	27,962	1,266
	OGE Energy Corp.	37,580	1,160
	CMS Energy Corp.	93,051	1,160
	DPL Inc.	46,626	1,156
	UGI Corp. Holding Co.	43,500	1,121
	Great Plains Energy, Inc.	48,864	1,082
	ITC Holdings Corp.	20,352	1,054
*	Reliant Energy, Inc.	140,716	1,034
	Hawaiian Electric Industries Inc.	34,604	1,004
	Westar Energy, Inc.	43,184	995
	AGL Resources Inc.	31,579	991
	Aqua America, Inc.	55,399	985

	Atmos Energy Corp.	36,936	983
	Piedmont Natural Gas, Inc.	30,200	965
	Sierra Pacific Resources	96,969	929
	Vectren Corp.	31,104	866
	Nicor Inc.	18,834	835
*	Dynegy, Inc.	204,402	732
	WGL Holdings Inc.	20,624	669
	Cleco Corp.	25,291	639
	New Jersey Resources Corp.	17,100	614
	Portland General Electric Co.	25,700	608
	Northwest Natural Gas Co.	10,750	559
	IDACORP, Inc.	18,850	548
	Southwest Gas Corp.	17,627	533
	Avista Corp.	22,466	488
	Black Hills Corp.	15,615	485
	ALLETE, Inc.	10,675	475
	South Jersey Industries, Inc.	12,400	443
	The Laclede Group, Inc.	8,900	432
	NorthWestern Corp.	16,383	412
	UniSource Energy Corp.	14,100	412
*	El Paso Electric Co.	18,521	389
	PNM Resources Inc.	30,003	307
	Ormat Technologies Inc.	8,313	302
	American States Water Co.	7,357	283
	Empire District Electric Co.	12,700	271
	UIL Holdings Corp.	7,833	269
	MGE Energy, Inc.	7,400	263
	California Water Service Group	6,613	255
	CH Energy Group, Inc.	5,500	240
	EnergySouth, Inc.	2,784	171
	SJW Corp.	5,500	165
	Connecticut Water Services, Inc.	5,347	155
	Middlesex Water Co.	7,966	139
*	Cadiz Inc.	5,495	105
	Central Vermont Public Service Corp.	4,130	97
	Southwest Water Co.	7,227	92
*	Maine & Maritimes Corp.	2,100	69
	The York Water Co.	4,641	57
^	Consolidated Water Co., Ltd.	3,269	56
	Chesapeake Utilities Corp.	1,050	35
*	Synthesis Energy Systems, Inc.	4,797	23
	Florida Public Util. Co.	1,050	14
	RGC Resources, Inc.	99	3
*	Renegy Holdings, Inc.	887	2
			192,738
Total Common Stocks (Cost $4,203,271)			5,148,682

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (28.3%)
U. S. Government Securities (8.7%)
U.S. Treasury Bond	13.250%	5/15/14	2,000	2,139
U.S. Treasury Bond	11.750%	11/15/14	2,000	2,217
U.S. Treasury Bond	11.250%	2/15/15	6,475	9,393
U.S. Treasury Bond	10.625%	8/15/15	1,215	1,748
U.S. Treasury Bond	9.875%	11/15/15	400	560
U.S. Treasury Bond	7.250%	5/15/16	34,315	42,469
U.S. Treasury Bond	7.500%	11/15/16	4,825	6,066
U.S. Treasury Bond	8.750%	5/15/17	47,500	64,541
U.S. Treasury Bond	8.875%	8/15/17	7,000	9,592
U.S. Treasury Bond	8.875%	2/15/19	8,125	11,408
U.S. Treasury Bond	8.750%	5/15/20	3,900	5,525
U.S. Treasury Bond	8.750%	8/15/20	20,650	29,323
U.S. Treasury Bond	7.875%	2/15/21	19,400	26,081
U.S. Treasury Bond	8.125%	5/15/21	1,490	2,046
U.S. Treasury Bond	8.125%	8/15/21	4,200	5,781
U.S. Treasury Bond	8.000%	11/15/21	870	1,190
U.S. Treasury Bond	7.125%	2/15/23	6,200	7,995
U.S. Treasury Bond	6.250%	8/15/23	5,975	7,182
U.S. Treasury Bond	6.875%	8/15/25	4,200	5,421
U.S. Treasury Bond	6.000%	2/15/26	200	237
U.S. Treasury Bond	6.750%	8/15/26	17,370	22,315
U.S. Treasury Bond	6.625%	2/15/27	4,220	5,381
U.S. Treasury Bond	6.375%	8/15/27	1,670	2,082
U.S. Treasury Bond	5.500%	8/15/28	5,435	6,192
U.S. Treasury Bond	5.250%	11/15/28	75	83
U.S. Treasury Bond	5.250%	2/15/29	1,550	1,718
U.S. Treasury Bond	6.125%	8/15/29	1,170	1,440
U.S. Treasury Bond	6.250%	5/15/30	30	38
U.S. Treasury Bond	4.500%	2/15/36	10,845	11,150
U.S. Treasury Bond	4.750%	2/15/37	8,825	9,455
U.S. Treasury Bond	4.375%	2/15/38	11,775	11,924
U.S. Treasury Note	4.625%	7/31/09	2,675	2,736
U.S. Treasury Note	3.500%	8/15/09	6,950	7,050
U.S. Treasury Note	4.875%	8/15/09	1,425	1,462
U.S. Treasury Note	6.000%	8/15/09	5,035	5,214
U.S. Treasury Note	3.375%	9/15/09	4,650	4,720
U.S. Treasury Note	4.000%	9/30/09	31,875	32,547
U.S. Treasury Note	4.625%	11/15/09	4,925	5,077
U.S. Treasury Note	3.125%	11/30/09	55,900	56,695
U.S. Treasury Note	3.250%	12/31/09	4,700	4,782
U.S. Treasury Note	2.125%	1/31/10	12,500	12,547
U.S. Treasury Note	3.500%	2/15/10	1,775	1,816
U.S. Treasury Note	4.750%	2/15/10	9,425	9,800
U.S. Treasury Note	6.500%	2/15/10	13,685	14,557
U.S. Treasury Note	1.750%	3/31/10	14,575	14,541
U.S. Treasury Note	4.000%	4/15/10	625	645
U.S. Treasury Note	2.125%	4/30/10	12,200	12,263
U.S. Treasury Note	2.625%	5/31/10	2,475	2,503
U.S. Treasury Note	2.875%	6/30/10	27,200	27,668
U.S. Treasury Note	2.750%	7/31/10	4,725	4,802

	U.S. Treasury Note	4.125%	8/15/10	11,575	12,060
	U.S. Treasury Note	4.500%	2/28/11	200	212
	U.S. Treasury Note	4.875%	4/30/11	75	80
	U.S. Treasury Note	4.500%	9/30/11	1,730	1,840
	U.S. Treasury Note	4.625%	10/31/11	1,050	1,120
	U.S. Treasury Note	4.500%	11/30/11	1,150	1,223
	U.S. Treasury Note	4.625%	12/31/11	1,175	1,254
	U.S. Treasury Note	4.750%	1/31/12	325	349
	U.S. Treasury Note	4.625%	2/29/12	775	828
	U.S. Treasury Note	4.500%	3/31/12	775	826
	U.S. Treasury Note	4.500%	4/30/12	800	854
	U.S. Treasury Note	4.750%	5/31/12	425	457
	U.S. Treasury Note	4.875%	6/30/12	48,300	52,209
	U.S. Treasury Note	4.625%	7/31/12	6,700	7,186
	U.S. Treasury Note	4.125%	8/31/12	3,250	3,428
	U.S. Treasury Note	4.250%	9/30/12	750	795
	U.S. Treasury Note	3.875%	10/31/12	16,825	17,593
	U.S. Treasury Note	3.375%	11/30/12	1,000	1,025
	U.S. Treasury Note	3.875%	2/15/13	20	21
	U.S. Treasury Note	2.750%	2/28/13	47,200	46,979
	U.S. Treasury Note	3.500%	5/31/13	11,875	12,181
	U.S. Treasury Note	3.375%	6/30/13	6,175	6,304
	U.S. Treasury Note	3.375%	7/31/13	4,350	4,438
	U.S. Treasury Note	3.125%	8/31/13	22,350	22,546
	U.S. Treasury Note	4.250%	11/15/13	10	11
	U.S. Treasury Note	4.000%	2/15/14	605	636
	U.S. Treasury Note	4.250%	8/15/14	200	213
	U.S. Treasury Note	5.125%	5/15/16	1,025	1,129
	U.S. Treasury Note	4.875%	8/15/16	1,500	1,628
	U.S. Treasury Note	4.625%	2/15/17	725	773
	U.S. Treasury Note	4.500%	5/15/17	1,825	1,923
	U.S. Treasury Note	3.500%	2/15/18	575	564
	U.S. Treasury Note	4.000%	8/15/18	5,650	5,729
					742,531
Agency Bonds and Notes (3.3%)
	Agency for International Development - Egypt (U.S. Government Guaranteed)	4.450%	9/15/15	1,400	1,460
[2]	Federal Farm Credit Bank	5.000%	10/23/09	1,000	1,021
[2]	Federal Farm Credit Bank	5.250%	9/13/10	500	519
[2]	Federal Farm Credit Bank	2.625%	4/21/11	925	907
[2]	Federal Farm Credit Bank	5.375%	7/18/11	3,050	3,197
[2]	Federal Farm Credit Bank	3.875%	8/25/11	875	882
[2]	Federal Farm Credit Bank	4.500%	10/17/12	700	714
[2]	Federal Farm Credit Bank	3.875%	10/7/13	700	692
[2]	Federal Farm Credit Bank	5.125%	8/25/16	925	950
[2]	Federal Farm Credit Bank	4.875%	1/17/17	850	855
[2]	Federal Home Loan Bank	4.500%	10/9/09	5,000	5,082
[2]	Federal Home Loan Bank	5.000%	12/11/09	975	998
[2]	Federal Home Loan Bank	3.750%	1/8/10	100	101
[2]	Federal Home Loan Bank	3.875%	1/15/10	825	834
[2]	Federal Home Loan Bank	2.750%	3/12/10	1,050	1,044
[2]	Federal Home Loan Bank	4.375%	3/17/10	2,000	2,036
[2]	Federal Home Loan Bank	4.875%	5/14/10	475	488
[2]	Federal Home Loan Bank	7.625%	5/14/10	8,800	9,421

[2]	Federal Home Loan Bank	2.750%	6/18/10	1,000	993
[2]	Federal Home Loan Bank	3.500%	7/16/10	1,900	1,907
[2]	Federal Home Loan Bank	3.375%	10/20/10	1,625	1,623
[2]	Federal Home Loan Bank	4.750%	12/10/10	375	386
[2]	Federal Home Loan Bank	3.625%	12/17/10	800	805
[2]	Federal Home Loan Bank	3.125%	6/10/11	1,000	987
[2]	Federal Home Loan Bank	3.375%	6/24/11	8,000	7,962
[2]	Federal Home Loan Bank	5.375%	8/19/11	8,275	8,671
[2]	Federal Home Loan Bank	3.750%	9/9/11	325	326
[2]	Federal Home Loan Bank	3.625%	9/16/11	675	674
[2]	Federal Home Loan Bank	4.875%	11/18/11	1,650	1,710
[2]	Federal Home Loan Bank	4.625%	10/10/12	775	793
[2]	Federal Home Loan Bank	3.375%	2/27/13	850	828
[2]	Federal Home Loan Bank	5.375%	6/14/13	250	263
[2]	Federal Home Loan Bank	5.125%	8/14/13	6,825	7,093
[2]	Federal Home Loan Bank	4.000%	9/6/13	1,000	989
[2]	Federal Home Loan Bank	3.625%	10/18/13	675	655
[2]	Federal Home Loan Bank	5.500%	8/13/14	5,925	6,239
[2]	Federal Home Loan Bank	5.375%	5/18/16	2,250	2,337
[2]	Federal Home Loan Bank	5.625%	6/13/16	300	292
[2]	Federal Home Loan Bank	5.125%	10/19/16	750	765
[2]	Federal Home Loan Bank	4.750%	12/16/16	5,525	5,518
[2]	Federal Home Loan Bank	4.875%	5/17/17	400	401
[2]	Federal Home Loan Bank	5.000%	11/17/17	350	352
[2]	Federal Home Loan Bank	5.250%	12/11/20	1,000	1,018
[2]	Federal Home Loan Bank	5.625%	6/11/21	1,100	1,152
[2]	Federal Home Loan Bank	5.500%	7/15/36	250	262
[2]	Federal Home Loan Mortgage Corp.	4.750%	11/3/09	5,000	5,111
[2]	Federal Home Loan Mortgage Corp.	7.000%	3/15/10	4,000	4,222
[2]	Federal Home Loan Mortgage Corp.	2.875%	4/30/10	1,450	1,446
[2]	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	3,025	3,077
[2]	Federal Home Loan Mortgage Corp.	5.125%	8/23/10	9,000	9,336
[2]	Federal Home Loan Mortgage Corp.	6.875%	9/15/10	865	926
[2]	Federal Home Loan Mortgage Corp.	5.000%	10/18/10	325	336
[2]	Federal Home Loan Mortgage Corp.	3.125%	10/25/10	675	676
[2]	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	700	722
[2]	Federal Home Loan Mortgage Corp.	3.250%	2/25/11	15,000	14,955
[2]	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	5,000	5,296
[2]	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	10,075	10,361
[2]	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	1,325	1,336
[2]	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	5,650	5,780

[2]	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	1,200	1,228
[2]	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	2,550	2,652
[2]	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	1,000	1,015
[2]	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	5,000	5,206
[2]	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	4,000	4,234
[2]	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	1,500	1,517
[2]	Federal Home Loan Mortgage Corp.	5.000%	12/14/18	3,425	3,179
[2]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	1,750	2,126
[2]	Federal National Mortgage Assn.	7.250%	1/15/10	6,720	7,071
[2]	Federal National Mortgage Assn.	3.250%	2/10/10	1,475	1,479
[2]	Federal National Mortgage Assn.	3.875%	2/15/10	6,125	6,191
[2]	Federal National Mortgage Assn.	4.750%	3/12/10	10,875	11,136
[2]	Federal National Mortgage Assn.	7.125%	6/15/10	1,000	1,066
[2]	Federal National Mortgage Assn.	3.000%	7/12/10	7,000	6,990
[2]	Federal National Mortgage Assn.	2.875%	10/12/10	1,000	996
[2]	Federal National Mortgage Assn.	6.625%	11/15/10	1,650	1,765
[2]	Federal National Mortgage Assn.	6.250%	2/1/11	1,425	1,487
[2]	Federal National Mortgage Assn.	5.125%	4/15/11	750	782
[2]	Federal National Mortgage Assn.	6.000%	5/15/11	7,300	7,765
[2]	Federal National Mortgage Assn.	3.625%	8/15/11	1,000	1,005
[2]	Federal National Mortgage Assn.	6.125%	3/15/12	5,950	6,410
[2]	Federal National Mortgage Assn.	4.875%	5/18/12	1,225	1,270
[2]	Federal National Mortgage Assn.	4.375%	9/15/12	1,300	1,325
[2]	Federal National Mortgage Assn.	3.625%	2/12/13	1,500	1,482
[2]	Federal National Mortgage Assn.	4.750%	2/21/13	1,000	1,031
[2]	Federal National Mortgage Assn.	4.375%	3/15/13	2,225	2,266
[2]	Federal National Mortgage Assn.	4.625%	5/1/13	700	685

[2]	Federal National Mortgage Assn.	5.125%	1/2/14	975	970
[2]	Federal National Mortgage Assn.	4.125%	4/15/14	7,500	7,495
[2]	Federal National Mortgage Assn.	4.625%	10/15/14	4,000	4,066
[2]	Federal National Mortgage Assn.	5.375%	7/15/16	6,000	6,290
[2]	Federal National Mortgage Assn.	5.250%	9/15/16	2,525	2,630
[2]	Federal National Mortgage Assn.	4.875%	12/15/16	525	532
[2]	Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,016
[2]	Federal National Mortgage Assn.	7.125%	1/15/30	1,800	2,280
[2]	Federal National Mortgage Assn.	7.250%	5/15/30	3,450	4,439
[2]	Federal National Mortgage Assn.	6.625%	11/15/30	1,850	2,234
[2]	Federal National Mortgage Assn.	5.625%	7/15/37	1,100	1,164
	Financing Corp.	9.800%	4/6/18	500	687
	Private Export Funding Corp.	7.200%	1/15/10	6,900	7,256
	State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	500	548
	State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	375	411
	State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	925	1,014
[2]	Tennessee Valley Auth.	4.500%	4/1/18	375	365
[2]	Tennessee Valley Auth.	7.125%	5/1/30	4,000	5,031
[2]	Tennessee Valley Auth.	5.500%	6/15/38	225	237
[2]	Tennessee Valley Auth.	5.375%	4/1/56	375	388
					283,194

Conventional Mortgage-Backed Securities (14.9%)
[1,2]	Federal Home Loan Mortgage Corp.	4.000%	1/1/09–2/1/21	14,110	13,640
[1,2]	Federal Home Loan Mortgage Corp.	4.500%	3/1/09–10/1/35	49,117	40,254
[1,2]	Federal Home Loan Mortgage Corp.	5.000%	10/1/11–10/1/38	139,967	127,881
[1,2]	Federal Home Loan Mortgage Corp.	5.500%	1/1/09–7/1/38	152,707	152,524
[1,2]	Federal Home Loan Mortgage Corp.	6.000%	12/1/08–12/1/37	109,114	110,757
[1,2]	Federal Home Loan Mortgage Corp.	6.500%	12/1/08–12/1/37	25,441	26,166
[1,2]	Federal Home Loan Mortgage Corp.	7.000%	11/1/08–8/1/36	5,409	5,673
[1,2]	Federal Home Loan Mortgage Corp.	7.500%	12/1/08–1/1/32	672	721
[1,2]	Federal Home Loan Mortgage Corp.	8.000%	2/1/10–10/1/31	639	694
[1,2]	Federal Home Loan Mortgage Corp.	8.500%	12/1/16–5/1/30	84	93
[1,2]	Federal Home Loan Mortgage Corp.	9.000%	10/1/21–4/1/30	56	59
[1,2]	Federal Home Loan Mortgage Corp.	9.500%	4/1/16–4/1/25	20	23
[1,2]	Federal Home Loan Mortgage Corp.	10.000%	3/1/17–4/1/25	10	11
[1,2]	Federal National Mortgage Assn.	4.000%	9/1/10–6/1/19	6,603	6,373
[1,2]	Federal National Mortgage Assn.	4.500%	7/1/11–10/1/35	42,789	41,685
[1,2]	Federal National Mortgage Assn.	5.000%	9/1/09–7/1/38	163,012	160,503
[1,2]	Federal National Mortgage Assn.	5.500%	11/1/08–10/1/38	248,367	231,284
[1,2]	Federal National Mortgage Assn.	6.000%	11/1/08–7/1/38	152,280	145,103
[1,2]	Federal National Mortgage Assn.	6.500%	10/1/08–12/1/37	46,449	47,798
[1,2]	Federal National Mortgage Assn.	7.000%	9/1/10–11/1/37	15,939	16,689
[1,2]	Federal National Mortgage Assn.	7.500%	1/1/11–12/1/32	1,449	1,541
[1,2]	Federal National Mortgage Assn.	8.000%	6/1/10–11/1/30	213	232
[1,2]	Federal National Mortgage Assn.	8.500%	11/1/18–9/1/30	154	165
[1,2]	Federal National Mortgage Assn.	9.000%	10/1/16–8/1/26	42	48
[1,2]	Federal National Mortgage Assn.	9.500%	5/1/16–2/1/25	11	13
[1,2]	Federal National Mortgage Assn.	10.000%	1/1/20–8/1/21	1	1
[1,2]	Federal National Mortgage Assn.	10.500%	8/1/20	1	1
[1]	Government National Mortgage Assn.	4.500%	8/15/18–7/15/35	2,903	2,794

[1]	Government National Mortgage Assn.	5.000%	3/15/18–6/20/38	24,688	24,303
[1]	Government National Mortgage Assn.	5.500%	3/15/15–7/15/38	70,216	50,322
[1]	Government National Mortgage Assn.	6.000%	3/15/09–9/15/38	41,775	42,405
[1]	Government National Mortgage Assn.	6.500%	1/15/09–11/20/37	15,412	15,828
[1]	Government National Mortgage Assn.	7.000%	4/15/09–8/15/32	3,045	3,206
[1]	Government National Mortgage Assn.	7.500%	9/15/09–3/15/32	841	898
[1]	Government National Mortgage Assn.	8.000%	9/15/09–3/15/32	538	574
[1]	Government National Mortgage Assn.	8.500%	3/15/17–7/15/30	59	63
[1]	Government National Mortgage Assn.	9.000%	6/15/16–2/15/30	99	109
[1]	Government National Mortgage Assn.	9.500%	9/15/18–1/15/25	26	27
[1]	Government National Mortgage Assn.	10.000%	3/15/19	1	2
[1]	Government National Mortgage Assn.	11.000%	12/15/15	1	1
					1,270,464
Nonconventional Mortgage-Backed Securities (1.4%)
[1,2]	Federal Home Loan Mortgage Corp.	4.377%	1/1/35	64	64
[1,2]	Federal Home Loan Mortgage Corp.	4.383%	12/1/34	993	992
[1,2]	Federal Home Loan Mortgage Corp.	4.586%	9/1/34	487	487
[1,2]	Federal Home Loan Mortgage Corp.	4.595%	11/1/34	1,250	1,242
[1,2]	Federal Home Loan Mortgage Corp.	4.596%	4/1/35	1,537	1,538
[1,2]	Federal Home Loan Mortgage Corp.	4.634%	12/1/35	1,664	1,666
[1,2]	Federal Home Loan Mortgage Corp.	4.654%	7/1/35	1,122	1,113
[1,2]	Federal Home Loan Mortgage Corp.	4.681%	12/1/34	359	357
[1,2]	Federal Home Loan Mortgage Corp.	4.796%	7/1/35	2,350	2,356
[1,2]	Federal Home Loan Mortgage Corp.	4.811%	3/1/36	1,119	1,122
[1,2]	Federal Home Loan Mortgage Corp.	4.992%	5/1/35	1,448	1,445
[1,2]	Federal Home Loan Mortgage Corp.	5.250%	3/1/37	994	1,002
[1,2]	Federal Home Loan Mortgage Corp.	5.270%	3/1/36	1,612	1,625
[1,2]	Federal Home Loan Mortgage Corp.	5.290%	12/1/36	398	397

[1,2]	Federal Home Loan Mortgage Corp.	5.330%	12/1/35	845	847
[1,2]	Federal Home Loan Mortgage Corp.	5.422%	3/1/37	1,058	1,067
[1,2]	Federal Home Loan Mortgage Corp.	5.435%	4/1/37	1,945	1,960
[1,2]	Federal Home Loan Mortgage Corp.	5.457%	1/1/37	717	726
[1,2]	Federal Home Loan Mortgage Corp.	5.487%	2/1/36	1,310	1,295
[1,2]	Federal Home Loan Mortgage Corp.	5.574%	5/1/36	2,151	2,176
[1,2]	Federal Home Loan Mortgage Corp.	5.605%	4/1/37	1,480	1,494
[1,2]	Federal Home Loan Mortgage Corp.	5.677%	12/1/36	2,024	2,051
[1,2]	Federal Home Loan Mortgage Corp.	5.693%	3/1/37	2,820	2,855
[1,2]	Federal Home Loan Mortgage Corp.	5.710%	9/1/36	2,608	2,626
[1,2]	Federal Home Loan Mortgage Corp.	5.768%	5/1/36	648	654
[1,2]	Federal Home Loan Mortgage Corp.	5.822%	6/1/37	2,344	2,360
[1,2]	Federal Home Loan Mortgage Corp.	5.839%	4/1/37	1,508	1,533
[1,2]	Federal Home Loan Mortgage Corp.	5.873%	5/1/37	2,405	2,408
[1,2]	Federal Home Loan Mortgage Corp.	5.875%	12/1/36	672	678
[1,2]	Federal Home Loan Mortgage Corp.	5.967%	10/1/37	341	344
[1,2]	Federal Home Loan Mortgage Corp.	6.118%	8/1/37	1,118	1,137
[1,2]	Federal Home Loan Mortgage Corp.	6.511%	2/1/37	1,072	1,095
[1,2]	Federal National Mortgage Assn.	4.136%	5/1/34	479	475
[1,2]	Federal National Mortgage Assn.	4.418%	8/1/35	2,654	2,648
[1,2]	Federal National Mortgage Assn.	4.436%	7/1/35	497	496
[1,2]	Federal National Mortgage Assn.	4.542%	4/1/36	1,951	1,942
[1,2]	Federal National Mortgage Assn.	4.575%	1/1/35	955	958
[1,2]	Federal National Mortgage Assn.	4.579%	12/1/34	1,271	1,251
[1,2]	Federal National Mortgage Assn.	4.580%	11/1/34	1,727	1,695
[1,2]	Federal National Mortgage Assn.	4.629%	8/1/35	3,420	3,397
[1,2]	Federal National Mortgage Assn.	4.631%	9/1/34	719	716
[1,2]	Federal National Mortgage Assn.	4.636%	11/1/33	323	323

[1,2]	Federal National Mortgage Assn.	4.675%	10/1/34	749	740
[1,2]	Federal National Mortgage Assn.	4.690%	11/1/34	708	709
[1,2]	Federal National Mortgage Assn.	4.724%	8/1/35	884	886
[1,2]	Federal National Mortgage Assn.	4.751%	6/1/34	626	626
[1,2]	Federal National Mortgage Assn.	4.752%	9/1/34	338	337
[1,2]	Federal National Mortgage Assn.	4.753%	10/1/34	1,287	1,273
[1,2]	Federal National Mortgage Assn.	4.754%	9/1/35	930	932
[1,2]	Federal National Mortgage Assn.	4.774%	4/1/36	2,786	2,796
[1,2]	Federal National Mortgage Assn.	4.829%	4/1/37	1,898	1,904
[1,2]	Federal National Mortgage Assn.	4.846%	12/1/35	1,962	1,958
[1,2]	Federal National Mortgage Assn.	4.851%	11/1/35	1,712	1,718
[1,2]	Federal National Mortgage Assn.	4.869%	7/1/35	1,156	1,160
[1,2]	Federal National Mortgage Assn.	4.941%	7/1/35	465	467
[1,2]	Federal National Mortgage Assn.	4.960%	5/1/37	1,856	1,854
[1,2]	Federal National Mortgage Assn.	4.968%	10/1/35	1,441	1,448
[1,2]	Federal National Mortgage Assn.	5.019%	12/1/33	410	407
[1,2]	Federal National Mortgage Assn.	5.031%	8/1/37	3,090	3,096
[1,2]	Federal National Mortgage Assn.	5.048%	11/1/35	1,805	1,815
[1,2]	Federal National Mortgage Assn.	5.058%	2/1/36	565	569
[1,2]	Federal National Mortgage Assn.	5.072%	12/1/35	2,221	2,233
[1,2]	Federal National Mortgage Assn.	5.104%	1/1/36	1,275	1,283
[1,2]	Federal National Mortgage Assn.	5.123%	12/1/35	2,756	2,773
[1,2]	Federal National Mortgage Assn.	5.277%	3/1/37	1,093	1,096
[1,2]	Federal National Mortgage Assn.	5.458%	2/1/36	1,640	1,657
[1,2]	Federal National Mortgage Assn.	5.466%	5/1/37	987	997
[1,2]	Federal National Mortgage Assn.	5.585%	1/1/37	1,371	1,387
[1,2]	Federal National Mortgage Assn.	5.591%	7/1/36	278	281

[1,2]	Federal National Mortgage Assn.	5.640%	3/1/37	1,263	1,277
[1,2]	Federal National Mortgage Assn.	5.660%	6/1/36	950	963
[1,2]	Federal National Mortgage Assn.	5.679%	3/1/37	4,032	4,082
[1,2]	Federal National Mortgage Assn.	5.690%	2/1/37	2,811	2,846
[1,2]	Federal National Mortgage Assn.	5.696%	2/1/37	1,337	1,352
[1,2]	Federal National Mortgage Assn.	5.734%	3/1/37	3,679	3,726
[1,2]	Federal National Mortgage Assn.	5.740%	12/1/36	4,366	4,428
[1,2]	Federal National Mortgage Assn.	5.759%	4/1/36	1,458	1,480
[1,2]	Federal National Mortgage Assn.	5.782%	4/1/37	492	499
[1,2]	Federal National Mortgage Assn.	5.787%	4/1/37	1,772	1,770
[1,2]	Federal National Mortgage Assn.	5.806%	1/1/36	395	401
[1,2]	Federal National Mortgage Assn.	5.819%	6/1/37	1,796	1,820
[1,2]	Federal National Mortgage Assn.	5.872%	9/1/36	1,108	1,125
[1,2]	Federal National Mortgage Assn.	5.964%	11/1/36	2,778	2,808
[1,2]	Federal National Mortgage Assn.	6.086%	8/1/37	931	948
[1,2]	Federal National Mortgage Assn.	6.120%	6/1/36	290	295
[1,2]	Federal National Mortgage Assn.	6.622%	9/1/37	1,314	1,343
					124,178
Total U.S. Government and Agency Obligations (Cost $2,391,344)					2,420,367
Corporate Bonds (9.9%)
Asset-Backed/Commercial Mortgage-Backed Securities (2.3%)
[1,3]	BA Covered Bond Issuer	5.500%	6/14/12	4,000	4,053
[1]	Banc of America Commercial Mortgage, Inc.	4.050%	11/10/38	350	342
[1]	Banc of America Commercial Mortgage, Inc.	4.153%	11/10/38	150	142
[1]	Banc of America Commercial Mortgage, Inc.	4.877%	7/10/42	1,700	1,527
[1]	Banc of America Commercial Mortgage, Inc.	5.118%	7/11/43	1,560	1,528
[1]	Banc of America Commercial Mortgage, Inc.	5.372%	9/10/45	1,200	1,062

[1]	Banc of America Commercial Mortgage, Inc.	5.115%	10/10/45	1,000	878
[1]	Banc of America Commercial Mortgage, Inc.	5.634%	7/10/46	1,300	1,158
[1]	Banc of America Commercial Mortgage, Inc.	5.414%	9/10/47	825	725
[1,4]	Banc of America Commercial Mortgage, Inc.	6.346%	2/10/51	2,000	1,784
[1,4]	Bank One Issuance Trust	2.598%	6/15/11	765	764
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	4,000	3,844
[1,4]	Bear Stearns Commercial Mortgage Securities, Inc.	5.630%	4/12/38	175	145
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	5.630%	4/12/38	250	224
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	5.849%	6/11/40	4,425	4,166
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	4.521%	11/11/41	250	234
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	5.742%	9/11/42	1,250	1,077
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/50	850	787
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/50	4,300	3,696
[1]	Bear Stearns Commercial Mortgage Securities, Inc.	5.700%	6/11/50	1,050	901
[1]	Capital Auto Receivables Asset Trust	4.680%	10/15/12	1,300	1,267
[1,4]	Capital One Multi-Asset Execution Trust	2.667%	9/15/11	5,000	4,991
[1,4]	Capital One Multi-Asset Execution Trust	2.588%	2/15/12	5,500	5,429
[1]	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	450	437
[1]	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	3,500	3,149
[1]	CDC Commercial Mortgage Trust	5.676%	11/15/30	1,300	1,333
[1,4]	Chase Issuance Trust	2.498%	2/15/11	1,000	998
[1]	Chase Issuance Trust	4.650%	12/17/12	3,300	3,240
[1]	Chase Issuance Trust	5.400%	7/15/15	400	380
[1,4]	Citibank Credit Card Issuance Trust	2.677%	11/7/11	7,000	6,875
[1]	Citibank Credit Card Issuance Trust	4.150%	7/7/17	250	222
[1]	Citibank Credit Card Master Trust	5.875%	3/10/11	2,000	2,002
[1]	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	198	181
[1,4]	Citigroup Commercial Mortgage Trust	5.915%	3/15/49	1,200	1,070

[1,4]	Citigroup Commercial Mortgage Trust	5.889%	12/10/49	300	260
[1,4]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.399%	7/15/44	525	466
[1]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.399%	7/15/44	1,600	1,420
[1]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	1,700	1,480
[1]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	3,025	2,841
[1]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/49	1,410	1,194
[1,3]	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	421	411
[1]	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	1,800	1,584
[1]	Commercial Mortgage Pass-Through Certificates	5.248%	12/10/46	200	189
[1,4]	Commercial Mortgage Pass-Through Certificates	6.010%	12/10/49	1,725	1,507
[1]	Countrywide Home Loans	4.813%	5/25/33	417	380
[1,4]	Credit Suisse First Boston Mortgage Securities Corp.	5.014%	2/15/38	1,000	886
[1]	Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/38	575	511
[1]	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	6,950	6,109
[1]	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	1,475	1,321
[1]	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	1,825	1,632
[1,4]	Credit Suisse Mortgage Capital Certificates	5.913%	6/15/39	1,750	1,521
[1]	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	800	683
[1,4]	CWCapital Cobalt	6.015%	5/15/46	2,000	1,746
[1]	DaimlerChrysler Auto Trust	4.200%	7/8/10	426	426
[1]	DaimlerChrysler Auto Trust	5.330%	8/8/10	1,064	1,061
[1,4]	DaimlerChrysler Master Owner Trust	2.513%	12/15/10	705	700

[1]	Discover Card Master Trust	5.650%	12/15/15	1,650	1,563
[1,4]	Discover Card Master Trust I	2.508%	5/15/11	2,000	1,994
[1,4]	Discover Card Master Trust I	2.598%	5/15/11	450	449
[1]	First Union National Bank Commercial Mortgage Trust	6.223%	12/12/33	350	341
[1]	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	226	223
[1,4]	GE Capital Commercial Mortgage Corp.	5.518%	3/10/44	2,000	1,772
[1]	GE Capital Credit Card Master Note Trust	5.080%	9/15/12	5,300	5,205
[1]	GMAC Commercial Mortgage Securities, Inc.	7.455%	8/16/33	303	313
[1]	GMAC Commercial Mortgage Securities, Inc.	6.700%	4/15/34	650	669
[1]	GMAC Commercial Mortgage Securities, Inc.	4.908%	3/10/38	75	68
[1]	GMAC Commercial Mortgage Securities, Inc.	4.646%	4/10/40	250	242
[1]	GMAC Commercial Mortgage Securities, Inc.	4.864%	12/10/41	150	136
[1]	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	500	479
[1]	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	1,230	1,184
[1]	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	205	199
[1]	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,700	1,502
[1]	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,950	1,709
[1]	GS Mortgage Securities Corp. II	5.506%	4/10/38	967	939
[1,4]	GS Mortgage Securities Corp. II	5.553%	4/10/38	700	626
[1]	GS Mortgage Securities Corp. II	5.396%	8/10/38	1,825	1,682
[1]	GS Mortgage Securities Corp. II	5.993%	8/10/45	1,450	1,269
[1]	Honda Auto Receivables Owner Trust	5.300%	7/21/10	934	933
[1]	Honda Auto Receivables Owner Trust	5.120%	10/15/10	2,322	2,314
[1]	Honda Auto Receivables Owner Trust	4.880%	9/18/14	600	589
[1]	JPMorgan Chase Commercial Mortgage Securities	6.260%	3/15/33	220	227

[1]	JPMorgan Chase Commercial Mortgage Securities	5.050%	12/12/34	350	336
[1]	JPMorgan Chase Commercial Mortgage Securities	4.824%	9/12/37	350	331
[1,4]	JPMorgan Chase Commercial Mortgage Securities	4.948%	9/12/37	28	23
[1]	JPMorgan Chase Commercial Mortgage Securities	5.160%	4/15/43	4,110	4,074
[1,4]	JPMorgan Chase Commercial Mortgage Securities	5.475%	4/15/43	350	310
[1]	JPMorgan Chase Commercial Mortgage Securities	6.065%	4/15/45	1,750	1,595
[1]	JPMorgan Chase Commercial Mortgage Securities	5.992%	6/15/49	3,480	3,288
[1]	JPMorgan Chase Commercial Mortgage Securities	6.007%	6/15/49	1,950	1,705
[1]	JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/51	2,545	2,202
[1]	JPMorgan Chase Commercial Mortgage Securities	5.855%	2/12/51	650	606
[1,4]	JPMorgan Chase Commercial Mortgage Securities	5.882%	2/15/51	1,655	1,442
[1]	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	1,242	1,104
[1]	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	575	503
[1]	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	100	97
[1]	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	2,025	1,794
[1]	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	550	527
[1,4]	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	1,625	1,462
[1]	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	875	733
[1,4]	LB-UBS Commercial Mortgage Trust	6.317%	4/15/41	1,825	1,600
[1]	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	2,600	2,224
[1]	LB-UBS Commerical Mortgage Trust	4.960%	12/15/31	250	228
[1,4]	MBNA Credit Card Master Note Trust	2.588%	12/15/11	15,565	15,394

[1,4]	MBNA Credit Card Master Note Trust	2.941%	12/15/11	250	247
[1]	MBNA Master Credit Card Trust	7.000%	2/15/12	5,800	5,879
[1]	Merrill Lynch Mortgage Trust	5.236%	11/12/35	350	324
[1]	Merrill Lynch Mortgage Trust	5.841%	5/12/39	350	316
[1,4]	Merrill Lynch Mortgage Trust	5.291%	1/12/44	1,650	1,458
[1,4]	Merrill Lynch Mortgage Trust	6.023%	6/12/50	1,550	1,356
[1]	Merrill Lynch Mortgage Trust	5.425%	2/12/51	250	230
[1]	Merrill Lynch Mortgage Trust	5.690%	2/12/51	825	705
[1]	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.104%	6/12/46	1,475	1,347
[1]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	1,575	1,336
[1]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	725	676
[1]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.700%	9/12/49	2,000	1,720
[1]	Morgan Stanley Capital I	4.850%	6/13/41	1,300	1,283
[1]	Morgan Stanley Capital I	5.270%	6/13/41	400	366
[1]	Morgan Stanley Capital I	5.328%	11/12/41	250	217
[1]	Morgan Stanley Capital I	4.970%	12/15/41	275	251
[1]	Morgan Stanley Capital I	5.168%	1/14/42	425	381
[1,4]	Morgan Stanley Capital I	5.803%	6/13/42	850	764
[1]	Morgan Stanley Capital I	5.230%	9/15/42	1,050	931
[1]	Morgan Stanley Capital I	5.943%	10/15/42	550	499
[1]	Morgan Stanley Capital I	6.457%	1/11/43	1,525	1,364
[1,4]	Morgan Stanley Capital I	5.559%	3/12/44	2,050	1,827
[1]	Morgan Stanley Capital I	5.809%	12/12/49	1,375	1,190
[1]	Morgan Stanley Capital I	5.090%	10/12/52	500	482
[1]	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	475	460
[1]	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	825	820
[1]	PSE&G Transition Funding LLC	6.890%	12/15/17	2,000	2,097
[1]	Salomon Brothers Mortgage Securities VII	5.513%	9/25/33	1,273	1,214
[1]	USAA Auto Owner Trust	4.550%	2/16/10	126	126
[1]	USAA Auto Owner Trust	5.360%	2/15/11	791	792
[1]	USAA Auto Owner Trust	4.710%	2/18/14	925	899
[1,4]	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	150	139

[1]	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	250	246
[1]	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	500	449
[1]	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	450	447
[1,4]	Wachovia Bank Commercial Mortgage Trust	5.408%	7/15/41	1,425	1,312
[1]	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	1,150	1,019
[1,4]	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	400	354
[1]	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	350	308
[1,4]	Wachovia Bank Commercial Mortgage Trust	5.926%	5/15/43	900	815
[1]	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	1,050	903
[1,4]	Wachovia Bank Commercial Mortgage Trust	5.384%	10/15/44	950	851
[1,4]	Wachovia Bank Commercial Mortgage Trust	5.440%	12/15/44	2,300	2,039
[1]	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	1,500	1,356
[1]	World Omni Auto Receivables Trust	3.940%	10/15/12	800	785
					199,724
Finance (3.1%)
	Banking (1.4%)
	Abbey National PLC	7.950%	10/26/29	650	643
[3]	Banco Bilbao Vizcaya ARG	5.750%	7/20/17	1,950	2,089
[1]	Bank of America Capital Trust XIV	5.630%	12/31/49	200	106
	Bank of America Corp.	4.500%	8/1/10	1,425	1,407
	Bank of America Corp.	4.250%	10/1/10	300	290
	Bank of America Corp.	4.375%	12/1/10	475	457
	Bank of America Corp.	6.250%	4/15/12	350	343
	Bank of America Corp.	4.900%	5/1/13	375	352
	Bank of America Corp.	5.375%	6/15/14	175	165
	Bank of America Corp.	5.125%	11/15/14	2,075	1,908
	Bank of America Corp.	5.250%	12/1/15	275	237
	Bank of America Corp.	5.750%	8/15/16	275	250
	Bank of America Corp.	5.625%	10/14/16	1,875	1,632
	Bank of America Corp.	5.300%	3/15/17	325	281

	Bank of America Corp.	5.420%	3/15/17	1,450	1,237
	Bank of America Corp.	6.100%	6/15/17	350	324
	Bank of America Corp.	5.625%	3/8/35	350	230
	Bank of America Corp.	6.000%	10/15/36	600	472
	Bank of New York Mellon	4.950%	1/14/11	500	497
	Bank of New York Mellon	4.950%	11/1/12	1,425	1,385
	Bank of New York Mellon	4.950%	3/15/15	800	713
	Bank of Tokyo-Mitsubishi	8.400%	4/15/10	500	527
	Bank One Corp.	7.875%	8/1/10	375	385
	Bank One Corp.	5.250%	1/30/13	925	855
	Bank One Corp.	4.900%	4/30/15	475	421
[1]	Barclays Bank PLC	6.278%	12/29/49	350	246
	BB&T Capital Trust II	6.750%	6/7/36	1,100	782
	BB&T Corp.	6.500%	8/1/11	375	370
	BB&T Corp.	4.750%	10/1/12	300	273
	BB&T Corp.	5.200%	12/23/15	650	532
	BB&T Corp.	5.625%	9/15/16	100	85
	BB&T Corp.	5.250%	11/1/19	400	298
	Bear Stearns Co., Inc.	4.550%	6/23/10	775	736
	Bear Stearns Co., Inc.	5.350%	2/1/12	900	879
	Bear Stearns Co., Inc.	5.700%	11/15/14	750	684
	Bear Stearns Co., Inc.	5.300%	10/30/15	985	890
	Bear Stearns Co., Inc.	5.550%	1/22/17	1,150	975
	Bear Stearns Co., Inc.	6.400%	10/2/17	800	762
	Bear Stearns Co., Inc.	7.250%	2/1/18	375	373
	Charter One Bank N.A.	5.500%	4/26/11	1,700	1,740
[1,3]	Citicorp Lease Pass-Through Trust	8.040%	12/15/19	1,700	1,641
[1]	Citigroup Capital XXI	8.300%	12/21/57	1,300	1,058
	Citigroup, Inc.	4.625%	8/3/10	875	784
	Citigroup, Inc.	6.500%	1/18/11	1,125	1,079
	Citigroup, Inc.	5.125%	2/14/11	250	230
	Citigroup, Inc.	5.100%	9/29/11	875	789
	Citigroup, Inc.	6.000%	2/21/12	450	412
	Citigroup, Inc.	5.625%	8/27/12	350	313
	Citigroup, Inc.	5.300%	10/17/12	2,475	2,176
	Citigroup, Inc.	6.500%	8/19/13	1,625	1,442
	Citigroup, Inc.	5.000%	9/15/14	3,750	2,776
	Citigroup, Inc.	4.875%	5/7/15	75	60
	Citigroup, Inc.	5.300%	1/7/16	275	234
	Citigroup, Inc.	5.500%	2/15/17	100	81
	Citigroup, Inc.	6.000%	8/15/17	150	124
	Citigroup, Inc.	6.125%	11/21/17	1,100	891
	Citigroup, Inc.	6.125%	5/15/18	125	102
	Citigroup, Inc.	6.625%	6/15/32	1,050	869
	Citigroup, Inc.	5.875%	2/22/33	900	673
	Citigroup, Inc.	6.000%	10/31/33	225	171
	Citigroup, Inc.	5.850%	12/11/34	50	36
	Citigroup, Inc.	5.875%	5/29/37	225	160
	Citigroup, Inc.	6.875%	3/5/38	125	103
	Colonial Bank NA	6.375%	12/1/15	150	111
	Comerica Bank	5.200%	8/22/17	300	165
	Compass Bank	6.400%	10/1/17	150	129
	Compass Bank	5.900%	4/1/26	225	161

	Credit Suisse First Boston USA, Inc.	4.125%	1/15/10	1,500	1,486
	Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	225	220
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	750	742
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	250	245
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	1,425	1,421
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	250	227
	Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	350	318
	Credit Suisse First Boston USA, Inc.	5.850%	8/16/16	750	703
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	200	195
[1]	Credit Suisse First Boston USA, Inc.	5.860%	5/15/49	450	342
	Credit Suisse New York	5.000%	5/15/13	675	644
	Credit Suisse New York	6.000%	2/15/18	1,025	944
	Deutsche Bank AG London	5.375%	10/12/12	925	891
	Deutsche Bank AG London	4.875%	5/20/13	750	706
	Deutsche Bank AG London	6.000%	9/1/17	1,150	1,109
	Deutsche Bank Financial LLC	5.375%	3/2/15	900	844
	Fifth Third Bancorp.	4.200%	2/23/10	250	128
	Fifth Third Bancorp.	6.250%	5/1/13	250	163
	Fifth Third Bancorp.	4.750%	2/1/15	325	147
	Fifth Third Bancorp.	8.250%	3/1/38	200	152
	First Tennessee Bank	5.050%	1/15/15	200	132
	FirstStar Bank	7.125%	12/1/09	750	764
	Fleet Capital Trust II	7.920%	12/11/26	500	494
	Fleet Financial Group, Inc.	6.875%	1/15/28	600	559
	Golden West Financial Corp.	4.750%	10/1/12	375	300
[3]	HBOS Treasury Services PLC	5.250%	2/21/17	1,950	1,661
[3]	HBOS Treasury Services PLC	6.750%	5/21/18	425	345
	HSBC Bank USA	4.625%	4/1/14	200	178
	HSBC Bank USA	5.875%	11/1/34	300	230
	HSBC Bank USA	5.625%	8/15/35	900	664
	HSBC Holdings PLC	7.625%	5/17/32	400	383
	HSBC Holdings PLC	7.350%	11/27/32	400	372
	HSBC Holdings PLC	6.500%	5/2/36	1,225	1,019
	HSBC Holdings PLC	6.500%	9/15/37	525	436
	HSBC Holdings PLC	6.800%	6/1/38	125	108
[3]	ICICI Bank Ltd.	6.625%	10/3/12	25	24
	JPM Capital Trust	6.550%	9/29/36	600	455
	JPMorgan Capital Trust	5.875%	3/15/35	1,400	1,004
	JPMorgan Chase & Co.	6.750%	2/1/11	300	299

	JPMorgan Chase & Co.	5.600%	6/1/11	1,200	1,195
	JPMorgan Chase & Co.	4.850%	6/16/11	1,025	995
	JPMorgan Chase & Co.	4.500%	1/15/12	675	627
	JPMorgan Chase & Co.	6.625%	3/15/12	425	427
	JPMorgan Chase & Co.	5.375%	10/1/12	1,825	1,715
	JPMorgan Chase & Co.	5.750%	1/2/13	350	329
	JPMorgan Chase & Co.	5.375%	1/15/14	150	137
	JPMorgan Chase & Co.	5.125%	9/15/14	375	341
	JPMorgan Chase & Co.	4.750%	3/1/15	125	110
	JPMorgan Chase & Co.	5.150%	10/1/15	675	596
	JPMorgan Chase & Co.	5.875%	6/13/16	1,650	1,567
	JPMorgan Chase & Co.	6.400%	5/15/38	2,275	1,979
	JPMorgan Chase Capital XXII	6.450%	2/2/37	650	471
	JPMorgan Chase Capital XXV	6.800%	10/1/37	725	556
	KeyBank NA	5.800%	7/1/14	150	111
	KeyBank NA	4.950%	9/15/15	725	489
	KeyBank NA	5.450%	3/3/16	300	195
	KeyCorp	6.500%	5/14/13	50	36
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	503
	Marshall & Ilsley Bank	4.850%	6/16/15	375	279
	Marshall & Ilsley Bank	5.000%	1/17/17	750	534
	MBNA America Bank NA	6.625%	6/15/12	350	339
	MBNA Corp.	6.125%	3/1/13	500	494
	MBNA Corp.	5.000%	6/15/15	400	351
	Mellon Funding Corp.	5.000%	12/1/14	250	224
	National City Bank	4.625%	5/1/13	750	338
	National City Corp.	4.900%	1/15/15	500	275
[1]	National City Preferred Capital Trust I	12.000%	12/31/49	1,100	473
[3]	Nationwide Building Society	5.500%	7/18/12	2,000	2,059
	NB Capital Trust IV	8.250%	4/15/27	1,000	908
	North Fork Bancorp., Inc.	5.875%	8/15/12	600	540
[3]	Northern Rock PLC	5.625%	6/22/17	2,500	2,546
	Northern Trust Co.	5.500%	8/15/13	100	102
	Northern Trust Co.	6.500%	8/15/18	75	76
	PNC Bank NA	4.875%	9/21/17	1,275	1,095
	PNC Bank NA	6.000%	12/7/17	350	327
	PNC Funding Corp.	5.250%	11/15/15	250	221
	Regions Bank	7.500%	5/15/18	325	260
	Regions Financial Corp.	7.000%	3/1/11	750	696
	Regions Financial Corp.	6.375%	5/15/12	75	66
	Regions Financial Corp.	7.375%	12/10/37	75	48
[1]	Regions Financial Corp.	6.625%	5/15/47	300	158
	Royal Bank of Canada	4.125%	1/26/10	1,400	1,384
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	325	328

	Royal Bank of Scotland Group PLC	5.000%	11/12/13	175	168
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	150	133
[1]	Royal Bank of Scotland Group PLC	7.648%	8/29/49	1,525	1,160
	Santander Central Hispano Issuances Ltd.	7.625%	9/14/10	400	409
	Santander Financial Issuances	6.375%	2/15/11	1,075	1,097
	Sanwa Bank Ltd.	7.400%	6/15/11	1,625	1,732
	Southtrust Corp.	5.800%	6/15/14	300	195
	Sovereign Bancorp, Inc.	4.800%	9/1/10	575	489
	Sovereign Bank	5.125%	3/15/13	250	145
[1,3]	Standard Chartered PLC	6.409%	12/31/49	300	222
	State Street Capital Trust	5.300%	1/15/16	300	273
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	1,300	1,426
	SunTrust Banks, Inc.	6.375%	4/1/11	500	494
	SunTrust Banks, Inc.	5.250%	11/5/12	325	295
	SunTrust Banks, Inc.	5.200%	1/17/17	750	593
	SunTrust Banks, Inc.	6.000%	9/11/17	375	321
	SunTrust Banks, Inc.	5.450%	12/1/17	100	81
	SunTrust Banks, Inc.	7.250%	3/15/18	75	68
	SunTrust Capital VIII	6.100%	12/15/36	175	85
	Swiss Bank Corp.	7.000%	10/15/15	750	727
	Synovus Financial Corp.	5.125%	6/15/17	500	346
	UBS AG	5.875%	12/20/17	1,400	1,283
	UBS AG	5.750%	4/25/18	50	45
	UFJ Finance Aruba AEC	6.750%	7/15/13	500	521
	Union Bank of California NA	5.950%	5/11/16	450	400
	Union Planters Corp.	7.750%	3/1/11	1,000	967
	UnionBanCal Corp.	5.250%	12/16/13	150	142
	US Bank NA	6.375%	8/1/11	250	256
	US Bank NA	6.300%	2/4/14	250	244
[1]	USB Capital IX	6.189%	4/15/49	300	150
	Wachovia Bank NA	4.800%	11/1/14	500	330
	Wachovia Bank NA	4.875%	2/1/15	1,030	700
	Wachovia Bank NA	5.850%	2/1/37	1,050	630
	Wachovia Bank NA	6.600%	1/15/38	250	125
[1,4]	Wachovia Capital Trust III	5.800%	3/15/42	825	347
	Wachovia Corp.	4.375%	6/1/10	450	383
	Wachovia Corp.	5.300%	10/15/11	675	574
	Wachovia Corp.	5.500%	5/1/13	1,875	1,561
	Wachovia Corp.	4.875%	2/15/14	170	112
	Wachovia Corp.	5.625%	10/15/16	500	320
	Wachovia Corp.	5.750%	6/15/17	300	225
	Wachovia Corp.	5.750%	2/1/18	100	80
[3]	Wachovia Corp.	8.000%	12/15/26	1,200	720
	Wachovia Corp.	7.500%	4/15/35	150	113
	Wachovia Corp.	5.500%	8/1/35	200	100
	Wachovia Corp.	6.550%	10/15/35	100	65

	Wells Fargo & Co.	4.200%	1/15/10	3,540	3,541
	Wells Fargo & Co.	4.875%	1/12/11	725	713
	Wells Fargo & Co.	5.300%	8/26/11	200	198
	Wells Fargo & Co.	5.250%	10/23/12	100	97
	Wells Fargo & Co.	4.375%	1/31/13	275	259
	Wells Fargo & Co.	4.950%	10/16/13	550	521
	Wells Fargo & Co.	5.625%	12/11/17	1,525	1,402
	Wells Fargo Bank NA	4.750%	2/9/15	1,650	1,495
	Wells Fargo Bank NA	5.750%	5/16/16	250	234
	Wells Fargo Bank NA	5.950%	8/26/36	500	435
	Wells Fargo Capital X	5.950%	12/15/36	425	359
[1]	Wells Fargo Capital XIII	7.700%	12/29/49	450	405
[1]	Wells Fargo Capital XV	9.750%	12/29/49	100	98
	World Savings Bank, FSB	4.125%	12/15/09	300	270
	Zions Bancorp.	5.500%	11/16/15	675	371

	Brokerage (0.5%)
	Ameriprise Financial Inc.	5.350%	11/15/10	625	621
	Ameriprise Financial Inc.	5.650%	11/15/15	525	463
	BlackRock, Inc.	6.250%	9/15/17	300	289
[1]	Goldman Sachs Capital II	5.793%	12/29/49	550	231
	Goldman Sachs Group, Inc.	4.500%	6/15/10	640	587
	Goldman Sachs Group, Inc.	6.875%	1/15/11	600	573
	Goldman Sachs Group, Inc.	6.600%	1/15/12	3,425	3,193
	Goldman Sachs Group, Inc.	5.450%	11/1/12	900	801
	Goldman Sachs Group, Inc.	5.250%	4/1/13	950	798
	Goldman Sachs Group, Inc.	4.750%	7/15/13	400	336
	Goldman Sachs Group, Inc.	5.250%	10/15/13	1,050	882
	Goldman Sachs Group, Inc.	5.150%	1/15/14	600	510
	Goldman Sachs Group, Inc.	5.000%	10/1/14	1,450	1,189
	Goldman Sachs Group, Inc.	5.125%	1/15/15	150	125
	Goldman Sachs Group, Inc.	5.350%	1/15/16	825	681
	Goldman Sachs Group, Inc.	5.625%	1/15/17	625	519
	Goldman Sachs Group, Inc.	6.250%	9/1/17	1,075	892
	Goldman Sachs Group, Inc.	5.950%	1/18/18	675	560
	Goldman Sachs Group, Inc.	6.150%	4/1/18	100	84
	Goldman Sachs Group, Inc.	5.950%	1/15/27	675	473

	Goldman Sachs Group, Inc.	6.125%	2/15/33	875	648
	Goldman Sachs Group, Inc.	6.345%	2/15/34	1,125	721
	Goldman Sachs Group, Inc.	6.450%	5/1/36	375	263
	Goldman Sachs Group, Inc.	6.750%	10/1/37	1,950	1,365
	Janus Capital Group	5.875%	9/15/11	300	286
	Janus Capital Group	6.700%	6/15/17	150	131
	Jefferies Group Inc.	6.450%	6/8/27	1,150	866
	Lazard Group	6.850%	6/15/17	450	373
[4,5]	Lehman Brothers Capital Trust VII	5.857%	11/29/49	375	—
[5]	Lehman Brothers Holdings, Inc.	6.000%	7/19/12	525	66
[5]	Lehman Brothers Holdings, Inc.	5.750%	5/17/13	1,175	147
[5]	Lehman Brothers Holdings, Inc.	5.500%	4/4/16	1,275	159
[5]	Lehman Brothers Holdings, Inc.	5.750%	1/3/17	125	—
[5]	Lehman Brothers Holdings, Inc.	6.500%	7/19/17	1,550	1
[5]	Lehman Brothers Holdings, Inc.	6.750%	12/28/17	1,325	3
[5]	Lehman Brothers Holdings, Inc.	6.000%	5/3/27	400	—
[5]	Lehman Brothers Holdings, Inc.	7.000%	9/27/27	350	46
[5]	Lehman Brothers Holdings, Inc.	7.500%	5/11/38	1,825	2
	Merrill Lynch & Co., Inc.	4.125%	9/10/09	650	606
	Merrill Lynch & Co., Inc.	4.250%	2/8/10	1,425	1,214
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	150	137
	Merrill Lynch & Co., Inc.	6.050%	8/15/12	175	156
	Merrill Lynch & Co., Inc.	5.450%	2/5/13	475	417
	Merrill Lynch & Co., Inc.	6.150%	4/25/13	950	839
	Merrill Lynch & Co., Inc.	5.000%	2/3/14	1,075	846
	Merrill Lynch & Co., Inc.	5.450%	7/15/14	125	99
	Merrill Lynch & Co., Inc.	5.000%	1/15/15	650	527
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	600	470
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	1,225	936
	Merrill Lynch & Co., Inc.	6.400%	8/28/17	1,000	800
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	800	700
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	750	564
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	225	152
	Merrill Lynch & Co., Inc.	7.750%	5/14/38	775	665
	Morgan Stanley Dean Witter	4.000%	1/15/10	1,475	1,217
	Morgan Stanley Dean Witter	4.250%	5/15/10	550	447

	Morgan Stanley Dean Witter	5.050%	1/21/11	100	72
	Morgan Stanley Dean Witter	6.750%	4/15/11	1,225	894
	Morgan Stanley Dean Witter	5.625%	1/9/12	1,250	850
	Morgan Stanley Dean Witter	5.750%	8/31/12	400	276
	Morgan Stanley Dean Witter	4.750%	4/1/14	1,200	600
	Morgan Stanley Dean Witter	6.000%	4/28/15	925	583
	Morgan Stanley Dean Witter	5.375%	10/15/15	650	423
	Morgan Stanley Dean Witter	5.750%	10/18/16	950	634
	Morgan Stanley Dean Witter	5.450%	1/9/17	975	634
	Morgan Stanley Dean Witter	5.550%	4/27/17	250	155
	Morgan Stanley Dean Witter	5.950%	12/28/17	750	510
	Morgan Stanley Dean Witter	6.625%	4/1/18	2,050	1,373
	Morgan Stanley Dean Witter	6.250%	8/9/26	1,050	640
	Morgan Stanley Dean Witter	7.250%	4/1/32	475	318

	Finance Companies (0.6%)
	Allied Capital Corp.	6.000%	4/1/12	275	255
	American Express Bank, FSB	5.550%	10/17/12	375	344
	American Express Bank, FSB	6.000%	9/13/17	525	464
	American Express Centurion Bank	5.200%	11/26/10	450	443
	American Express Centurion Bank	5.550%	10/17/12	250	229
	American Express Centurion Bank	6.000%	9/13/17	375	337
	American Express Co.	5.500%	9/12/16	350	295
	American Express Co.	6.150%	8/28/17	300	253
[1]	American Express Co.	6.800%	9/1/66	550	485
	American Express Credit Corp.	5.000%	12/2/10	725	706
	American Express Credit Corp.	5.875%	5/2/13	825	756
	American Express Credit Corp.	7.300%	8/20/13	1,125	1,079
[3]	American Express Travel	5.250%	11/21/11	125	121
	American General Finance Corp.	3.875%	10/1/09	400	284
	American General Finance Corp.	4.875%	5/15/10	975	575

	American General Finance Corp.	5.625%	8/17/11	550	297
	American General Finance Corp.	4.875%	7/15/12	150	69
	American General Finance Corp.	5.375%	10/1/12	50	20
	American General Finance Corp.	5.850%	6/1/13	975	448
	American General Finance Corp.	5.750%	9/15/16	375	169
	Block Financial LLC	7.875%	1/15/13	125	133
	Capital One Capital III	7.686%	8/15/36	525	238
	Capital One Capital IV	6.745%	2/17/37	300	150
	Capital One Financial Corp.	5.700%	9/15/11	375	318
	Capital One Financial Corp.	4.800%	2/21/12	50	45
	Capital One Financial Corp.	5.500%	6/1/15	225	195
	Capital One Financial Corp.	6.150%	9/1/16	50	39
	Capital One Financial Corp.	5.250%	2/21/17	50	41
	Capital One Financial Corp.	6.750%	9/15/17	650	586
	Capmark Financial Group	5.875%	5/10/12	100	50
	Capmark Financial Group	6.300%	5/10/17	300	120
	CIT Group Funding Co. of Canada	4.650%	7/1/10	300	198
	CIT Group Funding Co. of Canada	5.200%	6/1/15	850	425
	CIT Group, Inc.	4.250%	2/1/10	400	288
	CIT Group, Inc.	5.200%	11/3/10	775	473
	CIT Group, Inc.	5.600%	4/27/11	500	320
	CIT Group, Inc.	5.400%	3/7/13	150	93
	CIT Group, Inc.	5.125%	9/30/14	200	102
	CIT Group, Inc.	5.000%	2/1/15	400	204
	CIT Group, Inc.	5.400%	1/30/16	25	12
	CIT Group, Inc.	5.850%	9/15/16	300	153
	CIT Group, Inc.	5.650%	2/13/17	850	425
	CIT Group, Inc.	6.000%	4/1/36	500	205
[1]	CIT Group, Inc.	6.100%	3/15/67	25	9
	Countrywide Financial Corp.	5.800%	6/7/12	50	42
	Countrywide Home Loan	4.125%	9/15/09	425	382
	Countrywide Home Loan	4.000%	3/22/11	1,925	1,675
	General Electric Capital Corp.	4.125%	9/1/09	25	25
	General Electric Capital Corp.	5.250%	10/27/09	850	839
	General Electric Capital Corp.	4.875%	10/21/10	1,050	1,022

	General Electric Capital Corp.	6.125%	2/22/11	1,285	1,261
	General Electric Capital Corp.	5.500%	4/28/11	1,100	1,061
	General Electric Capital Corp.	5.875%	2/15/12	2,075	2,010
	General Electric Capital Corp.	4.375%	3/3/12	1,075	999
	General Electric Capital Corp.	5.000%	4/10/12	250	235
	General Electric Capital Corp.	6.000%	6/15/12	1,350	1,297
	General Electric Capital Corp.	5.250%	10/19/12	2,525	2,365
	General Electric Capital Corp.	5.450%	1/15/13	325	302
	General Electric Capital Corp.	5.500%	6/4/14	1,450	1,359
	General Electric Capital Corp.	5.650%	6/9/14	1,150	1,084
	General Electric Capital Corp.	5.375%	10/20/16	200	174
	General Electric Capital Corp.	5.400%	2/15/17	500	431
	General Electric Capital Corp.	5.625%	9/15/17	625	536
	General Electric Capital Corp.	5.625%	5/1/18	775	652
	General Electric Capital Corp.	6.750%	3/15/32	3,525	2,933
	General Electric Capital Corp.	6.150%	8/7/37	250	193
	General Electric Capital Corp.	5.875%	1/14/38	1,075	795
[1]	General Electric Capital Corp.	6.375%	11/15/67	1,400	1,200
[1]	HSBC Finance Capital Trust IX	5.911%	11/30/35	300	229
	HSBC Finance Corp.	4.125%	11/16/09	505	493
	HSBC Finance Corp.	5.250%	1/14/11	1,045	1,011
	HSBC Finance Corp.	5.700%	6/1/11	1,700	1,634
	HSBC Finance Corp.	6.375%	10/15/11	1,450	1,390
	HSBC Finance Corp.	5.900%	6/19/12	1,050	998
	HSBC Finance Corp.	5.250%	1/15/14	825	768
	HSBC Finance Corp.	5.000%	6/30/15	1,275	1,119
	International Lease Finance Corp.	4.875%	9/1/10	225	173
	International Lease Finance Corp.	5.125%	11/1/10	400	308
	International Lease Finance Corp.	5.450%	3/24/11	400	296
	International Lease Finance Corp.	5.750%	6/15/11	925	684
	International Lease Finance Corp.	5.300%	5/1/12	150	108

	International Lease Finance Corp.	5.000%	9/15/12	2,175	1,457
	iStar Financial Inc.	6.000%	12/15/10	250	149
	iStar Financial Inc.	5.650%	9/15/11	175	90
	iStar Financial Inc.	5.150%	3/1/12	1,100	561
	iStar Financial Inc.	5.950%	10/15/13	25	13
	iStar Financial Inc.	5.875%	3/15/16	375	217
	iStar Financial Inc.	5.850%	3/15/17	50	28
	SLM Corp.	4.500%	7/26/10	150	120
	SLM Corp.	5.400%	10/25/11	325	244
	SLM Corp.	5.375%	1/15/13	1,250	900
	SLM Corp.	5.000%	10/1/13	300	204
	SLM Corp.	8.450%	6/15/18	1,225	853
	SLM Corp.	5.625%	8/1/33	700	431

	Insurance (0.4%)
	ACE Capital Trust II	9.700%	4/1/30	75	72
	ACE INA Holdings, Inc.	5.600%	5/15/15	125	117
	ACE INA Holdings, Inc.	5.700%	2/15/17	450	418
	AEGON Funding Corp.	5.750%	12/15/20	50	43
	AEGON NV	4.750%	6/1/13	75	71
	Aetna, Inc.	7.875%	3/1/11	300	314
	Aetna, Inc.	5.750%	6/15/11	75	76
	Aetna, Inc.	6.500%	9/15/18	175	171
	Aetna, Inc.	6.625%	6/15/36	650	584
	Aetna, Inc.	6.750%	12/15/37	250	227
	Allied World Assurance	7.500%	8/1/16	550	498
	Allstate Corp.	7.200%	12/1/09	325	328
	Allstate Corp.	6.125%	2/15/12	100	101
	Allstate Corp.	5.000%	8/15/14	25	23
	Allstate Corp.	6.125%	12/15/32	250	216
	Allstate Corp.	5.550%	5/9/35	100	79
[1]	Allstate Corp.	6.125%	5/15/37	200	150
[1]	Allstate Corp.	6.500%	5/15/57	200	132
	Ambac, Inc.	5.950%	12/5/35	1,250	450
	Ambac, Inc.	6.150%	2/7/87	100	25
	American General Capital II	8.500%	7/1/30	700	287
	American International Group, Inc.	4.700%	10/1/10	200	132
	American International Group, Inc.	5.375%	10/18/11	400	244
	American International Group, Inc.	4.950%	3/20/12	700	388
	American International Group, Inc.	4.250%	5/15/13	1,025	543
	American International Group, Inc.	5.600%	10/18/16	125	64
	American International Group, Inc.	6.250%	5/1/36	700	336
[1,3]	American International Group, Inc.	8.175%	5/15/58	1,450	210
	Aon Capital Trust	8.205%	1/1/27	100	87

	Arch Capital Group Ltd.	7.350%	5/1/34	375	367
	Aspen Insurance Holdings Ltd.	6.000%	8/15/14	300	275
	Assurant, Inc.	5.625%	2/15/14	200	181
	Assurant, Inc.	6.750%	2/15/34	400	322
	AXA SA	8.600%	12/15/30	1,125	1,077
	Axis Capital Holdings Ltd.	5.750%	12/1/14	275	254
	Berkshire Hathaway Finance Corp.	4.125%	1/15/10	1,750	1,766
	Berkshire Hathaway Finance Corp.	4.200%	12/15/10	400	405
[3]	Berkshire Hathaway Finance Corp.	4.600%	5/15/13	75	74
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	175	173
	Berkshire Hathaway Finance Corp.	5.100%	7/15/14	50	50
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	700	684
[3]	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	75	74
	Chubb Corp.	5.750%	5/15/18	175	158
	Chubb Corp.	6.000%	5/11/37	650	549
	Chubb Corp.	6.500%	5/15/38	175	150
[1]	Chubb Corp.	6.375%	3/29/67	250	198
	CIGNA Corp.	6.150%	11/15/36	500	427
	Cincinnati Financial Corp.	6.125%	11/1/34	325	260
	CNA Financial Corp.	6.000%	8/15/11	300	303
	CNA Financial Corp.	6.500%	8/15/16	475	445
	Commerce Group, Inc.	5.950%	12/9/13	175	173
	Coventry Health Care Inc.	6.300%	8/15/14	375	347
[1]	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	275	172
	Fund American Cos., Inc.	5.875%	5/15/13	150	117
	GE Global Insurance Holdings Corp.	6.450%	3/1/19	500	434
	GE Global Insurance Holdings Corp.	7.000%	2/15/26	175	149
	GE Global Insurance Holdings Corp.	7.750%	6/15/30	300	268
	Genworth Financial, Inc.	4.950%	10/1/15	125	94
	Genworth Financial, Inc.	6.500%	6/15/34	425	276
[1]	Genworth Financial, Inc.	6.150%	11/15/66	125	56
	Hartford Financial Services Group, Inc.	5.250%	10/15/11	175	163
	Hartford Financial Services Group, Inc.	5.500%	10/15/16	175	152
	Hartford Financial Services Group, Inc.	5.375%	3/15/17	150	128
	Hartford Financial Services Group, Inc.	6.300%	3/15/18	250	224
	Hartford Financial Services Group, Inc.	6.000%	1/15/19	100	87

	Hartford Financial Services Group, Inc.	5.950%	10/15/36	325	248
[1]	Hartford Financial Services Group, Inc.	8.125%	6/15/38	125	102
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	225	174
	Humana Inc.	6.450%	6/1/16	625	567
	Humana Inc.	7.200%	6/15/18	325	305
	Humana Inc.	8.150%	6/15/38	325	309
[1]	ING Capital Funding Trust III	5.775%	12/8/49	875	703
	ING USA Global	4.500%	10/1/10	675	676
	Lincoln National Corp.	6.200%	12/15/11	550	550
	Lincoln National Corp.	6.150%	4/7/36	350	295
[1]	Lincoln National Corp.	7.000%	5/17/66	400	301
[1]	Lincoln National Corp.	6.050%	4/20/67	175	118
	Loews Corp.	6.000%	2/1/35	200	178
	Marsh & McLennan Cos., Inc.	6.250%	3/15/12	275	283
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	350	338
	Marsh & McLennan Cos., Inc.	5.875%	8/1/33	100	85
	MetLife, Inc.	5.000%	6/15/15	1,000	891
	MetLife, Inc.	6.500%	12/15/32	75	66
	MetLife, Inc.	6.375%	6/15/34	375	322
	MetLife, Inc.	5.700%	6/15/35	125	97
	MetLife, Inc.	6.400%	12/15/36	300	188
	Principal Financial Group, Inc.	6.050%	10/15/36	250	197
	Principal Life Income Funding	5.125%	3/1/11	525	527
	Principal Life Income Funding	5.300%	12/14/12	100	100
	Principal Life Income Funding	5.300%	4/24/13	250	250
	Principal Life Income Funding	5.100%	4/15/14	475	459
	Progressive Corp.	6.375%	1/15/12	350	359
	Progressive Corp.	6.625%	3/1/29	500	490
[1]	Progressive Corp.	6.700%	6/15/37	425	348
	Protective Life Secured Trust	4.850%	8/16/10	375	383
	Prudential Financial, Inc.	5.800%	6/15/12	425	416
	Prudential Financial, Inc.	5.150%	1/15/13	75	71
	Prudential Financial, Inc.	4.500%	7/15/13	450	415
	Prudential Financial, Inc.	4.750%	4/1/14	150	137
	Prudential Financial, Inc.	5.100%	9/20/14	250	221
	Prudential Financial, Inc.	5.500%	3/15/16	50	46
	Prudential Financial, Inc.	6.100%	6/15/17	100	96
	Prudential Financial, Inc.	5.750%	7/15/33	200	165
	Prudential Financial, Inc.	5.400%	6/13/35	150	113
	Prudential Financial, Inc.	5.900%	3/17/36	325	260

	Prudential Financial, Inc.	5.700%	12/14/36	550	427
	Torchmark Corp.	6.375%	6/15/16	425	433
	Travelers Cos. Inc.	5.800%	5/15/18	775	712
[1]	Travelers Cos. Inc.	6.250%	3/15/37	250	184
	Travelers Cos. Inc.	6.250%	6/15/37	200	171
	Travelers Cos., Inc.	5.500%	12/1/15	600	562
	Travelers Cos., Inc.	6.250%	6/20/16	100	97
	UnitedHealth Group, Inc.	5.000%	8/15/14	350	322
	UnitedHealth Group, Inc.	4.875%	3/15/15	250	227
	UnitedHealth Group, Inc.	6.000%	6/15/17	100	94
	UnitedHealth Group, Inc.	6.000%	11/15/17	100	91
	UnitedHealth Group, Inc.	6.000%	2/15/18	600	552
	UnitedHealth Group, Inc.	6.500%	6/15/37	200	168
	UnitedHealth Group, Inc.	6.625%	11/15/37	325	271
	UnitedHealth Group, Inc.	6.875%	2/15/38	250	218
	WellPoint Inc.	4.250%	12/15/09	175	175
	WellPoint Inc.	6.375%	1/15/12	200	202
	WellPoint Inc.	6.800%	8/1/12	550	571
	WellPoint Inc.	5.000%	12/15/14	125	115
	WellPoint Inc.	5.250%	1/15/16	125	115
	WellPoint Inc.	5.875%	6/15/17	400	374
	WellPoint Inc.	5.850%	1/15/36	150	118
	Willis North America Inc.	5.625%	7/15/15	400	368
	Willis North America Inc.	6.200%	3/28/17	300	261
	XL Capital Ltd.	6.375%	11/15/24	100	81
	XL Capital Ltd.	6.250%	5/15/27	500	384
[1]	XL Capital Ltd.	6.500%	12/15/49	400	242

Other Finance (0.0%)
Chicago Mercantile Exchange Group Inc.	5.400%	8/1/13	550	555
Orix Corp.	5.480%	11/22/11	350	333
XTRA Finance Corp.	5.150%	4/1/17	575	558

Real Estate Investment Trusts (0.2%)
AMB Property LP	6.300%	6/1/13	150	147
AvalonBay Communities, Inc.	5.500%	1/15/12	225	210
AvalonBay Communities, Inc.	5.750%	9/15/16	100	86
Boston Properties, Inc.	6.250%	1/15/13	500	499
Brandywine Operating Partnership	4.500%	11/1/09	425	414
Brandywine Operating Partnership	5.400%	11/1/14	225	192
Camden Property Trust	5.700%	5/15/17	325	275
Colonial Realty LP	5.500%	10/1/15	250	214
Duke Realty LP	5.625%	8/15/11	175	157
Duke Realty LP	5.950%	2/15/17	200	181
ERP Operating LP	6.625%	3/15/12	400	392
ERP Operating LP	5.125%	3/15/16	650	533
ERP Operating LP	5.375%	8/1/16	275	235

	HCP Inc.	6.700%	1/30/18	200	173
	Health Care Property Investors, Inc.	6.450%	6/25/12	525	501
	Health Care Property Investors, Inc.	6.300%	9/15/16	300	258
	Health Care Property Investors, Inc.	5.625%	5/1/17	25	20
	Health Care REIT, Inc.	6.000%	11/15/13	500	475
	Health Care REIT, Inc.	6.200%	6/1/16	325	290
	Hospitality Properties	5.125%	2/15/15	500	387
	HRPT Properties Trust	6.250%	8/15/16	700	610
	Kimco Realty Corp.	5.783%	3/15/16	125	113
	Liberty Property LP	5.500%	12/15/16	100	83
	National Retail Properties	6.875%	10/15/17	875	790
	Nationwide Health Properties, Inc.	6.250%	2/1/13	375	373
	ProLogis	5.250%	11/15/10	250	237
	ProLogis	5.500%	3/1/13	175	166
	ProLogis	5.625%	11/15/15	350	309
	ProLogis	5.750%	4/1/16	400	356
	Realty Income Corp.	6.750%	8/15/19	525	484
	Regency Centers LP	6.750%	1/15/12	800	800
	Regency Centers LP	5.250%	8/1/15	75	68
	Simon Property Group Inc.	4.875%	8/15/10	1,000	965
	Simon Property Group Inc.	5.000%	3/1/12	175	164
	Simon Property Group Inc.	5.750%	12/1/15	325	291
	Simon Property Group Inc.	5.250%	12/1/16	1,125	962
	Simon Property Group Inc.	5.875%	3/1/17	650	578
	Simon Property Group Inc.	6.125%	5/30/18	325	291
	Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	400	353
	Vornado Realty	5.600%	2/15/11	750	687
					262,411
Industrial (3.7%)
	Basic Industry (0.3%)
	Agrium Inc.	6.750%	1/15/19	875	867
	Alcan, Inc.	4.875%	9/15/12	325	318
	Alcan, Inc.	4.500%	5/15/13	125	121
	Alcan, Inc.	5.000%	6/1/15	250	232
	Alcan, Inc.	7.250%	3/15/31	250	251
	Alcan, Inc.	6.125%	12/15/33	800	692
	Alcoa, Inc.	5.720%	2/23/19	405	353
	Alcoa, Inc.	5.900%	2/1/27	175	137
	Aluminum Co. of America	6.750%	1/15/28	500	435
[3]	ArcelorMittal	5.375%	6/1/13	925	890
[3]	ArcelorMittal	6.125%	6/1/18	425	390
	Barrick Gold Finance Inc.	6.125%	9/15/13	25	25
	Barrick Gold Finance Inc.	4.875%	11/15/14	825	769
	Barrick North America Finance LLC	6.800%	9/15/18	25	24
	Barrick North America Finance LLC	7.500%	9/15/38	25	24
	BHP Billiton Finance Ltd.	5.400%	3/29/17	350	326

BHP Finance USA Ltd.	8.500%	12/1/12	500	560
Celulosa Arauco Constitution SA	8.625%	8/15/10	250	266
Celulosa Arauco Constitution SA	5.625%	4/20/15	775	727
Commercial Metals Co.	6.500%	7/15/17	175	161
Dow Chemical Co.	6.125%	2/1/11	625	651
Dow Chemical Co.	6.000%	10/1/12	50	51
Dow Chemical Co.	5.700%	5/15/18	450	422
Dow Chemical Co.	7.375%	11/1/29	100	96
E.I. du Pont de Nemours & Co.	6.875%	10/15/09	230	238
E.I. du Pont de Nemours & Co.	4.125%	4/30/10	195	194
E.I. du Pont de Nemours & Co.	4.750%	11/15/12	125	123
E.I. du Pont de Nemours & Co.	6.500%	1/15/28	500	495
Falconbridge Ltd.	7.350%	6/5/12	375	381
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	700	684
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	875	857
Inco Ltd.	5.700%	10/15/15	450	416
Inco Ltd.	7.200%	9/15/32	100	90
International Paper Co.	5.850%	10/30/12	201	194
International Paper Co.	5.300%	4/1/15	525	466
Lubrizol Corp.	5.500%	10/1/14	850	818
Monsanto Co.	7.375%	8/15/12	350	377
Newmont Mining	5.875%	4/1/35	325	255
Noranda, Inc.	7.250%	7/15/12	250	253
Noranda, Inc.	5.500%	6/15/17	250	225
Nucor Corp.	5.000%	6/1/13	125	123
Nucor Corp.	5.750%	12/1/17	100	96
Nucor Corp.	5.850%	6/1/18	400	381
Nucor Corp.	6.400%	12/1/37	250	232
Placer Dome, Inc.	6.450%	10/15/35	375	328
Plum Creek Timber Co.	5.875%	11/15/15	400	368
Potash Corp. of Saskatchewan	7.750%	5/31/11	400	430
Praxair, Inc.	3.950%	6/1/13	750	727
Praxair, Inc.	5.250%	11/15/14	150	150
Praxair, Inc.	5.200%	3/15/17	25	24
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	400	391
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	400	382
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	215
Rohm & Haas Co.	7.850%	7/15/29	600	603
Southern Copper Corp.	7.500%	7/27/35	650	608
Teck Cominco Ltd.	6.125%	10/1/35	700	569
US Steel Corp.	5.650%	6/1/13	100	90

	US Steel Corp.	6.050%	6/1/17	300	250
	Vale Overseas Ltd.	6.250%	1/11/16	100	96
	Vale Overseas Ltd.	6.250%	1/23/17	350	331
	Vale Overseas Ltd.	8.250%	1/17/34	375	385
	Vale Overseas Ltd.	6.875%	11/21/36	375	326
	Weyerhaeuser Co.	6.750%	3/15/12	1,350	1,336
	Weyerhaeuser Co.	7.375%	3/15/32	100	88
	WMC Finance USA	5.125%	5/15/13	400	402

	Capital Goods (0.4%)
[1,3]	BAE Systems Asset Trust	7.156%	12/15/11	240	248
	Bemis Co. Inc.	4.875%	4/1/12	700	693
	Boeing Capital Corp.	6.100%	3/1/11	250	261
	Boeing Capital Corp.	6.500%	2/15/12	200	210
	Boeing Capital Corp.	5.800%	1/15/13	925	956
	Boeing Co.	6.625%	2/15/38	300	314
	Caterpillar Financial Services Corp.	4.150%	1/15/10	600	595
	Caterpillar Financial Services Corp.	4.300%	6/1/10	1,980	1,956
	Caterpillar Financial Services Corp.	6.200%	9/30/13	275	275
	Caterpillar Financial Services Corp.	4.750%	2/17/15	175	160
	Caterpillar Financial Services Corp.	4.625%	6/1/15	400	358
	Caterpillar Financial Services Corp.	7.050%	10/1/18	200	198
	Caterpillar, Inc.	7.375%	3/1/97	400	421
	CRH America Inc.	5.625%	9/30/11	400	393
	CRH America Inc.	6.950%	3/15/12	150	150
	CRH America Inc.	5.300%	10/15/13	100	84
	CRH America Inc.	6.000%	9/30/16	750	658
	CRH America Inc.	6.400%	10/15/33	450	335
	Deere & Co.	6.950%	4/25/14	825	877
	Deere & Co.	7.125%	3/3/31	300	318
	Dover Corp.	4.875%	10/15/15	225	216
	Embraer Overseas Ltd.	6.375%	1/24/17	550	520
	Emerson Electric Co.	4.625%	10/15/12	1,075	1,087
	General Dynamics Corp.	4.250%	5/15/13	650	654
	General Electric Co.	5.000%	2/1/13	3,000	2,814
	Hanson PLC	5.250%	3/15/13	400	382
	Harsco Corp.	5.750%	5/15/18	350	342
	Honeywell International, Inc.	7.500%	3/1/10	500	524
	Honeywell International, Inc.	6.125%	11/1/11	200	210
	Honeywell International, Inc.	4.250%	3/1/13	175	172
	Honeywell International, Inc.	5.300%	3/15/17	275	265
	Honeywell International, Inc.	5.300%	3/1/18	150	142

	Ingersoll-Rand GL Holding Company	6.000%	8/15/13	225	228
	Ingersoll-Rand GL Holding Company	6.875%	8/15/18	225	224
	John Deere Capital Corp	4.950%	12/17/12	50	49
	John Deere Capital Corp.	7.000%	3/15/12	600	630
	John Deere Capital Corp.	4.900%	9/9/13	525	513
	John Deere Capital Corp.	5.750%	9/10/18	475	436
	Joy Global, Inc.	6.000%	11/15/16	250	225
	Lafarge SA	6.150%	7/15/11	50	51
	Lafarge SA	7.125%	7/15/36	1,350	1,153
	Lockheed Martin Corp.	7.650%	5/1/16	250	282
	Lockheed Martin Corp.	7.750%	5/1/26	250	277
	Lockheed Martin Corp.	6.150%	9/1/36	450	418
	Martin Marietta Material	6.600%	4/15/18	400	367
	Masco Corp.	5.875%	7/15/12	400	379
	Masco Corp.	4.800%	6/15/15	25	21
	Masco Corp.	6.500%	8/15/32	100	77
	Minnesota Mining & Manufacturing Corp.	5.125%	11/6/09	150	152
	Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	450	487
	Mohawk Industries Inc.	5.750%	1/15/11	1,000	957
	Northrop Grumman Corp.	7.750%	2/15/31	275	317
	Raytheon Co.	4.850%	1/15/11	325	326
	Raytheon Co.	5.500%	11/15/12	75	77
	Raytheon Co.	5.375%	4/1/13	325	338
	Raytheon Co.	7.200%	8/15/27	75	77
	Republic Services, Inc.	6.750%	8/15/11	275	282
	Textron Financial Corp.	4.600%	5/3/10	400	392
	Textron Financial Corp.	5.125%	11/1/10	400	392
	Textron, Inc.	6.500%	6/1/12	1,050	1,089
	TRW, Inc.	7.750%	6/1/29	775	870
	Tyco International Group SA	6.125%	11/1/08	300	301
	Tyco International Group SA	6.125%	1/15/09	150	150
	Tyco International Group SA	6.750%	2/15/11	975	993
	Tyco International Group SA	6.375%	10/15/11	675	681
	Tyco International Group SA	6.000%	11/15/13	475	465
[3]	Tyco International Group SA	7.000%	12/15/19	400	390
	United Technologies Corp.	4.375%	5/1/10	625	633
	United Technologies Corp.	6.350%	3/1/11	325	340
	United Technologies Corp.	4.875%	5/1/15	550	544
	United Technologies Corp.	8.875%	11/15/19	575	701
	United Technologies Corp.	7.500%	9/15/29	100	107
	United Technologies Corp.	5.400%	5/1/35	400	340
	Vulcan Materials Co.	6.300%	6/15/13	175	177
	Vulcan Materials Co.	7.000%	6/15/18	325	314

Waste Management, Inc.	7.375%	8/1/10	75	77
WMX Technologies Inc.	7.100%	8/1/26	325	311

Communication (0.9%)
America Movil SA de C.V.	6.375%	3/1/35	200	174
America Movil SA de C.V.	6.125%	11/15/37	300	254
AT&T Inc.	4.125%	9/15/09	1,350	1,327
AT&T Inc.	5.300%	11/15/10	450	458
AT&T Inc.	6.250%	3/15/11	750	765
AT&T Inc.	7.300%	11/15/11	300	316
AT&T Inc.	5.875%	2/1/12	345	347
AT&T Inc.	5.875%	8/15/12	155	157
AT&T Inc.	5.100%	9/15/14	1,575	1,485
AT&T Inc.	5.625%	6/15/16	1,275	1,191
AT&T Inc.	5.600%	5/15/18	375	334
AT&T Inc.	8.000%	11/15/31	1,295	1,287
AT&T Inc.	6.450%	6/15/34	1,000	886
AT&T Inc.	6.300%	1/15/38	1,050	870
AT&T Wireless	7.875%	3/1/11	1,000	1,058
AT&T Wireless	8.125%	5/1/12	950	1,031
BellSouth Capital Funding Corp.	7.875%	2/15/30	150	151
BellSouth Corp.	5.200%	12/15/16	250	228
BellSouth Corp.	6.875%	10/15/31	325	298
BellSouth Corp.	6.550%	6/15/34	700	599
BellSouth Corp.	6.000%	11/15/34	290	237
BellSouth Telecommunications Inc.	6.375%	6/1/28	1,565	1,364
British Telecommunications PLC	8.625%	12/15/10	375	393
British Telecommunications PLC	9.125%	12/15/30	1,125	1,140
CBS Corp.	5.625%	8/15/12	615	599
CBS Corp.	7.875%	7/30/30	400	356
CBS Corp.	5.500%	5/15/33	200	144
CenturyTel Enterprises	6.875%	1/15/28	150	133
CenturyTel, Inc.	5.000%	2/15/15	150	131
Cingular Wireless LLC	6.500%	12/15/11	350	353
Cingular Wireless LLC	7.125%	12/15/31	1,000	928
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	420	439
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,225
Comcast Cable Communications, Inc.	6.750%	1/30/11	300	308
Comcast Cable Communications, Inc.	8.875%	5/1/17	850	927
Comcast Corp.	5.850%	1/15/10	400	409
Comcast Corp.	5.500%	3/15/11	800	792

Comcast Corp.	6.500%	1/15/15	1,400	1,359
Comcast Corp.	5.900%	3/15/16	800	742
Comcast Corp.	5.875%	2/15/18	575	515
Comcast Corp.	6.500%	11/15/35	250	206
Comcast Corp.	6.450%	3/15/37	100	80
Comcast Corp.	6.950%	8/15/37	300	251
Comcast Corp.	6.400%	5/15/38	600	480
Cox Communications, Inc.	4.625%	1/15/10	1,375	1,343
Cox Communications, Inc.	4.625%	6/1/13	200	188
Cox Communications, Inc.	5.500%	10/1/15	600	561
Deutsche Telekom International Finance	8.500%	6/15/10	425	442
Deutsche Telekom International Finance	5.250%	7/22/13	1,125	1,084
Deutsche Telekom International Finance	5.750%	3/23/16	425	377
Deutsche Telekom International Finance	8.750%	6/15/30	1,700	1,644
Embarq Corp.	7.082%	6/1/16	875	727
Embarq Corp.	7.995%	6/1/36	200	151
France Telecom	7.750%	3/1/11	1,675	1,744
France Telecom	8.500%	3/1/31	825	919
Gannett Co., Inc.	6.375%	4/1/12	400	380
Grupo Televisa SA	6.625%	3/18/25	450	403
GTE Corp.	6.940%	4/15/28	325	283
Koninklijke KPN NV	8.000%	10/1/10	500	531
McGraw-Hill Cos. Inc.	5.375%	11/15/12	400	399
McGraw-Hill Cos. Inc.	5.900%	11/15/17	450	443
McGraw-Hill Cos. Inc.	6.550%	11/15/37	550	525
New England Telephone & Telegraph Co.	7.875%	11/15/29	250	242
News America Holdings, Inc.	9.250%	2/1/13	800	857
News America Holdings, Inc.	8.150%	10/17/36	385	403
News America Inc.	5.300%	12/15/14	475	462
News America Inc.	6.200%	12/15/34	175	143
News America Inc.	6.400%	12/15/35	575	488
News America Inc.	6.650%	11/15/37	400	330
Omnicom Group Inc.	5.900%	4/15/16	50	48
Pacific Bell	7.125%	3/15/26	200	197
Qwest Communications International Inc.	7.875%	9/1/11	450	432
Qwest Communications International Inc.	8.875%	3/15/12	425	413
Qwest Communications International Inc.	7.500%	10/1/14	600	528
Qwest Communications International Inc.	6.500%	6/1/17	275	224
R.R. Donnelley & Sons Co.	4.950%	5/15/10	300	300
R.R. Donnelley & Sons Co.	5.625%	1/15/12	150	143

R.R. Donnelley & Sons Co.	4.950%	4/1/14	100	89
R.R. Donnelley & Sons Co.	5.500%	5/15/15	150	129
Reed Elsevier Capital	4.625%	6/15/12	100	97
Rogers Communications Inc.	6.375%	3/1/14	750	728
Rogers Communications Inc.	6.800%	8/15/18	1,025	974
Telecom Italia Capital	4.000%	1/15/10	500	490
Telecom Italia Capital	4.875%	10/1/10	400	394
Telecom Italia Capital	6.200%	7/18/11	550	543
Telecom Italia Capital	5.250%	11/15/13	325	291
Telecom Italia Capital	5.250%	10/1/15	650	558
Telecom Italia Capital	6.375%	11/15/33	205	151
Telecom Italia Capital	7.200%	7/18/36	475	386
Telefonica Emisiones SAU	5.984%	6/20/11	700	711
Telefonica Emisiones SAU	6.421%	6/20/16	475	471
Telefonica Emisiones SAU	7.045%	6/20/36	950	871
Telefonica Europe BV	7.750%	9/15/10	675	697
Telefonica Europe BV	8.250%	9/15/30	750	728
Telefonos de Mexico SA	4.750%	1/27/10	550	549
Telefonos de Mexico SA	5.500%	1/27/15	850	794
Telus Corp.	8.000%	6/1/11	1,075	1,161
Thomson Corp.	5.700%	10/1/14	850	840
Thomson Corp.	6.500%	7/15/18	50	49
Thomson Corp.	5.500%	8/15/35	50	39
Thomson Reuters Corp.	5.950%	7/15/13	75	75
Time Warner Cable Inc.	5.400%	7/2/12	400	385
Time Warner Cable Inc.	6.200%	7/1/13	300	299
Time Warner Cable Inc.	5.850%	5/1/17	925	842
Time Warner Cable Inc.	6.750%	7/1/18	900	835
Time Warner Cable Inc.	6.550%	5/1/37	350	287
Time Warner Cable Inc.	7.300%	7/1/38	700	627
Time Warner Entertainment	10.150%	5/1/12	200	222
Time Warner Entertainment	8.375%	3/15/23	800	808
Time Warner Entertainment	8.375%	7/15/33	100	100
US Cellular	6.700%	12/15/33	350	276
US West Communications Group	7.500%	6/15/23	350	278
US West Communications Group	6.875%	9/15/33	375	253
Verizon Communications Corp.	5.350%	2/15/11	50	49
Verizon Communications Corp.	5.550%	2/15/16	500	461
Verizon Communications Corp.	5.500%	2/15/18	275	245
Verizon Global Funding Corp.	7.250%	12/1/10	700	728

	Verizon Global Funding Corp.	6.875%	6/15/12	2,975	3,037
	Verizon Global Funding Corp.	7.375%	9/1/12	1,025	1,065
	Verizon Global Funding Corp.	5.850%	9/15/35	500	418
	Verizon Maryland, Inc.	6.125%	3/1/12	500	504
	Verizon New England, Inc.	6.500%	9/15/11	300	299
	Verizon New Jersey, Inc.	5.875%	1/17/12	1,025	1,020
	Verizon New York, Inc.	6.875%	4/1/12	300	299
	Verizon Virginia, Inc.	4.625%	3/15/13	450	412
	Vodafone AirTouch PLC	7.750%	2/15/10	550	563
	Vodafone AirTouch PLC	7.875%	2/15/30	425	437
	Vodafone Group PLC	5.350%	2/27/12	200	196
	Vodafone Group PLC	5.000%	12/16/13	300	292
	Vodafone Group PLC	5.375%	1/30/15	900	834
	Vodafone Group PLC	5.750%	3/15/16	300	281
	Vodafone Group PLC	5.625%	2/27/17	550	508
	Vodafone Group PLC	4.625%	7/15/18	125	106
	Vodafone Group PLC	6.250%	11/30/32	350	298
	Vodafone Group PLC	6.150%	2/27/37	75	62
	WPP Finance USA Corp.	5.875%	6/15/14	425	387

	Consumer Cyclical (0.5%)
[3]	Best Buy Co.	6.750%	7/15/13	700	712
	Brinker International Inc.	5.750%	6/1/14	200	181
	Costco Wholesale Corp.	5.300%	3/15/12	75	77
	Costco Wholesale Corp.	5.500%	3/15/17	625	626
	CVS Caremark Corp.	5.750%	8/15/11	75	76
	CVS Caremark Corp.	4.875%	9/15/14	275	257
	CVS Caremark Corp.	6.250%	6/1/27	725	658
[1]	CVS Caremark Corp.	6.302%	6/1/37	425	348
	CVS Corp.	6.125%	8/15/16	175	171
	DaimlerChrysler North America Holding Corp.	7.200%	9/1/09	300	301
	DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	850	825
	DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	1,500	1,480
	DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	1,125	1,093
	DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	1,175	1,175
	DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	500	477
	DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	150	151
	Darden Restaurants Inc.	5.625%	10/15/12	225	217
	Darden Restaurants Inc.	6.200%	10/15/17	375	314
	Darden Restaurants Inc.	6.800%	10/15/37	275	212
	Federated Retail Holding	5.350%	3/15/12	425	380
	Federated Retail Holding	5.900%	12/1/16	425	353
	Federated Retail Holding	6.375%	3/15/37	225	168

Home Depot Inc.	4.625%	8/15/10	650	635
Home Depot Inc.	5.250%	12/16/13	375	353
Home Depot Inc.	5.400%	3/1/16	475	403
ITT Corp.	7.375%	11/15/15	875	828
J.C. Penney Co., Inc.	8.000%	3/1/10	600	619
J.C. Penney Co., Inc.	7.950%	4/1/17	500	474
J.C. Penney Co., Inc.	7.400%	4/1/37	300	256
Johnson Controls, Inc.	5.250%	1/15/11	300	309
Johnson Controls, Inc.	6.000%	1/15/36	125	108
Kohl's Corp.	6.250%	12/15/17	200	183
Kohl's Corp.	6.000%	1/15/33	225	173
Kohl's Corp.	6.875%	12/15/37	100	87
Limited Brands Inc.	6.125%	12/1/12	200	189
Limited Brands Inc.	6.900%	7/15/17	400	332
Limited Brands Inc.	7.600%	7/15/37	225	182
Lowe's Cos., Inc.	5.000%	10/15/15	550	523
Lowe's Cos., Inc.	5.400%	10/15/16	1,000	969
Lowe's Cos., Inc.	6.100%	9/15/17	200	202
Lowe's Cos., Inc.	6.875%	2/15/28	367	367
Lowe's Cos., Inc.	5.800%	10/15/36	375	326
Lowe's Cos., Inc.	6.650%	9/15/37	100	97
Macy's Retail Holdings Inc.	5.750%	7/15/14	675	571
Macy's Retail Holdings Inc.	6.650%	7/15/24	375	311
Macy's Retail Holdings Inc.	6.790%	7/15/27	300	240
Macy's Retail Holdings Inc.	7.000%	2/15/28	200	164
Macys Retail Holdings Inc.	6.900%	4/1/29	250	196
Marriott International	4.625%	6/15/12	400	369
Marriott International	5.625%	2/15/13	200	189
Marriott International	6.200%	6/15/16	150	134
Marriott International	6.375%	6/15/17	50	45
McDonald's Corp.	5.300%	3/15/17	400	388
McDonald's Corp.	5.800%	10/15/17	300	280
McDonald's Corp.	5.350%	3/1/18	350	336
McDonald's Corp.	6.300%	10/15/37	200	193
Nordstrom, Inc.	6.950%	3/15/28	200	178
Nordstrom, Inc.	7.000%	1/15/38	150	132
Starwood Hotel Resorts	7.875%	5/1/12	400	393
Starwood Hotel Resorts	6.250%	2/15/13	225	212
Target Corp.	6.350%	1/15/11	650	669
Target Corp.	5.125%	1/15/13	675	677
Target Corp.	4.000%	6/15/13	525	506
Target Corp.	5.875%	7/15/16	475	468
Target Corp.	5.375%	5/1/17	800	745
Target Corp.	7.000%	7/15/31	175	177
Target Corp.	6.350%	11/1/32	450	414
The Walt Disney Co.	5.700%	7/15/11	1,150	1,172
The Walt Disney Co.	6.375%	3/1/12	150	159
The Walt Disney Co.	5.625%	9/15/16	50	51
The Walt Disney Co.	7.000%	3/1/32	400	424

Time Warner, Inc.	6.750%	4/15/11	875	881
Time Warner, Inc.	5.500%	11/15/11	725	705
Time Warner, Inc.	6.875%	5/1/12	100	101
Time Warner, Inc.	9.150%	2/1/23	1,475	1,480
Time Warner, Inc.	6.625%	5/15/29	200	167
Time Warner, Inc.	7.625%	4/15/31	1,135	1,000
Time Warner, Inc.	7.700%	5/1/32	290	252
Toll Brothers, Inc.	5.150%	5/15/15	400	317
Toyota Motor Credit Corp.	4.250%	3/15/10	50	51
Toyota Motor Credit Corp.	4.350%	12/15/10	325	328
Toyota Motor Credit Corp.	5.450%	5/18/11	600	620
VF Corp.	5.950%	11/1/17	250	230
VF Corp.	6.450%	11/1/37	150	126
Viacom Inc.	6.250%	4/30/16	275	247
Viacom Inc.	6.875%	4/30/36	750	573
Wal-Mart Stores, Inc.	4.125%	7/1/10	750	755
Wal-Mart Stores, Inc.	4.750%	8/15/10	275	284
Wal-Mart Stores, Inc.	4.125%	2/15/11	725	729
Wal-Mart Stores, Inc.	4.550%	5/1/13	3,150	3,115
Wal-Mart Stores, Inc.	7.250%	6/1/13	150	168
Wal-Mart Stores, Inc.	4.500%	7/1/15	450	438
Wal-Mart Stores, Inc.	5.375%	4/5/17	200	192
Wal-Mart Stores, Inc.	5.800%	2/15/18	200	194
Wal-Mart Stores, Inc.	5.875%	4/5/27	950	901
Wal-Mart Stores, Inc.	5.250%	9/1/35	175	142
Walgreen Co.	4.875%	8/1/13	350	351
Western Union Co.	5.400%	11/17/11	600	603
Western Union Co.	5.930%	10/1/16	400	360
Western Union Co.	6.200%	11/17/36	325	285
Yum! Brands, Inc.	7.700%	7/1/12	250	261
Yum! Brands, Inc.	6.250%	4/15/16	225	214
Yum! Brands, Inc.	6.250%	3/15/18	225	209
Yum! Brands, Inc.	6.875%	11/15/37	750	674

Consumer Noncyclical (0.8%)
Abbott Laboratories	3.750%	3/15/11	500	502
Abbott Laboratories	5.150%	11/30/12	400	411
Abbott Laboratories	5.875%	5/15/16	1,350	1,354
Abbott Laboratories	5.600%	11/30/17	475	459
Allergan Inc.	5.750%	4/1/16	125	121
AmerisourceBergen Corp.	5.875%	9/15/15	675	605
Amgen Inc.	4.000%	11/18/09	750	756
Amgen Inc.	4.850%	11/18/14	500	475
Amgen Inc.	5.850%	6/1/17	375	363
Amgen Inc.	6.375%	6/1/37	400	367
Anheuser-Busch Cos., Inc.	6.000%	4/15/11	250	252
Anheuser-Busch Cos., Inc.	5.500%	1/15/18	250	217
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	900	790
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	302

	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,125	888
	AstraZeneca PLC	5.400%	9/15/12	750	762
	AstraZeneca PLC	5.400%	6/1/14	350	343
	AstraZeneca PLC	5.900%	9/15/17	300	301
	AstraZeneca PLC	6.450%	9/15/37	1,625	1,524
	Baxter Finco, BV	4.750%	10/15/10	500	515
	Baxter International, Inc.	4.625%	3/15/15	250	239
	Baxter International, Inc.	5.900%	9/1/16	150	153
	Baxter International, Inc.	6.250%	12/1/37	100	94
	Biogen Idec Inc.	6.000%	3/1/13	600	598
	Bottling Group LLC	4.625%	11/15/12	925	923
	Bottling Group LLC	5.000%	11/15/13	100	101
	Bottling Group LLC	5.500%	4/1/16	775	777
	Bristol-Myers Squibb Co.	5.450%	5/1/18	300	290
	Bristol-Myers Squibb Co.	5.875%	11/15/36	725	654
	Bristol-Myers Squibb Co.	6.125%	5/1/38	400	373
	C.R. Bard, Inc.	6.700%	12/1/26	450	457
	Campbell Soup Co.	6.750%	2/15/11	100	107
	Cardinal Health, Inc.	4.000%	6/15/15	100	86
	Cardinal Health, Inc.	6.000%	6/15/17	100	94
	Cardinal Health, Inc.	5.850%	12/15/17	150	139
	Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	280	309
	Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	650	689
	Clorox Co.	4.200%	1/15/10	125	125
	Coca-Cola Co.	5.350%	11/15/17	1,025	1,024
	Coca-Cola Enterprises Inc.	6.125%	8/15/11	300	317
	Coca-Cola Enterprises Inc.	8.500%	2/1/22	125	146
	Coca-Cola Enterprises Inc.	8.000%	9/15/22	250	282
	Coca-Cola Enterprises Inc.	6.950%	11/15/26	750	776
	ConAgra Foods, Inc.	7.125%	10/1/26	50	50
	ConAgra Foods, Inc.	7.000%	10/1/28	100	98
	Covidien International	5.450%	10/15/12	400	393
	Covidien International	6.000%	10/15/17	750	704
	Covidien International	6.550%	10/15/37	525	512
	Diageo Capital PLC	5.200%	1/30/13	75	76
	Diageo Capital PLC	5.750%	10/23/17	75	71
	Diageo Finance BV	5.300%	10/28/15	625	616
[3]	Dr. Pepper Snapple Group	6.120%	5/1/13	375	376
	Eli Lilly & Co.	6.000%	3/15/12	250	263
	Eli Lilly & Co.	5.200%	3/15/17	425	416
	Eli Lilly & Co.	5.500%	3/15/27	625	571
	Fortune Brands Inc.	5.375%	1/15/16	25	22
	Fortune Brands Inc.	5.875%	1/15/36	250	199
	Genentech Inc.	4.400%	7/15/10	50	51
	Genentech Inc.	4.750%	7/15/15	150	140
	Genentech Inc.	5.250%	7/15/35	325	277

General Mills, Inc.	6.000%	2/15/12	592	602
General Mills, Inc.	5.650%	9/10/12	250	257
General Mills, Inc.	5.700%	2/15/17	700	690
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	1,000	978
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,200	1,154
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	1,000	953
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	265
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	725	682
Grand Metropolitan Investment Corp.	9.000%	8/15/11	1,000	1,098
H.J. Heinz Co.	6.625%	7/15/11	850	888
Hasbro Inc.	6.300%	9/15/17	550	497
Hershey Foods Corp.	5.450%	9/1/16	150	148
Hospira, Inc.	5.900%	6/15/14	200	194
Johnson & Johnson	5.150%	8/15/12	400	425
Johnson & Johnson	3.800%	5/15/13	525	517
Johnson & Johnson	5.150%	7/15/18	125	122
Johnson & Johnson	6.950%	9/1/29	100	110
Johnson & Johnson	4.950%	5/15/33	550	473
Johnson & Johnson	5.850%	7/15/38	325	313
Kellogg Co.	6.600%	4/1/11	980	1,020
Kellogg Co.	5.125%	12/3/12	225	225
Kellogg Co.	4.250%	3/6/13	125	122
Kimberly-Clark Corp.	5.625%	2/15/12	250	254
Kimberly-Clark Corp.	4.875%	8/15/15	650	630
Kimberly-Clark Corp.	6.125%	8/1/17	800	789
Kraft Foods, Inc.	4.125%	11/12/09	1,025	1,003
Kraft Foods, Inc.	5.625%	11/1/11	400	400
Kraft Foods, Inc.	6.250%	6/1/12	275	280
Kraft Foods, Inc.	5.250%	10/1/13	200	195
Kraft Foods, Inc.	6.500%	8/11/17	525	514
Kraft Foods, Inc.	6.125%	8/23/18	575	545
Kraft Foods, Inc.	6.500%	11/1/31	875	776
Kraft Foods, Inc.	7.000%	8/11/37	825	773
Kraft Foods, Inc.	6.875%	1/26/39	575	530
Kroger Co.	6.800%	4/1/11	1,325	1,370
Kroger Co.	6.750%	4/15/12	575	584
Kroger Co.	6.200%	6/15/12	25	25
Kroger Co.	4.950%	1/15/15	500	465
Laboratory Corp. of America	5.625%	12/15/15	325	302
McKesson Corp.	7.750%	2/1/12	350	374
McKesson Corp.	5.250%	3/1/13	600	594
Medco Health Solutions	7.250%	8/15/13	675	691
Medtronic Inc.	4.375%	9/15/10	300	304
Medtronic Inc.	4.750%	9/15/15	550	524
Merck & Co.	4.750%	3/1/15	275	268
Merck & Co.	6.400%	3/1/28	225	232

	Merck & Co.	5.950%	12/1/28	250	245
	Molson Coors Capital Finance	4.850%	9/22/10	200	202
	Newell Rubbermaid, Inc.	4.000%	5/1/10	500	488
	PepsiAmericas Inc.	5.750%	7/31/12	225	227
	PepsiAmericas Inc.	5.000%	5/15/17	450	422
	Pepsico, Inc.	5.150%	5/15/12	125	130
	Pepsico, Inc.	4.650%	2/15/13	375	381
	Pepsico, Inc.	5.000%	6/1/18	450	430
	Philip Morris International Inc	5.650%	5/16/18	925	840
	Philip Morris International Inc.	4.875%	5/16/13	625	600
	Philip Morris International Inc.	6.375%	5/16/38	525	444
	Philips Electronics NV	4.625%	3/11/13	150	148
	Philips Electronics NV	5.750%	3/11/18	250	240
	Philips Electronics NV	6.875%	3/11/38	200	204
	Procter & Gamble Co.	4.950%	8/15/14	100	102
	Procter & Gamble Co.	6.450%	1/15/26	350	370
	Procter & Gamble Co.	5.800%	8/15/34	625	614
[1]	Procter & Gamble Co. ESOP	9.360%	1/1/21	1,053	1,311
	Quest Diagnostic, Inc.	5.450%	11/1/15	750	681
	Reynolds American Inc.	6.500%	7/15/10	200	200
	Reynolds American Inc.	7.250%	6/1/12	200	204
	Reynolds American Inc.	7.250%	6/1/13	400	411
	Reynolds American Inc.	6.750%	6/15/17	600	557
	Reynolds American Inc.	7.250%	6/15/37	375	342
	Safeway, Inc.	4.950%	8/16/10	350	349
	Safeway, Inc.	6.500%	3/1/11	1,000	1,030
	Schering-Plough Corp.	5.550%	12/1/13	225	224
	Schering-Plough Corp.	6.000%	9/15/17	500	481
	Schering-Plough Corp.	6.550%	9/15/37	50	47
	Sysco Corp.	5.375%	9/21/35	500	445
	Teva Pharmaceutical Finance LLC	6.150%	2/1/36	150	133
	Unilever Capital Corp.	7.125%	11/1/10	950	1,019
	Unilever Capital Corp.	5.900%	11/15/32	650	617
	UST, Inc.	5.750%	3/1/18	250	241
	Whirlpool Corp.	5.500%	3/1/13	900	873
	Wm. Wrigley Jr. Co.	4.300%	7/15/10	600	597
	Wm. Wrigley Jr. Co.	4.650%	7/15/15	300	250
	Wyeth	6.950%	3/15/11	500	523
	Wyeth	5.500%	3/15/13	350	344
	Wyeth	5.500%	2/1/14	700	688
	Wyeth	5.500%	2/15/16	400	396
	Wyeth	5.450%	4/1/17	200	196
	Wyeth	6.450%	2/1/24	400	401
	Wyeth	6.500%	2/1/34	200	195
	Wyeth	6.000%	2/15/36	1,125	1,047

Energy (0.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	679
Amerada Hess Corp.	6.650%	8/15/11	425	427
Amerada Hess Corp.	7.875%	10/1/29	150	141
Amerada Hess Corp.	7.125%	3/15/33	375	322
Anadarko Finance Co.	6.750%	5/1/11	325	335
Anadarko Petroleum Corp.	5.950%	9/15/16	550	496
Anadarko Petroleum Corp.	6.450%	9/15/36	375	285
Apache Corp.	6.000%	9/15/13	300	300
Apache Corp.	5.625%	1/15/17	75	70
Apache Corp.	6.900%	9/15/18	200	200
Apache Corp.	6.000%	1/15/37	575	471
Apache Finance Canada Corp.	7.750%	12/15/29	225	256
Baker Hughes, Inc.	6.875%	1/15/29	400	429
BJ Services Co.	6.000%	6/1/18	100	99
Burlington Resources, Inc.	6.680%	2/15/11	375	399
Burlington Resources, Inc.	6.500%	12/1/11	300	320
Burlington Resources, Inc.	7.400%	12/1/31	600	642
Cameron International Corp.	6.375%	7/15/18	300	289
Cameron International Corp.	7.000%	7/15/38	250	214
Canadian Natural Resources	5.450%	10/1/12	800	793
Canadian Natural Resources	4.900%	12/1/14	525	475
Canadian Natural Resources	5.700%	5/15/17	275	240
Canadian Natural Resources	7.200%	1/15/32	500	458
Canadian Natural Resources	6.450%	6/30/33	400	334
Canadian Natural Resources	6.500%	2/15/37	425	341
ConocoPhillips	8.750%	5/25/10	825	886
ConocoPhillips Canada	5.300%	4/15/12	700	708
ConocoPhillips Canada	5.625%	10/15/16	425	419
ConocoPhillips Canada	5.950%	10/15/36	250	236
Devon Energy Corp.	7.950%	4/15/32	750	775
Devon Financing Corp.	6.875%	9/30/11	475	490
Devon Financing Corp.	7.875%	9/30/31	275	283
Diamond Offshore Drilling	4.875%	7/1/15	100	92
Encana Corp.	4.750%	10/15/13	25	23
Encana Corp.	6.500%	8/15/34	175	142
Encana Corp.	6.500%	2/1/38	150	121
Encana Holdings Finance Corp.	5.800%	5/1/14	50	47
EOG Resources Inc.	6.125%	10/1/13	575	577
Halliburton Co.	5.500%	10/15/10	250	256
Halliburton Co.	5.900%	9/15/18	125	124
Halliburton Co.	6.700%	9/15/38	625	598
Husky Energy Inc.	6.250%	6/15/12	350	343
Husky Energy Inc.	6.800%	9/15/37	100	87
Kerr McGee Corp.	6.875%	9/15/11	650	678

	Kerr McGee Corp.	6.950%	7/1/24	1,000	1,018
	Kerr McGee Corp.	7.875%	9/15/31	150	169
	Marathon Oil Corp.	6.125%	3/15/12	1,025	1,043
	Marathon Oil Corp.	6.600%	10/1/37	750	609
[3]	Nabors Industries Inc.	6.150%	2/15/18	125	115
	Nexen, Inc.	5.050%	11/20/13	400	380
	Nexen, Inc.	5.650%	5/15/17	175	158
	Nexen, Inc.	7.875%	3/15/32	100	98
	Norsk Hydro	7.250%	9/23/27	800	874
	Norsk Hydro	7.150%	1/15/29	250	265
	Occidental Petroleum	6.750%	1/15/12	125	133
	PanCanadian Energy Corp.	7.200%	11/1/31	625	555
	Petro-Canada	4.000%	7/15/13	800	729
	Petro-Canada	7.875%	6/15/26	100	93
	Petro-Canada	5.350%	7/15/33	450	301
	Petro-Canada	5.950%	5/15/35	500	362
	Petro-Canada Financial Partnership	5.000%	11/15/14	25	23
	Questar Market Resources	6.050%	9/1/16	350	334
	Shell International Finance BV	5.625%	6/27/11	50	53
	Shell International Finance BV	4.950%	3/22/12	375	384
	Shell International Finance BV	5.200%	3/22/17	300	296
	Suncor Energy, Inc.	6.100%	6/1/18	225	211
	Suncor Energy, Inc.	6.500%	6/15/38	1,000	866
	Sunoco, Inc.	4.875%	10/15/14	175	164
	Sunoco, Inc.	5.750%	1/15/17	200	189
	Talisman Energy, Inc.	5.125%	5/15/15	100	91
	Talisman Energy, Inc.	5.850%	2/1/37	650	506
	Tosco Corp.	8.125%	2/15/30	1,150	1,320
	Transocean Inc.	5.250%	3/15/13	100	98
	Transocean Inc.	6.000%	3/15/18	425	401
	Transocean Inc.	7.500%	4/15/31	300	300
	Transocean Inc.	6.800%	3/15/38	450	412
	Valero Energy Corp.	6.875%	4/15/12	700	717
	Valero Energy Corp.	7.500%	4/15/32	750	720
	Valero Energy Corp.	6.625%	6/15/37	200	163
	Weatherford International Inc.	6.350%	6/15/17	300	284
	Weatherford International Inc.	6.500%	8/1/36	1,100	996
	Weatherford International Inc.	6.800%	6/15/37	150	141
	XTO Energy, Inc.	5.900%	8/1/12	425	411
	XTO Energy, Inc.	6.250%	4/15/13	250	255
	XTO Energy, Inc.	5.750%	12/15/13	600	577
	XTO Energy, Inc.	4.900%	2/1/14	200	190
	XTO Energy, Inc.	5.000%	1/31/15	200	187
	XTO Energy, Inc.	5.300%	6/30/15	150	139

XTO Energy, Inc.	6.250%	8/1/17	400	390
XTO Energy, Inc.	6.500%	12/15/18	600	580
XTO Energy, Inc.	6.750%	8/1/37	650	556

Other Industrial (0.0%)
Black & Decker Corp.	5.750%	11/15/16	75	68
Cintas Corp.	6.125%	12/1/17	225	222
Cooper Industries, Inc.	5.250%	11/15/12	425	433
Eaton Corp.	5.600%	5/15/18	125	121
Parker-Hannifin Corp.	5.500%	5/15/18	125	122
Parker-Hannifin Corp.	6.250%	5/15/38	75	74
Rockwell Automation	5.650%	12/1/17	25	25
Rockwell Automation	6.700%	1/15/28	200	206

	Rockwell Automation	6.250%	12/1/37	325	324

	Technology (0.2%)
	Agilent Technologies Inc.	6.500%	11/1/17	700	662
	BMC Software Inc.	7.250%	6/1/18	175	177
	Cisco Systems Inc.	5.250%	2/22/11	2,250	2,311
[3]	Computer Sciences Corp.	6.500%	3/15/18	125	122
	Electronic Data Systems	7.125%	10/15/09	175	181
	Electronic Data Systems	6.000%	8/1/13	225	226
	Equifax Inc.	6.300%	7/1/17	125	112
	Equifax Inc.	7.000%	7/1/37	150	125
	Fiserv, Inc.	6.125%	11/20/12	850	814
	Fiserv, Inc.	6.800%	11/20/17	475	476
	Harris Corp.	5.000%	10/1/15	425	396
	Hewlett-Packard Co.	4.500%	3/1/13	625	597
	Hewlett-Packard Co.	5.400%	3/1/17	225	214
	Hewlett-Packard Co.	5.500%	3/1/18	250	238
	IBM International Group Capital	5.050%	10/22/12	1,575	1,594
	International Business Machines Corp.	4.950%	3/22/11	75	77
	International Business Machines Corp.	7.500%	6/15/13	550	595
	International Business Machines Corp.	5.700%	9/14/17	950	917
	International Business Machines Corp.	7.125%	12/1/96	950	981
	Intuit Inc.	5.400%	3/15/12	200	187
	Intuit Inc.	5.750%	3/15/17	250	224
	Lexmark International Inc.	5.900%	6/1/13	150	147
	Lexmark International Inc.	6.650%	6/1/18	375	361
	Motorola, Inc.	7.625%	11/15/10	130	134
	Motorola, Inc.	8.000%	11/1/11	25	25
	Motorola, Inc.	5.375%	11/15/12	275	255
	Motorola, Inc.	7.500%	5/15/25	75	65
	Motorola, Inc.	6.500%	11/15/28	200	151
	Motorola, Inc.	6.625%	11/15/37	275	205
	National Semiconductor	6.600%	6/15/17	700	672
	Oracle Corp.	5.000%	1/15/11	250	255

	Oracle Corp.	5.250%	1/15/16	900	851
	Pitney Bowes, Inc.	4.625%	10/1/12	250	249
	Pitney Bowes, Inc.	3.875%	6/15/13	225	216
	Pitney Bowes, Inc.	4.875%	8/15/14	25	24
	Pitney Bowes, Inc.	4.750%	1/15/16	1,300	1,231
	Science Applications International Corp.	6.250%	7/1/12	100	103
	Science Applications International Corp.	5.500%	7/1/33	100	80
	Tyco Electronics Group	6.550%	10/1/17	350	337
	Xerox Capital Trust I	8.000%	2/1/27	100	91
	Xerox Corp.	7.125%	6/15/10	375	380
	Xerox Corp.	6.875%	8/15/11	200	202
	Xerox Corp.	5.500%	5/15/12	150	144
	Xerox Corp.	7.625%	6/15/13	225	228
	Xerox Corp.	6.400%	3/15/16	375	345
	Xerox Corp.	6.750%	2/1/17	350	337

	Transportation (0.2%)
	Burlington Northern Santa Fe Corp.	7.125%	12/15/10	1,250	1,321
	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	350	359
	Burlington Northern Santa Fe Corp.	5.650%	5/1/17	75	72
	Burlington Northern Santa Fe Corp.	7.000%	12/15/25	200	190
	Burlington Northern Santa Fe Corp.	6.200%	8/15/36	125	107
	Burlington Northern Santa Fe Corp.	6.150%	5/1/37	125	111
	Canadian National Railway Co.	6.800%	7/15/18	775	816
	Canadian National Railway Co.	6.250%	8/1/34	350	327
	Canadian National Railway Co.	6.200%	6/1/36	350	324
	Canadian Pacific Railway Co.	6.250%	10/15/11	350	358
	Canadian Pacific Railway Co.	7.125%	10/15/31	450	418
	Canadian Pacific Railway Co.	5.950%	5/15/37	250	208
	CNF, Inc.	6.700%	5/1/34	350	288
[1]	Continental Airlines, Inc.	6.648%	9/15/17	1,248	1,138
	CSX Corp.	6.750%	3/15/11	400	410
	CSX Corp.	6.300%	3/15/12	400	402
	CSX Corp.	5.600%	5/1/17	25	22
	Delta Air Lines Enhanced Equipment Trust Certificates	6.417%	7/2/12	250	219

[1]	Delta Air Lines Enhanced Equipment Trust Certificates	6.718%	1/2/23	231	194
	Delta Air Lines, Inc.	7.111%	9/18/11	250	228
[1]	Delta Air Lines, Inc.	6.821%	8/10/22	584	485
	Norfolk Southern Corp.	7.700%	5/15/17	400	436
	Norfolk Southern Corp.	9.750%	6/15/20	116	145
	Norfolk Southern Corp.	5.590%	5/17/25	72	63
	Norfolk Southern Corp.	7.800%	5/15/27	525	567
	Norfolk Southern Corp.	5.640%	5/17/29	100	86
	Norfolk Southern Corp.	7.050%	5/1/37	200	200
	Norfolk Southern Corp.	7.900%	5/15/97	100	105
	Ryder System Inc.	5.950%	5/2/11	350	350
	Ryder System Inc.	5.850%	3/1/14	250	239
	Ryder System Inc.	5.850%	11/1/16	75	69
	Southwest Airlines Co.	6.500%	3/1/12	650	642
	Southwest Airlines Co.	5.750%	12/15/16	200	185
	Southwest Airlines Co.	5.125%	3/1/17	400	343
[1]	Southwest Airlines Co.	6.150%	8/1/22	145	138
	Union Pacific Corp.	6.125%	1/15/12	25	26
	Union Pacific Corp.	6.500%	4/15/12	75	76
	Union Pacific Corp.	5.450%	1/31/13	650	633
	Union Pacific Corp.	5.750%	11/15/17	575	547
	Union Pacific Corp.	5.700%	8/15/18	125	118
	Union Pacific Corp.	7.125%	2/1/28	500	494
	Union Pacific Corp.	6.625%	2/1/29	200	187
	United Parcel Service of America	6.200%	1/15/38	725	661
					314,316
Utilities (0.8%)
	Electric (0.6%)
	AEP Texas Central Co.	6.650%	2/15/33	400	358
	Alabama Power Co.	4.850%	12/15/12	200	198
	Alabama Power Co.	5.500%	10/15/17	550	519
	American Electric Power Co., Inc.	5.375%	3/15/10	325	332
	American Electric Power Co., Inc.	5.250%	6/1/15	500	473
	American Water Capital Corp.	6.085%	10/15/17	650	607
	American Water Capital Corp.	6.593%	10/15/37	500	455
	Arizona Public Service Co.	5.800%	6/30/14	50	47
	Arizona Public Service Co.	4.650%	5/15/15	275	239
	Baltimore Gas & Electric Co.	5.900%	10/1/16	375	343
	Carolina Power & Light Co.	6.500%	7/15/12	350	361
	Carolina Power & Light Co.	5.125%	9/15/13	325	324
	CenterPoint Energy Houston	5.700%	3/15/13	500	486
	Cincinnati Gas & Electric Co.	5.700%	9/15/12	675	679

	Cleveland Electric Illumination Co.	7.880%	11/1/17	200	208
	Columbus Southern Power	5.850%	10/1/35	400	338
	Commonwealth Edison Co.	5.950%	8/15/16	650	612
	Commonwealth Edison Co.	6.150%	9/15/17	600	569
	Connecticut Light & Power Co.	6.350%	6/1/36	750	678
	Consolidated Edison Co. of New York	5.375%	12/15/15	125	118
	Consolidated Edison Co. of New York	5.500%	9/15/16	350	334
	Consolidated Edison Co. of New York	5.300%	3/1/35	300	233
	Consolidated Edison Co. of New York	6.200%	6/15/36	400	354
	Consolidated Edison Co. of New York	6.300%	8/15/37	150	135
	Constellation Energy Group, Inc.	7.000%	4/1/12	100	102
	Constellation Energy Group, Inc.	4.550%	6/15/15	725	629
	Constellation Energy Group, Inc.	7.600%	4/1/32	100	94
	Consumers Energy Co.	5.000%	2/15/12	725	705
	Consumers Energy Co.	5.375%	4/15/13	175	176
	Detroit Edison Co.	5.700%	10/1/37	125	104
	Dominion Resources, Inc.	5.150%	7/15/15	700	637
	Dominion Resources, Inc.	6.000%	11/30/17	550	512
	Dominion Resources, Inc.	5.250%	8/1/33	200	180
[1]	Dominion Resources, Inc.	7.500%	6/30/66	175	158
[1]	Dominion Resources, Inc.	6.300%	9/30/66	50	45
	DTE Energy Co.	7.050%	6/1/11	250	256
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,000	924
	Duke Energy Corp.	6.250%	1/15/12	600	622
	El Paso Electric Co.	6.000%	5/15/35	175	147
	Energy East Corp.	6.750%	6/15/12	500	513
	Energy East Corp.	6.750%	7/15/36	400	357
[3]	Entergy Gulf States, Inc.	6.000%	5/1/18	500	487
	Entergy Louisiana LLC	6.500%	9/1/18	100	96
	Exelon Corp.	4.900%	6/15/15	500	449
	FirstEnergy Corp.	7.375%	11/15/31	850	770
	Florida Power & Light Co.	4.850%	2/1/13	250	246
	Florida Power & Light Co.	5.550%	11/1/17	250	240
	Florida Power & Light Co.	5.950%	10/1/33	100	93
	Florida Power & Light Co.	5.625%	4/1/34	225	201
	Florida Power & Light Co.	4.950%	6/1/35	200	145
	Florida Power & Light Co.	5.400%	9/1/35	575	495
	Florida Power & Light Co.	6.200%	6/1/36	50	48
	Florida Power & Light Co.	5.650%	2/1/37	300	267

	Florida Power & Light Co.	5.850%	5/1/37	200	183
	Florida Power Corp.	4.500%	6/1/10	700	707
	Florida Power Corp.	4.800%	3/1/13	50	49
	Florida Power Corp.	5.650%	6/15/18	50	48
	Florida Power Corp.	6.350%	9/15/37	300	294
	FPL Group Capital, Inc.	5.625%	9/1/11	225	225
[1]	FPL Group Capital, Inc.	6.350%	10/1/66	225	180
[1]	FPL Group Capital, Inc.	6.650%	6/15/67	275	227
	Illinois Power	6.125%	11/15/17	25	24
[1]	Integrys Energy Group	6.110%	12/1/66	300	239
	Jersey Central Power & Light	5.625%	5/1/16	350	327
	Jersey Central Power & Light	5.650%	6/1/17	350	326
	Kansas City Power & Light	6.050%	11/15/35	200	162
	MidAmerican Energy Co.	5.650%	7/15/12	75	76
	MidAmerican Energy Co.	5.950%	7/15/17	150	145
	MidAmerican Energy Co.	6.750%	12/30/31	325	323
	MidAmerican Energy Holdings Co.	5.875%	10/1/12	750	766
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	300	277
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	1,425	1,162
	MidAmerican Energy Holdings Co.	5.950%	5/15/37	200	165
	MidAmerican Energy Holdings Co.	6.500%	9/15/37	175	156
	National Rural Utilities Cooperative Finance Corp.	4.375%	10/1/10	150	153
	National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	275	276
	National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	700	678
	National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	675	645
	National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	150	140
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	600	641
	NiSource Finance Corp.	7.875%	11/15/10	750	769
	Northern States Power Co.	6.200%	7/1/37	50	46
	NStar Electric Co.	4.875%	10/15/12	75	73
	NStar Electric Co.	4.875%	4/15/14	225	216
	NStar Electric Co.	5.625%	11/15/17	325	319
	Ohio Edison	6.400%	7/15/16	550	542

Ohio Power Co.	5.750%	9/1/13	475	466
Ohio Power Co.	6.000%	6/1/16	150	140
Oncor Electric Delivery Co.	6.375%	1/15/15	175	173
Oncor Electric Delivery Co.	7.250%	1/15/33	600	558
Pacific Gas & Electric Co.	4.800%	3/1/14	150	144
Pacific Gas & Electric Co.	5.625%	11/30/17	250	241
Pacific Gas & Electric Co.	6.050%	3/1/34	825	731
Pacific Gas & Electric Co.	5.800%	3/1/37	525	448
PacifiCorp	6.900%	11/15/11	500	536
PacifiCorp	5.250%	6/15/35	475	385
PECO Energy Co.	5.350%	3/1/18	125	115
Pennsylvania Electric Co.	6.050%	9/1/17	75	69
Pepco Holdings, Inc.	6.450%	8/15/12	175	177
PPL Energy Supply LLC	6.400%	11/1/11	250	254
PPL Energy Supply LLC	6.200%	5/15/16	150	141
Progress Energy, Inc.	7.100%	3/1/11	446	455
Progress Energy, Inc.	7.750%	3/1/31	625	667
Progress Energy, Inc.	7.000%	10/30/31	550	541
PSE&G Power LLC	7.750%	4/15/11	250	263
PSE&G Power LLC	6.950%	6/1/12	800	829
PSE&G Power LLC	5.000%	4/1/14	375	342
PSE&G Power LLC	5.500%	12/1/15	450	412
PSI Energy Inc.	5.000%	9/15/13	250	246
Public Service Co. of Colorado	5.800%	8/1/18	100	97
Public Service Co. of Colorado	6.250%	9/1/37	300	279
Public Service Co. of Colorado	6.500%	8/1/38	200	192
Public Service Co. of Oklahoma	6.625%	11/15/37	275	254
Public Service Electric & Gas	5.800%	5/1/37	225	206
Puget Sound Energy Inc.	5.483%	6/1/35	100	73
Puget Sound Energy Inc.	6.274%	3/15/37	500	406
SCANA Corp.	6.875%	5/15/11	625	634
Sierra Pacific Power Co.	6.000%	5/15/16	200	190
Sierra Pacific Power Co.	6.750%	7/1/37	400	361
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	428
Southern California Edison Co.	4.650%	4/1/15	300	293
Southern California Edison Co.	5.000%	1/15/16	400	386
Southern California Edison Co.	6.650%	4/1/29	225	221
Southern California Edison Co.	6.000%	1/15/34	325	313
Southern California Edison Co.	5.750%	4/1/35	275	256

	Southern California Edison Co.	5.350%	7/15/35	350	307
	Southern Power Co.	6.250%	7/15/12	425	434
	Southern Power Co.	4.875%	7/15/15	400	368
	Southwestern Electric Power	6.450%	1/15/19	250	243
	Tampa Electric Co.	6.550%	5/15/36	375	350
	TransAlta Corp.	6.650%	5/15/18	100	95
	Union Electric Co.	5.400%	2/1/16	350	322
	Virginia Electric & Power Co.	5.100%	11/30/12	225	223
	Virginia Electric & Power Co.	5.400%	1/15/16	700	664
	Virginia Electric & Power Co.	6.000%	5/15/37	350	305
	Virginia Electric & Power Co.	6.350%	11/30/37	125	114
	Wisconsin Electric Power Co.	6.000%	4/1/14	900	903
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	171
[1]	Wisconsin Energy Corp.	6.250%	5/15/67	525	431
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	290
	Xcel Energy, Inc.	5.613%	4/1/17	631	602
	Xcel Energy, Inc.	6.500%	7/1/36	225	204
	Natural Gas (0.2%)
	AGL Capital Corp.	7.125%	1/14/11	300	308
	Atmos Energy Corp.	4.000%	10/15/09	500	495
	Boardwalk Pipelines LLC	5.500%	2/1/17	200	184
	CenterPoint Energy Resources	7.875%	4/1/13	250	254
	CenterPoint Energy Resources	6.150%	5/1/16	300	281
	Consolidated Natural Gas	6.250%	11/1/11	300	303
	Duke Capital Corp.	5.668%	8/15/14	400	381
	Duke Energy Field Services	7.875%	8/16/10	275	291
	El Paso Natural Gas Co.	5.950%	4/15/17	225	208
	Energy Transfer Partners LP	5.650%	8/1/12	275	264
	Energy Transfer Partners LP	5.950%	2/1/15	300	278
	Energy Transfer Partners LP	6.125%	2/15/17	300	275
	Energy Transfer Partners LP	6.625%	10/15/36	150	128
[5]	Enron Corp.	9.125%	4/1/03	700	14
[5]	Enron Corp.	7.125%	5/15/07	300	6
[5]	Enron Corp.	6.875%	10/15/07	1,000	20
	Enterprise Products Operating LP	4.950%	6/1/10	475	474
	Enterprise Products Operating LP	5.600%	10/15/14	450	418

	Enterprise Products Operating LP	6.300%	9/15/17	275	255
	Enterprise Products Operating LP	6.875%	3/1/33	150	133
	KeySpan Corp.	8.000%	11/15/30	200	199
	Kinder Morgan Energy Partners LP	7.125%	3/15/12	475	478
	Kinder Morgan Energy Partners LP	5.850%	9/15/12	175	168
	Kinder Morgan Energy Partners LP	5.000%	12/15/13	350	333
	Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	431
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	220
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	100	85
	Magellan Midstream Partners, LP	5.650%	10/15/16	150	142
	National Grid PLC	6.300%	8/1/16	1,025	1,008
	NuStar Energy LP	7.650%	4/15/18	350	335
	ONEOK Inc.	5.200%	6/15/15	300	272
	ONEOK Inc.	6.000%	6/15/35	275	220
	ONEOK Partners, LP	5.900%	4/1/12	350	350
	ONEOK Partners, LP	6.150%	10/1/16	600	554
	ONEOK Partners, LP	6.650%	10/1/36	1,400	1,240
	Panhandle Eastern Pipeline	6.200%	11/1/17	800	707
	Plains All American Pipeline LP	6.500%	5/1/18	50	46
	San Diego Gas & Electric	5.300%	11/15/15	100	99
	San Diego Gas & Electric	5.350%	5/15/35	100	82
	Sempra Energy	7.950%	3/1/10	50	52
	Sempra Energy	6.000%	2/1/13	200	207
	Southern California Gas Co.	5.750%	11/15/35	25	23
[3]	Southern Natural Gas	5.900%	4/1/17	975	860
	Texas Gas Transmission	4.600%	6/1/15	250	224
	Trans-Canada Pipelines	4.000%	6/15/13	750	706
	Trans-Canada Pipelines	5.600%	3/31/34	800	655
	Trans-Canada Pipelines	5.850%	3/15/36	125	105
[1]	Trans-Canada Pipelines	6.350%	5/15/67	400	320
	Williams Cos., Inc.	7.125%	9/1/11	375	372
	Williams Cos., Inc.	7.625%	7/15/19	700	696
	Williams Cos., Inc.	7.500%	1/15/31	700	644
	Williams Cos., Inc.	7.750%	6/15/31	200	188
					65,196
Total Corporate Bonds (Cost $936,478)					841,647
Sovereign Bonds (U.S. Dollar-Denominated) (1.2%)
	Asian Development Bank	4.500%	9/4/12	500	518
	Asian Development Bank	3.625%	9/5/13	900	903
	Asian Development Bank	5.593%	7/16/18	500	544
	China Development Bank	4.750%	10/8/14	450	438

	China Development Bank	5.000%	10/15/15	175	163
	Corp. Andina de Fomento	5.200%	5/21/13	425	428
	Corp. Andina de Fomento	5.750%	1/12/17	825	769
	Development Bank of Japan	4.250%	6/9/15	250	248
	Eksportfinans	5.500%	5/25/16	125	131
	Eksportfinans	5.500%	6/26/17	450	471
	European Investment Bank	5.000%	2/8/10	75	78
	European Investment Bank	4.000%	3/3/10	1,400	1,433
	European Investment Bank	4.625%	9/15/10	1,325	1,383
	European Investment Bank	3.250%	2/15/11	1,200	1,218
	European Investment Bank	5.250%	6/15/11	750	790
	European Investment Bank	3.125%	7/15/11	1,800	1,813
	European Investment Bank	2.875%	3/15/13	650	639
	European Investment Bank	4.250%	7/15/13	2,400	2,476
	European Investment Bank	4.625%	5/15/14	2,000	2,055
	European Investment Bank	5.125%	9/13/16	300	319
	European Investment Bank	4.875%	1/17/17	1,225	1,279
	European Investment Bank	5.125%	5/30/17	2,350	2,495
	Export-Import Bank of Korea	4.625%	3/16/10	200	198
	Export-Import Bank of Korea	5.500%	10/17/12	1,100	1,101
	Export-Import Bank of Korea	5.125%	3/16/15	150	134
	Federation of Malaysia	7.500%	7/15/11	1,200	1,276
	Federative Republic of Brazil	9.250%	10/22/10	250	270
	Federative Republic of Brazil	11.000%	1/11/12	300	360
	Federative Republic of Brazil	7.875%	3/7/15	475	508
	Federative Republic of Brazil	6.000%	1/17/17	1,100	1,061
[1]	Federative Republic of Brazil	8.000%	1/15/18	1,600	1,714
	Federative Republic of Brazil	8.875%	4/15/24	325	390
	Federative Republic of Brazil	8.750%	2/4/25	800	944

Federative Republic of Brazil	10.125%	5/15/27	875	1,155
Federative Republic of Brazil	8.250%	1/20/34	1,000	1,120
Federative Republic of Brazil	7.125%	1/20/37	600	618
Federative Republic of Brazil	11.000%	8/17/40	1,825	2,281
Financement Quebec	5.000%	10/25/12	500	525
Inter-American Development Bank	8.500%	3/15/11	175	196
Inter-American Development Bank	4.250%	9/10/18	1,875	1,853
Inter-American Development Bank	7.000%	6/15/25	250	314
International Bank for Reconstruction & Development	3.125%	11/15/11	600	599
Japan Bank International	4.750%	5/25/11	675	702
Japan Bank International	4.250%	6/18/13	1,275	1,309
Japan Finance Corp.	5.875%	3/14/11	375	399
Japan Finance Corp.	4.625%	4/21/15	500	511
Japan Finance Corp.	5.000%	5/16/17	500	522
KFW International Finance Inc.	4.875%	10/19/09	750	753
Korea Development Bank	4.625%	9/16/10	600	592
Korea Development Bank	5.750%	9/10/13	1,100	1,063
Korea Electric Power	7.750%	4/1/13	750	802
Kreditanstalt fur Wiederaufbau	5.000%	6/1/10	850	883
Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	4,150	4,196
Kreditanstalt fur Wiederaufbau	3.250%	2/15/11	500	506
Kreditanstalt fur Wiederaufbau	3.750%	6/27/11	1,550	1,587
Kreditanstalt fur Wiederaufbau	4.750%	5/15/12	775	812
Kreditanstalt fur Wiederaufbau	3.500%	5/16/13	1,200	1,199
Kreditanstalt fur Wiederaufbau	4.000%	10/15/13	1,050	1,063
Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	25	25
Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	400	420
Kreditanstalt fur Wiederaufbau	4.375%	3/15/18	2,400	2,401
Kreditanstalt fur Wiederaufbau	4.500%	7/16/18	300	303
Landwirtschaftliche Rentenbank	3.625%	10/20/09	225	225
Landwirtschaftliche Rentenbank	5.250%	7/2/12	1,075	1,136

	Landwirtschaftliche Rentenbank	4.875%	11/16/15	375	387
	Mass Transit Railway Corp.	7.500%	11/8/10	300	326
	Nordic Investment Bank	3.875%	6/15/10	350	353
	Oesterreichische Kontrollbank	3.125%	10/14/11	775	783
	Oesterreichische Kontrollbank	5.000%	4/25/17	300	312
	Ontario Hydro Electric	7.450%	3/31/13	600	692
	Pemex Project Funding Master Trust	9.125%	10/13/10	60	64
[3]	Pemex Project Funding Master Trust	5.750%	3/1/18	2,050	1,955
	Pemex Project Funding Master Trust	6.625%	6/15/35	850	784
[3]	Pemex Project Funding Master Trust	6.625%	6/15/38	375	358
	People's Republic of China	4.750%	10/29/13	200	201
	Petrobras International Finance	6.125%	10/6/16	1,225	1,139
	Petrobras International Finance	8.375%	12/10/18	300	326
	Province of Manitoba	7.500%	2/22/10	1,000	1,055
	Province of Nova Scotia	5.750%	2/27/12	250	269
	Province of Ontario	3.125%	9/8/10	500	503
	Province of Ontario	3.375%	5/20/11	100	101
	Province of Ontario	5.000%	10/18/11	2,500	2,617
	Province of Ontario	4.750%	1/19/16	75	77
	Province of Ontario	5.450%	4/27/16	775	828
	Province of Quebec	4.600%	5/26/15	350	351
	Province of Quebec	5.125%	11/14/16	525	545
	Province of Quebec	4.625%	5/14/18	1,200	1,191
	Province of Quebec	7.125%	2/9/24	400	481
	Province of Quebec	7.500%	9/15/29	1,000	1,292
	Quebec Hydro Electric	6.300%	5/11/11	2,325	2,497
	Quebec Hydro Electric	8.400%	1/15/22	500	653
	Region of Lombardy, Italy	5.804%	10/25/32	500	560
	Republic of Chile	7.125%	1/11/12	350	384
	Republic of Chile	5.500%	1/15/13	100	105
	Republic of Hungary	4.750%	2/3/15	1,100	1,081
	Republic of Italy	6.000%	2/22/11	1,175	1,244
	Republic of Italy	5.625%	6/15/12	2,775	2,984
	Republic of Italy	4.750%	1/25/16	575	585
	Republic of Italy	5.250%	9/20/16	900	947
	Republic of Italy	6.875%	9/27/23	125	150
	Republic of Italy	5.375%	6/15/33	1,400	1,474
	Republic of Korea	4.250%	6/1/13	1,550	1,485
	Republic of Peru	9.875%	2/6/15	400	456
	Republic of Peru	7.350%	7/21/25	350	389
[1]	Republic of Peru	6.550%	3/14/37	350	350
	Republic of Poland	6.250%	7/3/12	975	1,036

Republic of Poland	5.000%	10/19/15	375	376
Republic of South Africa	7.375%	4/25/12	1,175	1,193
Republic of South Africa	6.500%	6/2/14	650	637
Republic of South Africa	5.875%	5/30/22	100	87
State of Israel	4.625%	6/15/13	200	202
State of Israel (U.S. Government Guaranteed)	5.500%	11/9/16	850	875
Swedish Export Credit Corp.	4.500%	9/27/10	250	258
United Mexican States	9.875%	2/1/10	500	537
United Mexican States	8.375%	1/14/11	1,150	1,236
United Mexican States	7.500%	1/14/12	145	155
United Mexican States	6.375%	1/16/13	767	788
United Mexican States	5.875%	1/15/14	750	748
United Mexican States	6.625%	3/3/15	343	357
United Mexican States	11.375%	9/15/16	100	134
United Mexican States	5.625%	1/15/17	2,700	2,637

	United Mexican States	6.750%	9/27/34	3,207	3,217
Total Sovereign Bonds (Cost $104,990)					105,424
Taxable Municipal Bonds (0.1%)
	Chicago IL Transit Auth. Rev.	6.899%	12/1/40	325	342
	Connecticut GO	5.850%	3/15/32	300	309
	Illinois (Taxable Pension) GO	4.950%	6/1/23	1,450	1,383
	Illinois (Taxable Pension) GO	5.100%	6/1/33	1,600	1,503
	Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/34	650	642
	New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	425	483
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	15	15
	New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	335	321
	Oregon (Taxable Pension) GO	5.762%	6/1/23	250	250
	Oregon (Taxable Pension) GO	5.892%	6/1/27	375	384
	Oregon School Board Assn.	4.759%	6/30/28	300	266
	Oregon School Board Assn.	5.528%	6/30/28	125	123
	Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	390	344
	Wisconsin Public Service Rev.	4.800%	5/1/13	275	275
	Wisconsin Public Service Rev.	5.700%	5/1/26	325	313
Total Taxable Municipal Bonds (Cost $6,998)					6,953
Temporary Cash Investments (0.9%)
U.S. Agency Obligations (0.0%)
[2,6]	Federal Home Loan Bank	2.576%	11/24/08	3,000	2,985
Money Market Fund (0.9%)
[7,8]	Vanguard Market Liquidity Fund		2.296%	74,025,886	74,026
Total Temporary Cash Investments (Cost $77,014)					77,011
Total Investments (100.7%) (Cost $7,720,095)					8,600,084
[8] Other Assets and Liabilities-Net (-0.7%)					(59,657)
Net Assets (100%)					8,540,427

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $33,200,000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of these securities was $23,153,000, representing 0.3% of net assets.

4	Adjustable-rate security.
5	Non-income-producing security--security in default.
6	Securities with a value of $2,985,000 have been segregated as initial margin for open futures contracts.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Includes $33,689,000 of collateral received for securities on loan.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2008, the cost of investment securities for tax purposes was $7,720,095,000. Net unrealized appreciation of investment securities for tax purposes was $879,989,000, consisting of unrealized gains of $1,583,596,000 on securities that had risen in value since their purchase and $703,607,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.5% and 0.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

		($000)
	Number of	Aggregate	Unrealized
	Long	Settlement	Appreciation
Futures Contracts	(Short Contracts)	Value	(Depreciation)
S&P 500 Index	48	14,028	(1,066)
E-mini Russell 2000 Index	55	3,731	(178)
S&P MidCap 400 Index	5	1,826	(67)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts:The fund has entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At September 30, 2008, the fund had the following open swap contracts:

Interest Rate Swaps
			Fixed	Floating	Unrealized
		Notional	Interest	Interest	Appreciation
			Rate	Rate
		Amount	Received	Received	(Depreciation)
Termination Date	Dealer [1]	($000)	(Paid)	(Paid)	($000)
9/17/2013	BZW	28,100	3.528%	(2.816%)²	(652)

Total Return Swaps
				Floating	Unrealized
			Notional	Interest	Appreciation
			Amount	Rate	(Depreciation)
Reference Entity/Termination Date		Dealer [1]	($000)	Paid[2]	($000)
Commercial Mortgage Backed Securities Index
10/31/2008		BOA	5,000	2.486%	-
4/30/2009		BOA	5,000	2.486%	-
					-

1BOA-Bank of America.
BZW-Barclays Capital Inc.
[2] Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2008, based on the inputs used to value them:

	Investments	Futures	Swap
	in Securities	Contracts	Contracts
Valuation Inputs	($000)	($000)	($000)
Level 1- Quoted prices	5,222,725	(1,311)
Level 2- Other significant observable inputs	3,377,376	-	(652)
Level 3- Significant unobservable inputs	-	-	-
Total	8,600,101	(1,311)	(652)

Vanguard Managed Payout Growth Focus Fund

Schedule of Investments

As of September 30, 2008

				Shares	Market Value ($000)
Investment Companies (99.4%)
International Stock Funds (25.6%)
	Vanguard European Stock Index Fund Investor Shares			237,247	6,669
	Vanguard Pacific Stock Index Fund Investor Shares			324,148	3,154
	Vanguard Emerging Markets Stock Index Fund Investor Shares			120,102	2,600
					12,423
U.S. Stock Fund (49.1%)
	Vanguard Total Stock Market Index Fund Investor Shares			837,030	23,789

Bond Fund (10.3%)
	Vanguard Total Bond Market Index Fund Investor Shares			503,954	4,974

Market Neutral Fund (10.3%)
	Vanguard Market Neutral Fund			411,367	4,994
		Coupon
Money Market Fund (4.1%)
[1]	Vanguard Market Liquidity Fund	2.296%		1,978,681	1,979
Total Investment Companies (Cost $57,250)					48,159

		Maturity Date		Face Amount ($000)
U.S. Government and Agency Obligation (1.0%)
[2]	Federal National Mortgage Assn. (Cost $500)	2.576%	10/15/08	500	499
Total Investments (100.4%) (Cost $57,750)					48,658
Other Assets and Liabilities-Net (-0.4%)					(206)
Net Assets (100%)					48,452

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments are valued at cost, which approximates market value.

At September 30, 2008, the cost of investment securities for tax purposes was $57,750,000. Net unrealized depreciation of investment securities for tax purposes was $9,092,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swap in a money market fund.

Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that counterparty will default on its obligation to pay net amounts due to the fund.

At September 30, 2008, the fund had the following open swap contract:

Total Return Swaps
				Floating	Unrealized
			Notional	Interest	Appreciation
			Amount	Rate	(Depreciation)
Reference Entity	Termination Date	Dealer [1]	($000)	Paid[2]	($000)

Dow Jones AIG Commodity Index Total Return	11/28/2008	MLI	2,298	1.100%	(63)

1 MLI-Merrill Lynch International.

2 Based on three-month U.S. Treasury bill rate.

Managed Payout Growth Focus Fund

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Swaps Contracts ($000)
Level 1- Quoted prices	48,159	-
Level 2- Other significant observable inputs	499	(63)
Level 3- Significant unobservable inputs	-	-
Total	48,658	(63)

Vanguard Managed Payout Growth and Distribution Fund

Schedule of Investments

As of September 30, 2008

				Shares	Market Value ($000)
Investment Companies (99.3%)
International Stock Funds (22.4%)
	Vanguard European Stock Index Fund Investor Shares			603,729	16,971
	Vanguard Pacific Stock Index Fund Investor Shares			818,138	7,960
	Vanguard Emerging Markets Stock Index Fund Investor Shares			302,994	6,560
					31,491
U.S. Stock Fund (42.6%)
	Vanguard Total Stock Market Index Fund Investor Shares			2,106,546	59,868

Bond Fund (19.9%)
	Vanguard Total Bond Market Index Fund Investor Shares			2,833,126	27,963

Market Neutral Fund (10.4%)
	Vanguard Market Neutral Fund			1,212,550	14,720
		Coupon
Money Market Fund (4.0%)
[1]	Vanguard Market Liquidity Fund	2.296%		5,612,078	5,612
Total Investment Companies (Cost $161,308)					139,654
		Maturity Date		Face Amount ($000)
U.S. Government and Agency Obligation (0.7%)
[2]	Federal National Mortgage Assn. (Cost $999)	2.576%	10/15/08	1,000	999
Total Investments (100.0%) (Cost $162,307)					140,653
Other Assets and Liabilities-Net (0.0%)					(22)
Net Assets (100%)					140,631

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments are valued at cost, which approximates market value.

At September 30, 2008, the cost of investment securities for tax purposes was $162,307,000. Net unrealized depreciation of investment securities for tax purposes was $21,654,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swap in a money market fund.

Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that counterparty will default on its obligation to pay net amounts due to the fund.

At September 30, 2008, the fund had the following open swap contract:

Total Return Swaps
				Floating	Unrealized
			Notional	Interest	Appreciation
			Amount	Rate	(Depreciation)
Reference Entity	Termination Date	Dealer [1]	($000)	Paid[2]	($000)

Dow Jones AIG Commodity Index Total Return	11/28/2008	MLI	6,630	1.100%	(182)

1 MLI-Merrill Lynch International.

2 Based on three-month U.S. Treasury bill rate.

Managed Payout Growth and Distribution Fund

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Swaps Contracts ($000)
Level 1- Quoted prices	139,654	-
Level 2- Other significant observable inputs	999	(182)
Level 3- Significant unobservable inputs	-	-
Total	140,653	(182)

Vanguard Managed Payout Distribution Focus Fund

Schedule of Investments

As of September 30, 2008

				Shares	Market Value ($000)
Investment Companies (98.9%)
International Stock Funds (20.3%)
	Vanguard European Stock Index Fund Investor Shares			421,336	11,844
	Vanguard Pacific Stock Index Fund Investor Shares			577,146	5,616
	Vanguard Emerging Markets Stock Index Fund Investor Shares			210,588	4,559
					22,019
U.S. Stock Fund (39.1%)
	Vanguard Total Stock Market Index Fund Investor Shares			1,492,716	42,423

Bond Fund (25.1%)
	Vanguard Total Bond Market Index Fund Investor Shares			2,761,409	27,255

Market Neutral Fund (10.4%)
	Vanguard Market Neutral Fund			930,514	11,296
		Coupon
Money Market Fund (4.0%)
[1]	Vanguard Market Liquidity Fund	2.296%		4,393,225	4,393
Total Investment Companies (Cost $122,784)					107,386
		Maturity Date		Face Amount ($000)
U.S. Government and Agency Obligation (0.5%)
[2]	Federal National Mortgage Assn. (Cost $500)	2.576%	10/15/08	500	500
Total Investments (99.4%) (Cost $123,284)					107,886
Other Assets and Liabilities-Net (0.6%)					684
Net Assets (100%)					108,570

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments are valued at cost, which approximates market value.

At September 30, 2008, the cost of investment securities for tax purposes was $123,284,000. Net unrealized depreciation of investment securities for tax purposes was $15,398,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swap in a money market fund.

Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that counterparty will default on its obligation to pay net amounts due to the fund.

At September 30, 2008, the fund had the following open swap contract:

Total Return Swaps
				Floating	Unrealized
			Notional	Interest	Appreciation
			Amount	Rate	(Depreciation)
Reference Entity	Termination Date	Dealer [1]	($000)	Paid[2]	($000)

Dow Jones AIG Commodity Index Total Return	11/28/2008	MLI	5,137	1.100%	(141)

1 MLI-Merrill Lynch International.

2 Based on three-month U.S. Treasury bill rate.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Swaps Contracts ($000)
Level 1- Quoted prices	107,387	-
Level 2- Other significant observable inputs	499	(141)
Level 3- Significant unobservable inputs	-	-
Total	107,886	(141)

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2008

VANGUARD VALLEY FORGE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 18, 2008

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.